UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-21667

Fidelity Central Investment Portfolios LLC

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® High Income Central Fund 1

December 31, 2017

HP1-QTLY-0218
1.811332.113

Investments December 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 82.5%
	Principal Amount	Value
Convertible Bonds - 0.3%
Broadcasting - 0.3%
DISH Network Corp.:
2.375% 3/15/24 (a)	$750,000	$720,469
3.375% 8/15/26	770,000	837,856
		1,558,325
Nonconvertible Bonds - 82.2%
Aerospace - 2.4%
Bombardier, Inc.:
6.125% 1/15/23 (a)	2,545,000	2,494,100
7.5% 12/1/24 (a)	505,000	512,575
DAE Funding LLC:
4% 8/1/20 (a)	295,000	297,950
4.5% 8/1/22 (a)	1,685,000	1,655,513
5% 8/1/24 (a)	3,320,000	3,278,500
TransDigm, Inc.:
6% 7/15/22	1,900,000	1,938,000
6.375% 6/15/26	275,000	277,750
6.5% 5/15/25	1,895,000	1,937,638
		12,392,026
Air Transportation - 1.8%
Air Canada Trust Series 2015-1 equipment trust certificate Class C, 5% 3/15/20 (a)	3,410,000	3,486,384
Allegiant Travel Co. 5.5% 7/15/19	550,000	564,438
American Airlines Group, Inc. 4.625% 3/1/20 (a)	550,000	558,938
Continental Airlines, Inc. pass-thru trust certificates 9.798% 4/1/21	725,586	796,331
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 2/10/24	529,118	593,511
U.S. Airways pass-thru certificates:
Series 2012-2C, 5.45% 6/3/18	940,000	958,800
Series 2013-1 Class B, 5.375% 11/15/21	154,954	163,202
United Air Lines, Inc. pass-thru trust certificates Class B, 7.336% 7/2/19	391,368	416,806
United Continental Holdings, Inc. 4.25% 10/1/22	1,940,000	1,952,125
		9,490,535
Automotive & Auto Parts - 0.4%
American Tire Distributors, Inc. 10.25% 3/1/22 (a)	440,000	453,200
Delphi Technologies PLC 5% 10/1/25 (a)	560,000	567,000
Jaguar Land Rover PLC 4.5% 10/1/27 (a)	370,000	364,450
ZF North America Capital, Inc. 4.75% 4/29/25 (a)	618,000	654,308
		2,038,958
Broadcasting - 0.5%
AMC Networks, Inc.:
4.75% 12/15/22	510,000	520,838
4.75% 8/1/25	950,000	941,688
Gray Television, Inc. 5.875% 7/15/26 (a)	430,000	440,750
Sirius XM Radio, Inc.:
3.875% 8/1/22 (a)	160,000	160,400
5% 8/1/27 (a)	600,000	601,500
		2,665,176
Building Materials - 0.7%
Building Materials Corp. of America 4.75% 1/15/28 (a)	1,050,000	1,052,426
CEMEX Finance LLC 6% 4/1/24 (a)	530,000	557,825
CEMEX S.A.B. de CV 5.7% 1/11/25 (a)	595,000	627,725
Eagle Materials, Inc. 4.5% 8/1/26	1,370,000	1,428,225
		3,666,201
Cable/Satellite TV - 5.6%
Altice SA:
7.625% 2/15/25 (a)	570,000	545,775
7.75% 5/15/22 (a)	7,045,000	6,939,325
Altice U.S. Finance SA 5.375% 7/15/23 (a)	1,625,000	1,661,563
Cablevision Systems Corp. 5.875% 9/15/22	275,000	270,875
CCO Holdings LLC/CCO Holdings Capital Corp.:
4% 3/1/23 (a)	3,065,000	3,034,350
5% 2/1/28 (a)	3,635,000	3,535,038
5.125% 5/1/23 (a)	1,675,000	1,708,500
5.125% 5/1/27 (a)	2,910,000	2,866,350
5.5% 5/1/26 (a)	1,855,000	1,901,375
CSC Holdings, Inc. 5.5% 4/15/27 (a)	925,000	943,500
DISH DBS Corp. 5.875% 11/15/24	800,000	779,000
Virgin Media Secured Finance PLC 5.5% 8/15/26 (a)	2,140,000	2,193,500
Ziggo Bond Finance BV 5.875% 1/15/25 (a)	1,635,000	1,606,388
Ziggo Secured Finance BV 5.5% 1/15/27 (a)	1,325,000	1,315,063
		29,300,602
Capital Goods - 0.4%
J.B. Poindexter & Co., Inc. 9% 4/1/22 (a)	1,801,000	1,868,538
Chemicals - 2.8%
CF Industries Holdings, Inc.:
3.4% 12/1/21 (a)	580,000	585,886
3.45% 6/1/23	600,000	591,750
4.5% 12/1/26 (a)	420,000	437,695
Evolution Escrow Issuer LLC 7.5% 3/15/22 (a)	650,000	679,250
Kraton Polymers LLC/Kraton Polymers Capital Corp. 7% 4/15/25 (a)	1,575,000	1,685,250
NOVA Chemicals Corp.:
4.875% 6/1/24 (a)	1,110,000	1,107,225
5.25% 6/1/27 (a)	1,000,000	997,500
Nufarm Australia Ltd. 6.375% 10/15/19 (a)	1,080,000	1,098,900
Olin Corp. 5.125% 9/15/27	1,725,000	1,815,563
Platform Specialty Products Corp. 5.875% 12/1/25 (a)	530,000	526,025
TPC Group, Inc. 8.75% 12/15/20 (a)	2,180,000	2,180,000
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.375% 9/1/25 (a)	1,175,000	1,216,125
Tronox Finance PLC 5.75% 10/1/25 (a)	235,000	241,463
Valvoline, Inc. 4.375% 8/15/25	970,000	979,700
Versum Materials, Inc. 5.5% 9/30/24 (a)	580,000	620,600
		14,762,932
Consumer Products - 0.1%
Mattel, Inc. 6.75% 12/31/25 (a)	445,000	450,985
Containers - 2.2%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.25% 9/15/22 (a)	925,000	941,188
4.625% 5/15/23 (a)	3,445,000	3,514,934
6% 2/15/25 (a)	920,000	968,300
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26	1,930,000	1,901,050
OI European Group BV 4% 3/15/23 (a)	1,380,000	1,381,863
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
3 month U.S. LIBOR + 3.500% 4.8592% 7/15/21 (a)(b)(c)	1,300,000	1,319,500
5.75% 10/15/20	373,106	378,703
Silgan Holdings, Inc. 4.75% 3/15/25 (a)	805,000	825,125
		11,230,663
Diversified Financial Services - 5.7%
Chobani LLC/Finance Corp., Inc. 7.5% 4/15/25 (a)	830,000	879,800
FLY Leasing Ltd. 5.25% 10/15/24	400,000	400,000
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22	8,745,000	8,854,277
6.25% 2/1/22 (a)	1,355,000	1,385,488
6.25% 2/1/22	3,160,000	3,231,100
6.375% 12/15/25 (a)	1,030,000	1,030,103
6.75% 2/1/24	615,000	631,913
ILFC E-Capital Trust I 3 month U.S. LIBOR + 1.550% 4.37% 12/21/65 (a)(b)(c)	1,810,000	1,764,750
ILFC E-Capital Trust II 3 month U.S. LIBOR + 1.800% 4.62% 12/21/65 (a)(b)(c)	4,940,000	4,767,100
James Hardie International Finance Ltd.:
4.75% 1/15/25 (a)	370,000	372,775
5% 1/15/28 (a)	375,000	377,813
MSCI, Inc. 4.75% 8/1/26 (a)	2,985,000	3,134,250
Quicken Loans, Inc. 5.25% 1/15/28 (a)	1,035,000	1,021,752
Radiate Holdco LLC/Radiate Financial Service Ltd. 6.625% 2/15/25 (a)	640,000	604,800
Tempo Acquisition LLC 6.75% 6/1/25 (a)	1,385,000	1,398,850
		29,854,771
Diversified Media - 0.5%
E.W. Scripps Co. 5.125% 5/15/25 (a)	785,000	781,075
MDC Partners, Inc. 6.5% 5/1/24 (a)	1,415,000	1,422,075
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (a)	370,000	380,638
		2,583,788
Energy - 14.1%
Antero Resources Corp.:
5% 3/1/25	1,495,000	1,524,900
5.125% 12/1/22	2,200,000	2,244,000
5.625% 6/1/23 (Reg. S)	2,205,000	2,293,200
Calfrac Holdings LP 7.5% 12/1/20 (a)	550,000	541,750
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27	670,000	693,048
5.875% 3/31/25	1,615,000	1,750,256
7% 6/30/24	1,475,000	1,678,734
Chesapeake Energy Corp.:
4.875% 4/15/22	2,630,000	2,491,925
5.75% 3/15/23	1,715,000	1,586,375
8% 12/15/22 (a)	1,057,000	1,140,239
8% 1/15/25 (a)	560,000	565,600
8% 6/15/27 (a)	1,010,000	969,600
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 5.3385% 6/15/22 (a)(b)(c)	3,330,000	3,317,598
6.875% 6/15/25 (a)	945,000	1,001,700
Continental Resources, Inc.:
3.8% 6/1/24	375,000	370,781
4.375% 1/15/28 (a)	1,155,000	1,140,216
4.5% 4/15/23	2,460,000	2,509,200
4.9% 6/1/44	395,000	377,225
Covey Park Energy LLC 7.5% 5/15/25 (a)	725,000	755,595
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 5.75% 4/1/25	1,045,000	1,078,963
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	2,175,000	2,240,250
Diamond Offshore Drilling, Inc. 7.875% 8/15/25	730,000	763,763
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (a)	220,000	223,850
5.75% 1/30/28 (a)	220,000	225,940
Energy Transfer Equity LP 4.25% 3/15/23	985,000	977,613
Ensco PLC:
4.5% 10/1/24	820,000	688,800
5.2% 3/15/25	3,400,000	2,890,000
Exterran Energy Solutions LP 8.125% 5/1/25 (a)	600,000	645,000
Exterran Partners LP/EXLP Finance Corp. 6% 4/1/21	2,525,000	2,525,000
FTS International, Inc.:
3 month U.S. LIBOR + 7.500% 9.0885% 6/15/20 (a)(b)(c)	414,000	422,280
6.25% 5/1/22	550,000	532,125
Hess Infrastructure Partners LP 5.625% 2/15/26 (a)	655,000	676,288
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (a)	3,400,000	3,366,000
5.75% 10/1/25 (a)	1,635,000	1,671,788
Jonah Energy LLC 7.25% 10/15/25 (a)	695,000	700,213
Nabors Industries, Inc. 5.5% 1/15/23	2,650,000	2,570,500
Newfield Exploration Co. 5.375% 1/1/26	395,000	417,713
NextEra Energy Partners LP:
4.25% 9/15/24 (a)	340,000	345,950
4.5% 9/15/27 (a)	235,000	233,825
NGL Energy Partners LP/NGL Energy Finance Corp. 6.125% 3/1/25	260,000	253,500
NGPL PipeCo LLC:
4.375% 8/15/22 (a)	125,000	127,109
4.875% 8/15/27 (a)	125,000	129,688
Noble Holding International Ltd.:
4.625% 3/1/21	1,091,000	1,020,085
7.7% 4/1/25 (b)	865,000	724,438
7.75% 1/15/24	1,265,000	1,087,900
NuStar Logistics LP 5.625% 4/28/27	410,000	417,175
Parsley Energy LLC/Parsley:
5.25% 8/15/25 (a)	200,000	200,500
5.375% 1/15/25 (a)	355,000	358,550
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23 (a)	780,000	803,400
Precision Drilling Corp.:
5.25% 11/15/24	325,000	306,313
6.5% 12/15/21	213,000	216,994
7.125% 1/15/26 (a)	415,000	423,300
7.75% 12/15/23	1,265,000	1,328,250
Range Resources Corp.:
4.875% 5/15/25	920,000	887,800
5% 3/15/23	2,030,000	2,019,850
SemGroup Corp. 7.25% 3/15/26 (a)	475,000	485,688
SESI LLC 7.75% 9/15/24 (a)	310,000	329,375
Southwestern Energy Co. 4.1% 3/15/22	390,000	384,150
Summit Midstream Holdings LLC 5.75% 4/15/25	890,000	897,467
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5% 1/15/28 (a)	1,315,000	1,311,713
5.25% 5/1/23	380,000	388,550
6.75% 3/15/24	1,445,000	1,549,763
TerraForm Power Operating LLC:
4.25% 1/31/23 (a)	265,000	263,013
5% 1/31/28 (a)	265,000	262,350
The Williams Companies, Inc.:
3.7% 1/15/23	3,535,000	3,517,325
4.55% 6/24/24	580,000	601,750
Whiting Petroleum Corp.:
5% 3/15/19	790,000	810,145
6.25% 4/1/23	455,000	466,944
6.625% 1/15/26 (a)	355,000	362,100
WPX Energy, Inc. 6% 1/15/22	1,310,000	1,368,950
		73,451,938
Entertainment/Film - 0.5%
AMC Entertainment Holdings, Inc. 5.875% 11/15/26	395,000	389,075
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (a)(b)	2,518,007	2,423,582
		2,812,657
Environmental - 0.2%
CD&R Waterworks Merger Sub LLC 6.125% 8/15/25 (a)	200,000	203,000
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (a)	875,000	911,094
		1,114,094
Food & Drug Retail - 0.9%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 5.75% 3/15/25	1,220,000	1,100,440
Albertsons, Inc.:
7.45% 8/1/29	265,000	233,200
7.75% 6/15/26	318,000	286,200
8% 5/1/31	1,680,000	1,516,200
8.7% 5/1/30	235,000	219,725
FAGE International SA/FAGE U.S.A. Dairy Industry, Inc. 5.625% 8/15/26 (a)	155,000	149,575
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22 (a)	2,365,000	1,277,100
		4,782,440
Food/Beverage/Tobacco - 1.4%
C&S Group Enterprises LLC 5.375% 7/15/22 (a)	845,000	796,413
Cott Holdings, Inc. 5.5% 4/1/25 (a)	600,000	616,500
Lamb Weston Holdings, Inc. 4.625% 11/1/24 (a)	935,000	963,050
Minerva Luxembourg SA 6.5% 9/20/26 (a)	605,000	621,638
Post Holdings, Inc.:
5% 8/15/26 (a)	395,000	388,581
5.625% 1/15/28 (a)	825,000	829,373
5.75% 3/1/27 (a)	710,000	722,425
Vector Group Ltd. 6.125% 2/1/25 (a)	2,245,000	2,323,575
		7,261,555
Gaming - 3.4%
CRC Escrow Issuer LLC/CRC Finance LLC 5.25% 10/15/25 (a)	1,485,000	1,496,138
MCE Finance Ltd. 4.875% 6/6/25 (a)	2,195,000	2,219,062
MGM Growth Properties Operating Partnership LP:
4.5% 9/1/26	4,310,000	4,288,450
4.5% 1/15/28 (a)	955,000	935,900
Scientific Games Corp.:
5% 10/15/25 (a)	150,000	150,375
6.625% 5/15/21	4,015,000	4,145,488
7% 1/1/22 (a)	190,000	200,213
Station Casinos LLC 5% 10/1/25 (a)	1,085,000	1,090,425
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (a)	1,485,000	1,505,419
Wynn Macau Ltd.:
4.875% 10/1/24 (a)	375,000	376,875
5.5% 10/1/27 (a)	1,125,000	1,137,656
		17,546,001
Healthcare - 7.6%
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (a)	3,585,000	3,490,894
Catalent Pharma Solutions 4.875% 1/15/26 (a)	655,000	657,456
Community Health Systems, Inc.:
6.25% 3/31/23	2,010,000	1,809,000
6.875% 2/1/22	3,335,000	1,917,625
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	1,295,000	1,320,900
HCA Holdings, Inc.:
4.5% 2/15/27	2,350,000	2,361,750
5% 3/15/24	2,450,000	2,548,000
5.875% 2/15/26	910,000	962,325
HealthSouth Corp.:
5.125% 3/15/23	545,000	557,263
5.75% 9/15/25	1,495,000	1,554,800
Kindred Healthcare, Inc.:
8% 1/15/20	340,000	368,373
8.75% 1/15/23	395,000	418,700
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27	565,000	575,594
5.25% 8/1/26	1,860,000	1,925,100
Polaris Intermediate Corp. 8.5% 12/1/22 pay-in-kind (a)(b)	965,000	1,001,188
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	390,000	397,800
5.5% 2/1/21	730,000	745,513
Service Corp. International 4.625% 12/15/27	1,035,000	1,050,132
Teleflex, Inc.:
4.625% 11/15/27	210,000	211,796
4.875% 6/1/26	2,200,000	2,271,500
Tenet Healthcare Corp.:
4.375% 10/1/21	1,125,000	1,122,188
4.625% 7/15/24 (a)	740,000	721,500
6.75% 6/15/23	455,000	441,350
THC Escrow Corp. III 5.125% 5/1/25 (a)	430,000	419,250
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (a)	3,590,000	3,594,488
5.5% 11/1/25 (a)	740,000	752,950
5.625% 12/1/21 (a)	2,790,000	2,727,225
5.875% 5/15/23 (a)	2,505,000	2,323,388
9% 12/15/25 (a)	545,000	567,999
Wellcare Health Plans, Inc. 5.25% 4/1/25	855,000	902,025
		39,718,072
Homebuilders/Real Estate - 3.0%
Beazer Homes U.S.A., Inc. 5.875% 10/15/27 (a)	950,000	954,750
CalAtlantic Group, Inc.:
5.25% 6/1/26	2,220,000	2,347,650
5.875% 11/15/24	580,000	644,699
Howard Hughes Corp. 5.375% 3/15/25 (a)	1,055,000	1,081,375
Lennar Corp. 4.75% 11/29/27 (a)	680,000	700,264
M.D.C. Holdings, Inc. 6% 1/15/43	330,000	321,750
M/I Homes, Inc.:
5.625% 8/1/25	265,000	268,954
6.75% 1/15/21	2,730,000	2,825,550
Mattamy Group Corp.:
6.5% 10/1/25 (a)	445,000	470,588
6.875% 12/15/23 (a)	260,000	274,950
Starwood Property Trust, Inc.:
4.75% 3/15/25 (a)	490,000	486,325
5% 12/15/21	1,255,000	1,302,063
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (a)	950,000	1,003,438
Toll Brothers Finance Corp. 4.875% 3/15/27	977,000	1,013,638
TRI Pointe Homes, Inc. 5.25% 6/1/27	815,000	835,946
William Lyon Homes, Inc. 7% 8/15/22	765,000	787,950
		15,319,890
Hotels - 0.4%
Hilton Escrow Issuer LLC 4.25% 9/1/24	790,000	797,900
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25	760,000	780,900
4.875% 4/1/27	450,000	470,813
		2,049,613
Insurance - 0.4%
Acrisure LLC 7% 11/15/25 (a)	755,000	727,639
USIS Merger Sub, Inc. 6.875% 5/1/25 (a)	1,545,000	1,560,450
		2,288,089
Leisure - 0.7%
Carlson Travel, Inc. 9.5% 12/15/24 (a)	460,000	370,300
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 6.125% 12/1/24 (a)	420,000	458,850
Silversea Cruises 7.25% 2/1/25 (a)	440,000	474,100
Studio City Co. Ltd.:
5.875% 11/30/19 (a)	460,000	480,700
7.25% 11/30/21 (a)	1,040,000	1,097,200
Viking Cruises Ltd. 5.875% 9/15/27 (a)	490,000	498,575
		3,379,725
Metals/Mining - 2.6%
Constellium NV 5.875% 2/15/26 (a)	795,000	809,906
First Quantum Minerals Ltd.:
7% 2/15/21 (a)	1,150,000	1,193,125
7.25% 5/15/22 (a)	655,000	686,637
7.25% 4/1/23 (a)	1,075,000	1,158,313
7.5% 4/1/25 (a)	1,010,000	1,095,850
FMG Resources (August 2006) Pty Ltd.:
4.75% 5/15/22 (a)	1,155,000	1,169,438
5.125% 5/15/24 (a)	525,000	531,563
Freeport-McMoRan, Inc.:
3.55% 3/1/22	3,130,000	3,094,788
3.875% 3/15/23	625,000	621,875
5.4% 11/14/34	265,000	269,638
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.5% 6/15/25 (a)	2,675,000	2,795,375
		13,426,508
Publishing/Printing - 0.2%
Multi-Color Corp. 4.875% 11/1/25 (a)	1,185,000	1,189,444
Restaurants - 1.6%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4.25% 5/15/24 (a)	1,310,000	1,306,725
5% 10/15/25 (a)	2,130,000	2,145,975
Golden Nugget, Inc. 6.75% 10/15/24 (a)	2,565,000	2,609,888
KFC Holding Co./Pizza Hut Holding LLC:
4.75% 6/1/27 (a)	450,000	460,125
5% 6/1/24 (a)	700,000	721,875
Yum! Brands, Inc. 5.35% 11/1/43	915,000	882,975
		8,127,563
Services - 2.7%
APX Group, Inc.:
6.375% 12/1/19	1,336,000	1,356,040
7.625% 9/1/23	720,000	757,800
8.75% 12/1/20	3,281,000	3,346,620
Aramark Services, Inc. 4.75% 6/1/26	2,750,000	2,791,250
Ashtead Capital, Inc.:
4.125% 8/15/25 (a)	375,000	378,750
4.375% 8/15/27 (a)	395,000	400,925
Avantor, Inc.:
6% 10/1/24 (a)	740,000	737,225
9% 10/1/25 (a)	1,340,000	1,319,900
CDK Global, Inc. 4.875% 6/1/27 (a)	460,000	465,750
IHS Markit Ltd. 4% 3/1/26 (a)	225,000	224,719
Laureate Education, Inc. 8.25% 5/1/25 (a)	1,445,000	1,531,700
Prime Security One MS, Inc. 4.875% 7/15/32 (a)	750,000	708,750
		14,019,429
Steel - 1.2%
Big River Steel LLC/BRS Finance Corp. 7.25% 9/1/25 (a)	400,000	423,000
Cliffs Natural Resources, Inc.:
4.875% 1/15/24 (a)	1,035,000	1,032,413
5.75% 3/1/25 (a)	1,190,000	1,131,988
Commercial Metals Co. 5.375% 7/15/27	825,000	841,500
Steel Dynamics, Inc.:
4.125% 9/15/25 (a)	1,070,000	1,078,025
5.125% 10/1/21	1,650,000	1,691,250
		6,198,176
Super Retail - 0.8%
JC Penney Corp., Inc. 7.4% 4/1/37	3,055,000	1,970,475
Netflix, Inc.:
4.375% 11/15/26	1,145,000	1,119,238
4.875% 4/15/28 (a)	1,185,000	1,161,300
		4,251,013
Technology - 4.0%
EMC Corp. 2.65% 6/1/20	1,995,000	1,969,722
Ensemble S Merger Sub, Inc. 9% 9/30/23 (a)	30,000	31,725
Gartner, Inc. 5.125% 4/1/25 (a)	405,000	423,225
Greeneden U.S. Holdings II LLC 10% 11/30/24 (a)	445,000	486,163
NXP BV/NXP Funding LLC:
3.875% 9/1/22 (a)	2,725,000	2,755,656
4.125% 6/1/21 (a)	3,265,000	3,330,300
4.625% 6/1/23 (a)	2,180,000	2,280,280
Open Text Corp. 5.875% 6/1/26 (a)	2,920,000	3,146,300
Sensata Technologies BV 5% 10/1/25 (a)	1,910,000	2,019,825
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (a)	685,000	744,938
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (a)	1,545,000	1,738,094
Symantec Corp. 5% 4/15/25 (a)	1,325,000	1,378,000
VeriSign, Inc. 5.25% 4/1/25	330,000	359,288
		20,663,516
Telecommunications - 6.9%
Altice Financing SA:
6.625% 2/15/23 (a)	1,690,000	1,769,599
7.5% 5/15/26 (a)	180,000	191,700
Altice Finco SA 7.625% 2/15/25 (a)	1,310,000	1,332,925
Equinix, Inc. 5.375% 5/15/27	495,000	529,650
Frontier Communications Corp.:
10.5% 9/15/22	960,000	726,000
11% 9/15/25	1,640,000	1,205,400
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc. 12.5% 7/1/22 (a)	1,725,000	1,947,094
Inmarsat Finance PLC 4.875% 5/15/22 (a)	660,000	658,350
Sable International Finance Ltd. 6.875% 8/1/22 (a)	1,895,000	2,006,331
SBA Communications Corp. 4.875% 9/1/24	260,000	267,150
SFR Group SA:
6% 5/15/22 (a)	2,250,000	2,278,125
6.25% 5/15/24 (a)	1,880,000	1,884,700
Sprint Capital Corp. 6.875% 11/15/28	1,795,000	1,806,219
Sprint Communications, Inc. 6% 11/15/22	700,000	700,000
Sprint Corp.:
7.25% 9/15/21	1,945,000	2,059,269
7.625% 2/15/25	2,020,000	2,115,950
7.875% 9/15/23	1,355,000	1,443,075
T-Mobile U.S.A., Inc. 6.625% 4/1/23	5,045,000	5,259,413
Telecom Italia Capital SA 6% 9/30/34	1,205,000	1,352,613
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (a)	2,400,000	2,394,000
Wind Tre SpA 5% 1/20/26 (a)	1,760,000	1,655,315
Zayo Group LLC/Zayo Capital, Inc.:
5.75% 1/15/27 (a)	1,420,000	1,448,400
6.375% 5/15/25	525,000	555,188
		35,586,466
Transportation Ex Air/Rail - 1.0%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (a)	4,640,000	3,932,400
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (a)	475,000	381,188
11.25% 8/15/22 (a)	815,000	786,475
		5,100,063
Utilities - 5.5%
Calpine Corp. 5.25% 6/1/26 (a)	630,000	617,406
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	3,270,000	3,629,700
DPL, Inc. 6.75% 10/1/19	1,390,000	1,456,025
Dynegy, Inc.:
7.625% 11/1/24	1,230,000	1,319,175
8.125% 1/30/26 (a)	785,000	857,613
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22	1,785,000	1,834,088
7% 6/15/23	4,980,000	5,116,950
InterGen NV 7% 6/30/23 (a)	230,000	222,525
NRG Energy, Inc.:
5.75% 1/15/28 (a)	575,000	580,750
6.25% 5/1/24	1,235,000	1,293,663
6.625% 1/15/27	425,000	449,438
NRG Yield Operating LLC 5% 9/15/26	970,000	984,550
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (a)	4,706,915	5,165,840
The AES Corp.:
4.875% 5/15/23	3,975,000	4,049,531
5.125% 9/1/27	755,000	792,750
6% 5/15/26	390,000	421,200
		28,791,204

TOTAL NONCONVERTIBLE BONDS		427,382,631

TOTAL CORPORATE BONDS
(Cost $418,876,036)		428,940,956
	Shares	Value

Common Stocks - 0.2%
Energy - 0.2%
Forbes Energy Services Ltd.	76,687	759,201
Southwestern Energy Co. (d)	31,230	174,263

TOTAL ENERGY		933,464

Telecommunications - 0.0%
CUI Acquisition Corp. Class E (d)(e)	0*	16,065
TOTAL COMMON STOCKS
(Cost $4,516,530)		949,529

Convertible Preferred Stocks - 0.2%
Energy - 0.2%
Southwestern Energy Co. Series B 6.25%
(Cost $1,287,176)	72,600	864,390
	Principal Amount	Value

Bank Loan Obligations - 8.7%
Aerospace - 0.8%
TransDigm, Inc.:
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.3617% 6/9/23 (b)(c)	3,422,745	3,426,544
Tranche G, term loan 3 month U.S. LIBOR + 3.000% 4.6652% 8/22/24 (b)(c)	950,225	954,187

TOTAL AEROSPACE		4,380,731

Air Transportation - 0.3%
American Airlines, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.477% 12/14/23 (b)(c)	1,341,450	1,339,102
Broadcasting - 0.1%
Nielsen Finance LLC Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.000% 3.4319% 10/4/23 (b)(c)	422,875	424,461
Cable/Satellite TV - 0.5%
Numericable LLC Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.000% 4.3491% 1/1/26 (b)(c)	870,000	836,557
Unitymedia Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.727% 9/30/25 (b)(c)	1,200,000	1,200,456
Zayo Group LLC term loan 3 month U.S. LIBOR + 2.000% 3.5521% 1/19/21 (b)(c)	600,463	601,747

TOTAL CABLE/SATELLITE TV		2,638,760

Chemicals - 0.0%
Tronox Blocked Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3231% 9/22/24 (b)(c)	60,465	60,810
Tronox Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6934% 9/22/24 (b)(c)	139,535	140,332

TOTAL CHEMICALS		201,142

Containers - 0.0%
Reynolds Group Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.319% 2/5/23 (b)(c)	244,092	245,105
Diversified Financial Services - 0.3%
IBC Capital U.S. LLC:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.5361% 9/9/22 (b)(c)	1,515,000	1,480,913
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.2861% 9/10/21 (b)(c)	126,425	126,235

TOTAL DIVERSIFIED FINANCIAL SERVICES		1,607,148

Energy - 0.2%
California Resources Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.2408% 11/17/22 (b)(c)	450,000	447,750
Forbes Energy Services LLC Tranche B, term loan 12% 4/13/21 (b)(e)	754,987	760,649

TOTAL ENERGY		1,208,399

Entertainment/Film - 0.2%
AMC Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.727% 12/15/22 (b)(c)	768,041	770,568
Environmental - 0.1%
Hd Supply Waterworks Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.455% 8/1/24 (b)(c)	390,000	392,683
Food & Drug Retail - 0.1%
Albertson's LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.4623% 6/22/23 (b)(c)	487,749	477,179
Food/Beverage/Tobacco - 0.1%
Post Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.82% 5/24/24 (b)(c)	263,675	264,477
Gaming - 0.6%
CityCenter Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.8498% 4/18/24 (b)(c)	985,050	988,990
Golden Entertainment, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 4.51% 10/20/24 (b)(c)	1,290,000	1,291,071
3 month U.S. LIBOR + 7.000% 8.51% 10/20/25 (b)(c)	430,000	432,688
Scientific Games Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.704% 8/14/24 (b)(c)	344,138	346,719

TOTAL GAMING		3,059,468

Insurance - 0.2%
Acrisure LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.6473% 11/22/23 (b)(c)	9,975	10,062
USI, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3498% 5/16/24 (b)(c)	1,022,438	1,020,311

TOTAL INSURANCE		1,030,373

Publishing/Printing - 0.3%
Springer Science+Business Media Deutschland GmbH Tranche B 13LN, term loan 3 month U.S. LIBOR + 3.500% 4.9788% 8/15/22 (b)(c)	1,734,243	1,738,093
Services - 0.7%
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.7288% 6/13/25 (b)(c)	65,000	65,016
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.9788% 6/13/24 (b)(c)	304,237	304,977
Aramark Services, Inc. Tranche B-1, term loan 3 month U.S. LIBOR + 2.000% 3.569% 3/7/25 (b)(c)	385,000	385,000
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.069% 4/7/21 (b)(c)	2,688,398	2,694,286

TOTAL SERVICES		3,449,279

Super Retail - 0.7%
JC Penney Corp., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.7288% 6/23/23 (b)(c)	2,397,861	2,236,005
Red Ventures LLC:
Tranche 2LN, term loan 3 month U.S. LIBOR + 8.000% 9.569% 11/8/25 (b)(c)	315,375	314,391
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.569% 11/8/24 (b)(c)	1,301,738	1,299,459

TOTAL SUPER RETAIL		3,849,855

Technology - 2.0%
Ceridian HCM Holding, Inc. Tranche B 2LN, term loan 3 month U.S. LIBOR + 3.500% 5.0521% 9/15/20 (b)(c)	1,226,667	1,229,218
Epicor Software Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.1% 6/1/22 (b)(c)	1,956,217	1,959,719
Go Daddy Operating Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.5998% 2/15/24 (b)(c)	1,864,664	1,868,486
Kronos, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.9026% 11/1/23 (b)(c)	2,301,794	2,316,042
Landesk Group, Inc. term loan:
3 month U.S. LIBOR + 4.250% 5.82% 1/20/24 (b)(c)	596,593	566,203
3 month U.S. LIBOR + 9.000% 10.57% 1/20/25 (b)(c)	445,000	423,863
Uber Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.5521% 7/13/23 (b)(c)	1,841,688	1,850,436

TOTAL TECHNOLOGY		10,213,967

Telecommunications - 1.2%
Altice Financing SA Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 4.1092% 7/15/25 (b)(c)	512,425	501,259
3 month U.S. LIBOR + 2.750% 4.1119% 1/31/26 (b)(c)	890,000	870,420
Level 3 Financing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.6959% 2/22/24 (b)(c)	1,195,000	1,195,000
Radiate Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.569% 2/1/24 (b)(c)	1,672,363	1,658,331
SFR Group SA Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 4.1301% 7/31/25 (b)(c)	1,542,250	1,470,535
Sprint Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.125% 2/3/24 (b)(c)	436,700	436,372

TOTAL TELECOMMUNICATIONS		6,131,917

Utilities - 0.3%
Exgen Renewables Iv LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.4676% 11/16/24 (b)(c)	370,000	373,700
The AES Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.454% 5/24/22 (b)(c)	1,265,438	1,267,551

TOTAL UTILITIES		1,641,251

TOTAL BANK LOAN OBLIGATIONS
(Cost $45,049,769)		45,063,958

Preferred Securities - 4.0%
Banks & Thrifts - 3.8%
Bank of America Corp.:
6.1% (b)(f)	2,010,000	2,241,877
6.25% (b)(f)	2,310,000	2,599,727
Barclays Bank PLC 7.625% 11/21/22	4,215,000	4,809,888
Citigroup, Inc.:
5.875% (b)(f)	2,735,000	2,880,174
5.95% (b)(f)	760,000	815,271
Credit Agricole SA:
6.625% (a)(b)(f)	1,405,000	1,460,015
7.875% (a)(b)(f)	205,000	232,310
Goldman Sachs Group, Inc. 5% (b)(f)	1,900,000	1,885,613
JPMorgan Chase & Co. 5.3% (b)(f)	455,000	475,944
Royal Bank of Scotland Group PLC 7.5% (b)(f)	2,195,000	2,322,127

TOTAL BANKS & THRIFTS		19,722,946

Energy - 0.2%
Andeavor Logistics LP 6.875% (b)(f)	1,270,000	1,294,936
TOTAL PREFERRED SECURITIES
(Cost $19,600,419)		21,017,882
	Shares	Value

Money Market Funds - 2.6%
Fidelity Cash Central Fund, 1.36% (g)
(Cost $13,575,558)	13,572,844	13,575,558
TOTAL INVESTMENT IN SECURITIES - 98.2%
(Cost $502,905,488)		510,412,273
NET OTHER ASSETS (LIABILITIES) - 1.8%		9,422,683
NET ASSETS - 100%		$519,834,956

* Amount represents less than 1 share.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $238,542,641 or 45.9% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Non-income producing

 (e) Level 3 security

 (f) Security is perpetual in nature with no stated maturity date.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$38,988
Total	$38,988

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Energy	$1,797,854	$933,464	$864,390	$--
Telecommunication Services	16,065	--	--	16,065
Corporate Bonds	428,940,956	--	428,940,956	--
Bank Loan Obligations	45,063,958	--	44,303,309	760,649
Preferred Securities	21,017,882	--	21,017,882	--
Money Market Funds	13,575,558	13,575,558	--	--
Total Investments in Securities:	$510,412,273	$14,509,022	$495,126,537	$776,714

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Floating Rate Central Fund

December 31, 2017

FR1-QTLY-0218
1.811346.113

Investments December 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Bank Loan Obligations - 87.9%(a)
	Principal Amount	Value
Aerospace - 1.0%
DAE Aviation Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.32% 7/7/22 (b)(c)	$3,386,187	$3,408,773
TransDigm, Inc.:
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.3617% 6/9/23 (b)(c)	9,427,547	9,438,011
Tranche G, term loan 3 month U.S. LIBOR + 3.000% 4.6652% 8/22/24 (b)(c)	5,478,734	5,501,581

TOTAL AEROSPACE		18,348,365

Air Transportation - 0.2%
Hanjin International Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.8539% 10/18/20 (b)(c)	1,000,000	1,002,500
Transplace Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.6418% 10/5/24 (b)(c)	3,500,000	3,529,155

TOTAL AIR TRANSPORTATION		4,531,655

Automotive & Auto Parts - 1.1%
Caliber Holdings Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.569% 2/1/24 (b)(c)	1,628,750	1,637,920
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.819% 2/1/25 (b)(c)	450,000	457,875
Chrysler Group LLC term loan 3 month U.S. LIBOR + 2.000% 3.51% 12/31/18 (b)(c)	836,478	838,218
CWGS Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.3915% 11/8/23 (b)(c)	1,087,254	1,093,278
Navistar, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.9% 11/6/24 (b)(c)	5,000,000	5,014,050
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.1934% 11/27/20 (b)(c)	6,494,066	6,035,455
Tranche 2LN, term loan 3 month U.S. LIBOR + 9.000% 10.6934% 11/27/21 (b)(c)	2,641,000	2,185,428
The Gates Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.6934% 3/31/24 (b)(c)	643,478	646,605
UOS LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.069% 4/18/23 (b)(c)	2,388,798	2,436,574

TOTAL AUTOMOTIVE & AUTO PARTS		20,345,403

Banks & Thrifts - 0.1%
Recess Holdings, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.750% 9/29/24 (c)(d)	241,667	242,573
3 month U.S. LIBOR + 3.750% 5.2539% 9/29/24 (b)(c)	1,783,863	1,790,552

TOTAL BANKS & THRIFTS		2,033,125

Broadcasting - 1.3%
CBS Radio, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.1719% 3/2/24 (b)(c)	6,500,000	6,529,770
Clear Channel Communications, Inc. Tranche D, term loan 3 month U.S. LIBOR + 6.750% 8.4434% 1/30/19 (b)(c)	10,685,000	7,987,038
ION Media Networks, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.18% 12/18/20 (b)(c)	3,344,713	3,348,894
Raycom Media, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.0775% 8/23/24 (b)(c)	2,339,138	2,356,681
Sinclair Television Group, Inc. Tranche B-1, term loan 3 month U.S. LIBOR + 2.500% 12/7/24 (c)(e)	4,000,000	3,992,520

TOTAL BROADCASTING		24,214,903

Building Materials - 1.1%
Beacon Roofing Supply, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 1/2/25 (c)(e)	3,500,000	3,507,280
GYP Holdings III Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3801% 4/1/23 (b)(c)	4,005,493	4,020,514
HD Supply, Inc. Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.500% 3.8328% 10/17/23 (b)(c)	1,485,028	1,495,542
Jeld-Wen, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.6934% 12/7/24 (b)(c)	1,570,000	1,574,255
Traverse Midstream Partners Ll Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.33% 9/27/24 (b)(c)	4,135,000	4,188,755
Ventia Deco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.1934% 5/21/22(b)(c)	4,962,143	5,011,764

TOTAL BUILDING MATERIALS		19,798,110

Cable/Satellite TV - 2.1%
Altice U.S. Finance SA Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.819% 7/28/25 (b)(c)	1,985,025	1,975,517
Cable One, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.95% 5/1/24 (b)(c)	1,263,650	1,266,809
Charter Communication Operating LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.57% 4/13/25 (b)(c)	23,000,000	23,008,280
MCC Iowa LLC Tranche M, term loan 3 month U.S. LIBOR + 2.000% 3.46% 1/15/25 (b)(c)	1,082,288	1,083,370
Virgin Media Bristol LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.977% 1/31/26 (b)(c)	5,500,000	5,496,590
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.7511% 8/19/23 (b)(c)	6,982,500	6,910,510

TOTAL CABLE/SATELLITE TV		39,741,076

Capital Goods - 0.5%
Doosan Bobcat Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.1934% 5/18/24 (b)(c)	1,749,077	1,755,199
Gardner Denver, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.4434% 7/30/24 (b)(c)	1,137,150	1,140,300
Onex Wizard U.S. Acquisition, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.569% 3/13/22 (b)(c)	4,440,312	4,456,963
Zodiac Pool Solutions LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.6934% 12/20/23 (b)(c)	1,642,145	1,649,337

TOTAL CAPITAL GOODS		9,001,799

Chemicals - 2.2%
Ashland LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.572% 5/17/24 (b)(c)	1,990,000	1,999,114
ASP Chromaflo Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.3498% 11/18/23 (b)(c)	2,098,800	2,106,671
Ineos Styrolution U.S. Holding LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.6934% 3/29/24 (b)(c)	1,530,814	1,533,692
Jade Germany GmbH Tranche B, term loan 3 month U.S. LIBOR + 5.500% 7.1934% 5/31/23 (b)(c)	2,985,000	2,985,000
Kraton Polymers LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.569% 1/6/22 (b)(c)	1,715,336	1,731,598
MacDermid, Inc.:
Tranche B 6LN, term loan 3 month U.S. LIBOR + 3.000% 4% 6/7/23 (b)(c)	3,078,767	3,093,391
Tranche B 7LN, term loan 3 month U.S. LIBOR + 2.500% 4.069% 6/7/20 (b)(c)	1,294,874	1,302,423
Methanol Holdings (TRINIDAD) Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.8498% 6/30/22 (b)(c)	2,808,397	2,808,397
Oxea Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.875% 10/12/24 (b)(c)	4,435,000	4,433,625
The Chemours Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.07% 5/12/22 (b)(c)	2,543,757	2,561,767
Thermon Holding Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.125% 10/25/24 (b)(c)	3,000,000	3,018,750
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.8498% 9/6/24 (b)(c)	1,995,000	2,009,963
Tronox Blocked Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3231% 9/22/24 (b)(c)	1,968,140	1,979,378
Tronox Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6934% 9/22/24 (b)(c)	4,541,860	4,567,794
U.S. Coatings Acquisition, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.6934% 6/1/24 (b)(c)	1,960,000	1,966,213
Univar, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.8376% 7/1/24 (b)(c)	1,995,000	2,001,404
Venator Materials LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3801% 8/8/24 (b)(c)	1,371,563	1,381,849

TOTAL CHEMICALS		41,481,029

Consumer Products - 1.0%
CSM Bakery Supplies Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.34% 7/3/20 (b)(c)	1,946,183	1,918,936
HLF Financing U.S. LLC Tranche B, term loan 3 month U.S. LIBOR + 5.500% 7.069% 2/15/23 (b)(c)	2,958,867	2,948,688
Prestige Brands, Inc. term loan 3 month U.S. LIBOR + 2.750% 4.319% 1/26/24 (b)(c)	2,343,111	2,357,030
Weight Watchers International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.23% 11/20/24 (b)(c)	11,000,000	11,045,870

TOTAL CONSUMER PRODUCTS		18,270,524

Consumer Services - 0.1%
Optiv Security, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.625% 2/1/24 (b)(c)	1,564,572	1,460,919
Containers - 2.1%
Berlin Packaging, LLC:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 8.12% 10/1/22 (b)(c)	1,871,000	1,883,872
Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.7737% 10/1/21 (b)(c)	6,202,204	6,238,363
Berry Global, Inc.:
Tranche M, term loan 3 month U.S. LIBOR + 2.250% 3.7652% 10/1/22 (b)(c)	3,833,019	3,846,435
Tranche P, term loan 3 month U.S. LIBOR + 2.000% 3.4058% 1/6/21 (b)(c)	7,384,667	7,408,224
BWAY Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.604% 4/3/24 (b)(c)	1,492,500	1,497,828
Charter Nex U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.819% 5/16/24 (b)(c)	1,348,225	1,349,910
Consolidated Container Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.069% 5/22/24 (b)(c)	2,503,725	2,512,062
Hostess Brands LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.819% 8/3/22 (b)(c)	370,739	370,799
Plastipak Packaging, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.45% 10/14/24 (b)(c)	1,002,488	1,007,751
Printpack Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.625% 7/26/23 (b)(c)	1,268,937	1,273,696
Reynolds Group Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.319% 2/5/23 (b)(c)	9,260,555	9,298,986
Signode Packaging Systems, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.3788% 5/1/21 (b)(c)	1,639,640	1,640,673

TOTAL CONTAINERS		38,328,599

Diversified Financial Services - 3.6%
AlixPartners LLP Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.4434% 4/4/24 (b)(c)	3,970,000	3,988,421
Bcp Renaissance Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.3801% 10/31/24 (b)(c)	4,015,000	4,061,173
Cypress Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.35% 4/27/24 (b)(c)	2,985,000	2,987,985
Deerfield Holdings Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 12/4/24 (c)(e)	2,240,000	2,242,800
Delos Finance SARL Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.3328% 10/6/23 (b)(c)	3,682,000	3,708,289
Duff & Phelps Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.9434% 10/5/24 (b)(c)	1,455,000	1,457,270
Finco I LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.319% 7/14/22 (b)(c)	3,000,000	3,030,750
Fly Funding II SARL Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.4% 2/9/23 (b)(c)	3,397,681	3,397,681
Flying Fortress Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.3328% 10/30/22 (b)(c)	3,000,000	3,020,880
Focus Financial Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.5735% 7/3/24 (b)(c)	1,511,213	1,524,436
HarbourVest Partners LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.8586% 2/4/21 (b)(c)	1,142,059	1,141,579
IBC Capital U.S. LLC:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.5361% 9/9/22 (b)(c)	2,495,000	2,438,863
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.2861% 9/10/21 (b)(c)	2,329,202	2,325,708
Jane Street Group LLC Tranche B, term loan 3 month U.S. LIBOR + 4.500% 5.8801% 8/25/22 (b)(c)	3,950,000	3,996,926
Kingpin Intermediate Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.73% 7/3/24 (b)(c)	995,000	1,004,950
Nab Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.5135% 6/30/24 (b)(c)	1,910,400	1,913,992
Ocwen Loan Servicing LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.4595% 12/5/20 (b)(c)	1,343,336	1,345,432
Peak 10 Holding Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.1934% 8/1/24 (b)(c)	2,428,913	2,425,123
Quest Software U.S. Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 6.919% 10/31/22 (b)(c)	5,429,623	5,510,090
The Edelman Financial Center L Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.6526% 11/9/24 (b)(c)	4,000,000	4,040,000
TransUnion LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.3498% 4/9/23 (b)(c)	6,849,157	6,872,307
UFC Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.81% 8/18/23 (b)(c)	3,267,000	3,281,800

TOTAL DIVERSIFIED FINANCIAL SERVICES		65,716,455

Energy - 5.3%
Alon U.S.A. Partners LP term loan 3 month U.S. LIBOR + 8.000% 9.569% 11/26/18 (b)(c)	2,371,823	2,377,752
Arctic LNG Carriers Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.069% 5/18/23 (b)(c)	3,984,987	4,012,404
Bcp Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.7288% 6/22/24 (b)(c)	3,980,000	3,992,457
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 11.8761% 12/31/21 (b)(c)	8,640,000	9,471,600
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.2408% 11/17/22 (b)(c)	7,000,000	6,965,000
Chesapeake Energy Corp. Tranche 1LN, term loan 3 month U.S. LIBOR + 7.500% 8.954% 8/23/21 (b)(c)	8,900,000	9,460,700
Chief Exploration & Development, LLC. Tranche 2LN, term loan 3 month U.S. LIBOR + 6.500% 7.9586% 5/16/21 (b)(c)	4,118,000	4,042,517
Citgo Holding, Inc. Tranche B, term loan 3 month U.S. LIBOR + 8.500% 9.835% 5/12/18 (b)(c)	6,827,202	6,886,940
Citgo Petroleum Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.835% 7/29/21 (b)(c)	5,173,440	5,077,731
Crestwood Holdings Partners LLC Tranche B, term loan 3 month U.S. LIBOR + 8.000% 9.4357% 6/19/19 (b)(c)	3,109,259	3,107,953
Empire Generating Co. LLC:
Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.63% 3/14/21 (b)(c)	1,046,586	863,433
Tranche C, term loan 3 month U.S. LIBOR + 4.250% 5.63% 3/14/21 (b)(c)	103,727	85,575
Expro Finservices SARL Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.2306% 9/2/21 (b)(c)	8,081,264	4,707,336
Foresight Energy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 7.4434% 3/28/22 (b)(c)	1,985,000	1,858,456
FTS International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.319% 4/16/21 (b)(c)	7,244,674	7,056,313
Gavilan Resources LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 7.4595% 3/1/24 (b)(c)	5,500,000	5,440,435
Gulf Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.95% 8/25/23 (b)(c)	7,403,742	6,629,458
Medallion Midland Acquisition Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.819% 10/31/24 (b)(c)	3,140,000	3,143,925
Pacific Drilling SA Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6/3/18 (c)(e)(f)	2,222,705	882,414
Seadrill Operating LP Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6934% 2/21/21 (b)(c)	3,770,388	3,035,163
Terra-Gen Finance Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.82% 12/9/21 (b)(c)	4,467,333	4,020,599
TerraForm AP Acquisition Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.9434% 6/26/22 (b)(c)	2,950,621	2,954,309
TerraForm Power Operating LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.147% 11/8/22 (b)(c)	1,060,000	1,073,250

TOTAL ENERGY		97,145,720

Entertainment/Film - 0.5%
AMC Entertainment Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.727% 12/15/23 (b)(c)	4,441,387	4,437,700
AMC Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.727% 12/15/22 (b)(c)	1,470,000	1,474,836
CDS U.S. Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.319% 7/8/22 (b)(c)	2,740,905	2,711,796
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 9.9434% 7/8/23 (b)(c)	760,000	747,650

TOTAL ENTERTAINMENT/FILM		9,371,982

Environmental - 0.6%
Hd Supply Waterworks Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.455% 8/1/24 (b)(c)	800,000	805,504
Metal Services LLC Tranche B, term loan 3 month U.S. LIBOR + 7.500% 9.1934% 6/30/19 (b)(c)	1,797,296	1,804,036
The Brickman Group, Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.4298% 12/18/20 (b)(c)	3,354,988	3,370,622
Wrangler Buyer Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3498% 9/28/24 (b)(c)	1,675,000	1,684,564
WTG Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.6934% 12/20/24 (b)(c)	2,595,017	2,603,658

TOTAL ENVIRONMENTAL		10,268,384

Food & Drug Retail - 3.4%
Agro Merchants Intermediate Ho Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.319% 11/16/24 (b)(c)	2,920,000	2,934,600
Albertson's LLC Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 4.319% 8/25/21 (b)(c)	19,278,787	18,877,788
3 month U.S. LIBOR + 3.000% 4.4623% 6/22/23 (b)(c)	4,080,221	3,991,803
3 month U.S. LIBOR + 3.000% 4.6746% 12/21/22 (b)(c)	2,698,434	2,641,390
GOBP Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.8328% 10/21/21 (b)(c)	6,158,787	6,154,968
JBS USA Lux SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.1004% 10/30/22 (b)(c)	7,857,201	7,713,807
Lannett Co., Inc.:
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.319% 11/25/20 (b)(c)	330,411	328,759
Tranche B, term loan 3 month U.S. LIBOR + 5.375% 6.944% 11/25/22 (b)(c)	7,347,945	7,329,575
Pizza Hut Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.4908% 6/16/23 (b)(c)	2,221,959	2,233,536
RPI Finance Trust Tranche B 6LN, term loan 3 month U.S. LIBOR + 2.000% 3.6934% 3/27/23 (b)(c)	4,427,727	4,444,907
Smart & Final, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.1934% 11/15/22 (b)(c)	5,721,971	5,576,519

TOTAL FOOD & DRUG RETAIL		62,227,652

Food/Beverage/Tobacco - 1.6%
Arctic Glacier Group Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.819% 3/20/24 (b)(c)	1,002,425	1,012,449
Arterra Wines Canada, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.3755% 12/16/23 (b)(c)	2,475,000	2,482,747
Chobani LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.069% 10/7/23 (b)(c)	6,187,903	6,231,713
CTI Foods Holdings Co. LLC Tranche 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.85% 6/28/20 (b)(c)	1,778,379	1,560,527
Post Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.82% 5/24/24 (b)(c)	7,228,675	7,250,650
Shearer's Foods, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 8.4434% 6/30/22 (b)(c)	4,827,000	4,440,840
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.938% 5.6309% 6/30/21 (b)(c)	3,035,973	3,024,588
U.S. Foods, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.069% 6/27/23 (b)(c)	3,940,000	3,959,700

TOTAL FOOD/BEVERAGE/TOBACCO		29,963,214

Gaming - 6.7%
Affinity Gaming LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.1934% 7/1/23 (b)(c)	1,917,903	1,925,689
AP Gaming I LLC term loan 3 month U.S. LIBOR + 5.500% 7.069% 2/15/24 (b)(c)	1,951,796	1,965,224
Aristocrat International Pty Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 10/19/24 (c)(e)	3,000,000	3,003,750
Aristocrat Technologies, Inc. Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.000% 3.3626% 10/20/21 (b)(c)	4,591,521	4,609,703
Boyd Gaming Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.9754% 9/15/23 (b)(c)	2,775,839	2,789,718
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.3363% 9/28/24 (b)(c)	36,500,000	36,643,440
CCM Merger, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.319% 8/8/21 (b)(c)	2,973,218	2,982,138
Churchill Downs, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.56% 12/12/24 (b)(c)	1,345,000	1,345,000
Cyan Blue Holdco 3 Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.1934% 8/25/24 (b)(c)	1,781,050	1,789,955
Eldorado Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.7689% 4/17/24 (b)(c)	3,375,018	3,375,018
Gateway Casinos & Entertainment Ltd. term loan 3 month U.S. LIBOR + 3.750% 5.4434% 2/22/23 (b)(c)	3,577,025	3,604,962
Golden Entertainment, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 4.51% 10/20/24 (b)(c)	9,000,000	9,007,470
3 month U.S. LIBOR + 7.000% 8.51% 10/20/25 (b)(c)	1,000,000	1,006,250
Golden Nugget, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.7699% 10/4/23 (b)(c)	18,840,066	18,969,686
Greektown Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.319% 4/25/24 (b)(c)	1,378,075	1,375,209
Las Vegas Sands LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.569% 3/29/24 (b)(c)	994,975	999,830
MGM Mirage, Inc. Tranche A, term loan 3 month U.S. LIBOR + 2.250% 3.819% 4/25/21 (b)(c)	2,211,125	2,212,960
Mohegan Tribal Gaming Authority Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.6183% 10/14/23 (b)(c)	2,475,000	2,493,959
Penn National Gaming, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.069% 1/19/24 (b)(c)	829,400	831,888
Scientific Games Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.704% 8/14/24 (b)(c)	10,498,688	10,577,428
Seminole Tribe Florida Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.569% 7/6/24 (b)(c)	2,493,750	2,504,448
Station Casinos LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.06% 6/8/23 (b)(c)	5,830,938	5,837,643
Tropicana Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.569% 11/27/20 (b)(c)	661,979	665,289
Wynn America LLC Tranche A 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.1% 12/31/21 (b)(c)	2,245,000	2,242,194
Yonkers Racing Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.6% 5/31/24 (b)(c)	1,958,600	1,963,497

TOTAL GAMING		124,722,348

Healthcare - 5.4%
Albany Molecular Research, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.250% 4.819% 8/30/24 (b)(c)	1,197,000	1,176,053
3 month U.S. LIBOR + 7.000% 8.569% 8/30/25 (b)(c)	630,000	615,038
American Renal Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.819% 6/22/24 (b)(c)	2,895,450	2,864,092
Community Health Systems, Inc.:
Tranche G, term loan 3 month U.S. LIBOR + 2.750% 4.2288% 12/31/19 (b)(c)	6,897,586	6,671,069
Tranche H, term loan 3 month U.S. LIBOR + 3.000% 4.4788% 1/27/21 (b)(c)	10,024,579	9,553,223
CPI Holdco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.1934% 3/21/24 (b)(c)	2,372,079	2,389,870
Envision Healthcare Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.57% 12/1/23 (b)(c)	5,093,910	5,104,505
Ghx Ultimate Parent Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.5828% 6/30/24 (b)(c)	1,368,125	1,372,120
HCA Holdings, Inc.:
Tranche B 8LN, term loan 3 month U.S. LIBOR + 2.250% 3.5998% 2/15/24 (b)(c)	3,960,075	3,982,964
Tranche B 9LN, term loan 3 month U.S. LIBOR + 2.000% 3.569% 3/18/23 (b)(c)	6,391,700	6,415,669
Innoviva, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 5.9357% 8/18/22 (b)(c)	2,734,875	2,748,549
Kindred Healthcare, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.875% 4/9/21 (b)(c)	1,842,408	1,847,014
MPH Acquisition Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6934% 6/7/23 (b)(c)	2,641,210	2,644,882
Onex Schumacher Finance LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.569% 7/31/22 (b)(c)	643,480	633,828
Ortho-Clinical Diagnostics, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.4434% 6/30/21 (b)(c)	10,986,866	11,003,676
PAREXEL International Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.569% 8/11/24 (b)(c)	5,940,113	5,963,635
Press Ganey Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.500% 8.069% 10/21/24 (b)(c)	673,321	680,054
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.569% 10/21/23 (b)(c)	4,147,028	4,170,375
U.S. Anesthesia Partners, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.819% 6/23/24 (b)(c)	1,992,494	1,997,475
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 8.000% 9.6934% 12/31/23 (b)(c)	4,000,000	3,920,000
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.9434% 12/31/22 (b)(c)	7,663,305	7,541,995
Valeant Pharmaceuticals International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.94% 4/1/22 (b)(c)	10,151,116	10,288,359
Vizient, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 3.500% 5.069% 2/11/23 (b)(c)	3,694,632	3,705,716
Wink Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.49% 10/31/24 (b)(c)	3,250,000	3,264,235

TOTAL HEALTHCARE		100,554,396

Homebuilders/Real Estate - 1.9%
Americold Realty Operating Partnership LP Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.319% 12/1/22 (b)(c)	1,970,000	1,988,479
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.7076% 11/4/21 (b)(c)	5,452,315	5,376,365
Lightstone Holdco LLC:
Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.069% 1/30/24 (b)(c)	2,851,149	2,861,555
Tranche C, term loan 3 month U.S. LIBOR + 4.500% 5.8498% 1/30/24 (b)(c)	181,040	181,700
MGM Growth Properties Operating Partner LP Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.819% 4/25/23 (b)(c)	4,785,992	4,802,216
Realogy Group LLC term loan 3 month U.S. LIBOR + 2.250% 3.5998% 7/20/22 (b)(c)	4,887,095	4,896,282
Uniti Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3498% 10/24/22 (b)(c)	2,043,623	1,972,096
VICI Properties, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.7849% 12/15/24 (b)(c)	12,715,000	12,715,000

TOTAL HOMEBUILDERS/REAL ESTATE		34,793,693

Hotels - 1.4%
ESH Hospitality, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.819% 8/30/23 (b)(c)	2,962,631	2,968,793
Four Seasons Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.069% 11/30/23 (b)(c)	7,651,025	7,690,504
Hilton Worldwide Finance LLC Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.000% 3.5521% 10/25/23 (b)(c)	4,092,551	4,111,459
La Quinta Intermediate Holdings LLC Tranche B LN, term loan 3 month U.S. LIBOR + 2.750% 4.1092% 4/14/21 (b)(c)	3,078,444	3,086,787
Playa Resorts Holding BV Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.62% 4/27/24 (b)(c)	7,964,987	7,996,529

TOTAL HOTELS		25,854,072

Insurance - 2.6%
Acrisure LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.6473% 11/22/23 (b)(c)	6,160,061	6,213,962
Alliant Holdings Intermediate LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.8021% 8/14/22 (b)(c)	3,892,556	3,907,348
AmWINS Group, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 8.319% 1/25/25 (b)(c)	320,000	323,040
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.2794% 1/25/24 (b)(c)	1,980,000	1,985,504
Asurion LLC:
Tranche B 5LN, term loan 3 month U.S. LIBOR + 3.000% 4.569% 11/3/23 (b)(c)	4,914,989	4,936,517
Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 4.319% 8/4/22 (b)(c)	7,846,770	7,882,316
3 month U.S. LIBOR + 6.000% 7.569% 8/4/25 (b)(c)	6,285,000	6,451,930
HUB International Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.4129% 10/2/20 (b)(c)	5,316,334	5,338,184
USI, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3498% 5/16/24 (b)(c)	9,281,738	9,262,431
VF Holdings Corp. term loan 3 month U.S. LIBOR + 3.250% 4.819% 6/30/23 (b)(c)	1,975,000	1,988,746

TOTAL INSURANCE		48,289,978

Leisure - 2.1%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.4434% 5/30/21 (b)(c)	4,514,172	4,517,016
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.569% 2/1/24 (b)(c)	7,060,000	7,093,817
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.569% 9/8/24 (b)(c)	1,000,000	1,030,000
Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 4.569% 3/8/24 (b)(c)	2,985,000	3,009,268
Fitness International LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.1934% 7/1/20 (b)(c)	1,305,167	1,321,156
Hayward Industries, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.069% 8/4/24 (b)(c)	1,985,025	1,987,506
Intrawest Resorts Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.819% 7/31/24 (b)(c)	3,990,000	4,017,451
LTF Merger Sub, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.0998% 6/10/22 (b)(c)	3,623,426	3,633,246
NVA Holdings, Inc. Tranche B 2LN, term loan 3 month U.S. LIBOR + 3.500% 5.1934% 8/14/21 (b)(c)	513,713	517,139
SMG Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 7% 2/27/20 (b)(c)	3,523,980	3,526,200
Varsity Brands Holding Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.977% 12/7/24 (b)(c)	8,000,000	8,040,000

TOTAL LEISURE		38,692,799

Metals/Mining - 0.6%
American Rock Salt Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.2288% 5/20/21 (b)(c)	3,880,226	3,872,155
Murray Energy Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.9434% 4/16/20 (b)(c)	7,350,298	6,449,886

TOTAL METALS/MINING		10,322,041

Paper - 0.5%
Caraustar Industries, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 6.8328% 3/14/22 (b)(c)	4,347,150	4,357,105
Flex Acquisition Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.335% 12/29/23 (b)(c)	5,280,969	5,304,099

TOTAL PAPER		9,661,204

Publishing/Printing - 2.8%
Cengage Learning, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.7095% 6/7/23 (b)(c)	7,653,777	7,290,222
Getty Images, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.8328% 10/18/19 (b)(c)	5,349,068	4,863,854
Harland Clarke Holdings Corp. Tranche B 7LN, term loan 3 month U.S. LIBOR + 4.750% 6.4434% 11/3/23 (b)(c)	6,332,445	6,353,532
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.569% 5/29/21 (b)(c)	8,842,327	8,184,723
McGraw-Hill Global Education Holdings, LLC term loan 3 month U.S. LIBOR + 4.000% 5.569% 5/4/22 (b)(c)	11,386,873	11,348,955
Merrill Communications LLC Tranche B, term loan 3 month U.S. LIBOR + 5.250% 6.6301% 6/1/22 (b)(c)	2,605,874	2,618,903
Multi-Color Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.819% 9/20/24 (b)(c)	1,510,000	1,519,438
Proquest LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.319% 10/24/21 (b)(c)	3,349,948	3,389,746
Springer Science+Business Media Deutschland GmbH Tranche B 13LN, term loan 3 month U.S. LIBOR + 3.500% 4.9788% 8/15/22 (b)(c)	6,841,439	6,856,627

TOTAL PUBLISHING/PRINTING		52,426,000

Restaurants - 1.1%
Burger King Worldwide, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.8677% 2/17/24 (b)(c)	10,524,212	10,518,529
CEC Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.819% 2/14/21 (b)(c)	7,935,886	7,425,688
Red Lobster Hospitality LLC Tranche B, term loan 3 month U.S. LIBOR + 5.250% 6.5998% 7/28/21 (b)(c)	1,987,598	1,991,334

TOTAL RESTAURANTS		19,935,551

Services - 7.6%
Abacus Innovations Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.625% 8/16/23 (b)(c)	2,261,617	2,280,003
ABG Intermediate Holdings 2 LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.1934% 9/29/24 (b)(c)	997,500	1,001,241
Acosta, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.819% 9/26/21 (b)(c)	1,796,569	1,571,997
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.7288% 6/13/25 (b)(c)	4,225,000	4,226,056
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.9788% 6/13/24 (b)(c)	7,481,250	7,499,429
Ancestry.Com Operations, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.66% 10/19/23 (b)(c)	4,927,525	4,947,531
Aramark Services, Inc. Tranche B-1, term loan 3 month U.S. LIBOR + 2.000% 3.569% 3/7/25 (b)(c)	8,000,000	8,000,000
Avatar Purchaser, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.2408% 9/7/24 (b)(c)	2,090,000	2,100,450
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.615% 6/21/24 (b)(c)	6,474,981	6,496,025
Bright Horizons Family Solutions Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.5739% 11/7/23 (b)(c)	1,741,619	1,747,279
Cactus Wellhead LLC Tranche B, term loan 3 month U.S. LIBOR + 6.000% 7.6934% 7/31/20 (b)(c)	3,397,951	3,383,781
Coinmach Service Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.1473% 11/14/22 (b)(c)	7,291,642	7,342,683
Ion Trading Finance Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.319% 11/14/24 (b)(c)	4,000,000	4,000,000
KAR Auction Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.25% 3/9/23 (b)(c)	1,414,017	1,421,087
KUEHG Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.4434% 8/13/22 (b)(c)	8,875,387	8,886,481
Tranche B, term loan 3 month U.S. LIBOR + 8.250% 9.5828% 8/22/25 (b)(c)	1,000,000	1,005,000
Laureate Education, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.8498% 4/26/24 (b)(c)	26,857,050	27,058,478
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.069% 4/7/21 (b)(c)	9,017,593	9,037,341
Prime Security Services Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.319% 5/2/22 (b)(c)	12,831,884	12,917,473
SAI Global GP Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.1934% 12/8/23 (b)(c)(g)	2,970,000	2,962,575
Science Applications International Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.9375% 5/4/22 (b)(c)	2,354,601	2,369,317
The GEO Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.95% 3/23/24 (b)(c)	1,826,200	1,826,967
The ServiceMaster Co. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.069% 11/8/23 (b)(c)	2,967,519	2,976,421
Thomson Reuters IP&S Tranche B, term loan 1 month U.S. LIBOR + 3.250% 4.819% 10/3/23 (b)(c)	4,646,422	4,671,327
TMK Hawk Parent Corp. Tranche B, term loan:
3 month U.S. LIBOR + 3.500% 9/26/24 (c)(e)	65,598	66,008
3 month U.S. LIBOR + 3.500% 4.88% 9/26/24 (b)(c)	1,465,728	1,474,889
Wash Multifamily Acquisition, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.819% 5/14/22 (b)(c)	5,216,500	5,216,500
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.569% 5/14/23 (b)(c)(g)	645,000	638,550
Xerox Business Services LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.569% 12/7/23 (b)(c)	2,585,128	2,601,285

TOTAL SERVICES		139,726,174

Steel - 0.2%
JMC Steel Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.2849% 6/14/21 (b)(c)	3,265,015	3,278,075
Super Retail - 4.2%
Academy Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.5456% 7/2/22 (b)(c)	5,964,898	4,680,954
Bass Pro Shops LLC. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.569% 9/25/24 (b)(c)	23,670,675	23,581,910
BJ's Wholesale Club, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.500% 8.953% 2/3/25 (b)(c)	2,500,000	2,434,375
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.953% 2/3/24 (b)(c)	10,309,734	10,135,808
Burlington Coat Factory Warehouse Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4% 11/7/24 (b)(c)	4,987,500	4,990,642
Davids Bridal, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.7% 10/11/19 (b)(c)	3,082,956	2,682,171
G-III Apparel Group Ltd. Tranche B, term loan 3 month U.S. LIBOR + 5.250% 6.6854% 12/1/22 (b)(c)	1,500,000	1,513,755
Harbor Freight Tools U.S.A., Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.819% 8/19/23 (b)(c)	1,995,000	2,007,010
JC Penney Corp., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.7288% 6/23/23 (b)(c)	7,309,740	6,816,332
Party City Holdings, Inc. term loan 3 month U.S. LIBOR + 3.000% 4.4556% 8/19/22 (b)(c)	5,364,531	5,380,357
PETCO Animal Supplies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.3801% 1/26/23 (b)(c)	5,080,473	3,821,481
PetSmart, Inc. term loan 3 month U.S. LIBOR + 3.000% 4.57% 3/11/22 (b)(c)	5,549,931	4,424,350
Red Ventures LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.569% 11/8/24 (b)(c)	5,985,000	5,974,526
Sports Authority, Inc. Tranche B, term loan 3 month U.S. LIBOR + 6.000% 0% 11/16/17 (c)(f)	3,200,170	32,002

TOTAL SUPER RETAIL		78,475,673

Technology - 11.4%
Aptean, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 9.500% 11.2% 12/20/23 (b)(c)	795,000	796,328
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.59% 12/20/22 (b)(c)	2,233,125	2,245,229
Bright Bidco BV Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.1718% 6/30/24 (b)(c)	1,450,107	1,458,561
Cavium, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.819% 8/16/22 (b)(c)	1,910,242	1,912,630
Ceridian HCM Holding, Inc. Tranche B 2LN, term loan 3 month U.S. LIBOR + 3.500% 5.0521% 9/15/20 (b)(c)	6,030,607	6,043,151
Cologix Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.4561% 3/20/24 (b)(c)	2,744,263	2,743,110
Compuware Corp.:
term loan 3 month U.S. LIBOR + 8.250% 9.63% 12/15/22 (b)(c)	740,582	741,508
Tranche B 3LN, term loan 3 month U.S. LIBOR + 4.250% 5.63% 12/15/21 (b)(c)	6,090,315	6,120,766
Cvent, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.319% 11/14/24 (b)(c)	3,500,000	3,500,000
Dell International LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.57% 9/7/23 (b)(c)	2,015,945	2,014,353
Digicert Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.1301% 10/31/24 (b)(c)	5,385,000	5,450,051
EIG Investors Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.4623% 2/9/23 (b)(c)	5,552,818	5,584,080
Electro Rent Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.3498% 1/31/24 (b)(c)	1,602,204	1,618,226
Epicor Software Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.1% 6/1/22 (b)(c)	5,744,473	5,754,756
EXC Holdings III Corp. Tranche B, term loan:
3 month U.S. LIBOR + 3.500% 5.1605% 11/16/24 (b)(c)	1,585,000	1,595,398
3 month U.S. LIBOR + 7.500% 9.1605% 11/16/25 (b)(c)	1,000,000	1,005,830
First Data Corp. Tranche B, term loan:
3 month U.S. LIBOR + 2.250% 3.8021% 7/10/22 (b)(c)	15,820,713	15,829,414
3 month U.S. LIBOR + 2.250% 3.8021% 4/26/24 (b)(c)	3,558,560	3,559,201
Global Payments, Inc. Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.000% 3.569% 4/22/23 (b)(c)	1,537,688	1,546,022
Go Daddy Operating Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.5998% 2/15/24 (b)(c)	3,485,872	3,493,018
Hyland Software, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.819% 7/1/22 (b)(c)	1,482,531	1,490,878
I-Logic Technologies Bidco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 12/15/24 (c)(e)	3,750,000	3,731,250
Infor U.S., Inc. Tranche B 6LN, term loan 3 month U.S. LIBOR + 2.750% 4.4434% 2/1/22 (b)(c)	2,967,025	2,976,312
Information Resources, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 8.250% 9.6174% 1/18/25 (b)(c)	1,000,000	1,000,000
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.6174% 1/18/24 (b)(c)	3,592,850	3,607,832
Inmar, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 8.000% 9.4171% 5/1/25 (b)(c)	335,000	335,000
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.9171% 5/1/24 (b)(c)	580,604	581,509
Kronos, Inc.:
term loan 3 month U.S. LIBOR + 8.250% 9.6268% 11/1/24 (b)(c)	7,835,000	8,120,978
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.9026% 11/1/23 (b)(c)	6,930,131	6,973,029
Landesk Group, Inc. term loan:
3 month U.S. LIBOR + 4.250% 5.82% 1/20/24 (b)(c)	7,313,228	6,940,692
3 month U.S. LIBOR + 9.000% 10.57% 1/20/25 (b)(c)	1,000,000	952,500
Lux FinCo U.S. SPV Tranche B 3LN, term loan 3 month U.S. LIBOR + 3.500% 5.069% 10/16/22 (b)(c)	2,749,599	2,749,599
MA FinanceCo. LLC Tranche B 3LN, term loan:
3 month U.S. LIBOR + 2.750% 4.319% 6/21/24 (b)(c)	6,756,784	6,756,784
3 month U.S. LIBOR + 2.750% 4.319% 6/21/24 (b)(c)	1,193,216	1,193,216
Mcafee LLC Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 6.069% 9/29/24 (b)(c)	7,645,838	7,615,789
3 month U.S. LIBOR + 8.500% 10.069% 9/29/25 (b)(c)	1,000,000	1,000,630
MH Sub I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.3385% 9/15/24 (b)(c)	3,990,000	3,998,978
Microsemi Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.3828% 1/15/23 (b)(c)	1,386,841	1,390,835
Mitchell International, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.250% 11/20/24 (c)(d)	185,448	185,283
3 month U.S. LIBOR + 3.250% 4.9434% 11/20/24 (b)(c)	2,299,552	2,297,506
3 month U.S. LIBOR + 7.250% 8.6107% 11/20/25 (b)(c)	1,000,000	1,006,500
Rackspace Hosting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3848% 11/3/23 (b)(c)	15,508,160	15,490,946
Renaissance Learning, Inc.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.4434% 4/9/21 (b)(c)	5,018,809	5,043,903
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.6934% 4/9/22 (b)(c)	2,627,000	2,630,284
SolarWinds Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.069% 2/5/23 (b)(c)	2,955,150	2,964,015
Solera LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.5998% 3/3/23 (b)(c)	6,102,019	6,137,960
Sophia L.P. term loan 3 month U.S. LIBOR + 3.250% 4.9434% 9/30/22 (b)(c)	6,706,699	6,709,515
SS&C Technologies, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.819% 7/8/22 (b)(c)	2,313,825	2,329,258
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.250% 3.819% 7/8/22 (b)(c)	43,455	43,745
Sybil Software LLC. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.0611% 9/30/23 (b)(c)	4,428,095	4,455,151
Syniverse Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3328% 4/23/19 (b)(c)	3,753,024	3,684,231
Tempo Acquisition LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.569% 5/1/24 (b)(c)	7,960,000	7,926,807
TIBCO Software, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.07% 12/4/20 (b)(c)	844,718	846,307
Travelclick, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.569% 5/12/21 (b)(c)	1,530,312	1,537,199
TTM Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.069% 9/28/24 (b)(c)	1,995,000	1,994,162
Uber Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.5521% 7/13/23 (b)(c)	2,250,408	2,261,098
Vantiv LLC Tranche B, term loan:
3 month U.S. LIBOR + 2.000% 8/7/24 (c)(e)	1,095,724	1,100,293
3 month U.S. LIBOR + 2.000% 3.477% 8/7/24 (b)(c)	3,904,276	3,922,158
Vfh Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.1348% 12/30/21 (b)(c)	1,479,130	1,490,224
WEX, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.319% 7/1/23 (b)(c)	2,736,662	2,746,925

TOTAL TECHNOLOGY		211,230,913

Telecommunications - 7.0%
Altice Financing SA Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 4.1092% 7/15/25 (b)(c)	3,486,241	3,410,275
3 month U.S. LIBOR + 2.750% 4.1119% 1/31/26 (b)(c)	3,500,000	3,423,000
Autodata, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.8235% 12/11/24 (b)(c)	2,410,000	2,410,000
Cincinnati Bell, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.1107% 10/2/24 (b)(c)	3,500,000	3,536,085
Consolidated Communications, Inc. Tranche B 2LN, term loan 3 month U.S. LIBOR + 3.000% 4.57% 10/5/23 (b)(c)	685,811	673,295
Digicel International Finance Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.31% 5/25/24 (b)(c)	5,421,413	5,441,743
Evo Payments International LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.57% 12/20/23 (b)(c)	2,977,500	2,997,032
Frontier Communications Corp.:
Tranche A, term loan 3 month U.S. LIBOR + 2.750% 4.32% 3/31/21 (b)(c)	5,366,486	5,148,500
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.09% 6/15/24 (b)(c)	3,950,075	3,782,197
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.875% 1/9/24 (b)(c)	1,207,800	1,213,839
Intelsat Jackson Holdings SA:
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.2123% 11/27/23 (b)(c)	23,625,000	23,110,211
Tranche B-4, term loan 3 month U.S. LIBOR + 4.500% 1/14/24 (c)(e)	4,000,000	4,044,160
Tranche B-5, term loan 6.625% 1/14/24	6,205,000	6,261,900
Level 3 Financing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.6959% 2/22/24 (b)(c)	12,110,000	12,110,000
Neptune Finco Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.7408% 7/17/25 (b)(c)	4,926,553	4,903,447
Neustar, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 8.000% 9.397% 8/8/25 (b)(c)	875,000	882,928
Tranche B1 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.647% 1/8/20 (b)(c)	368,653	373,877
Tranche B2 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.147% 8/8/24 (b)(c)	3,042,375	3,066,714
Onvoy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.1934% 2/10/24 (b)(c)	2,977,500	2,515,988
Radiate Holdco LLC:
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 2/1/24 (c)(e)	2,000,000	1,978,120
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.569% 2/1/24 (b)(c)	6,124,173	6,072,791
Sable International Finance Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.069% 1/31/25 (b)(c)	6,725,000	6,728,161
Securus Technologies, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 5.8498% 11/1/24 (b)(c)	4,000,000	4,037,520
3 month U.S. LIBOR + 8.250% 9.5998% 11/1/25 (b)(c)	1,500,000	1,512,660
SFR Group SA Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 4.1301% 7/31/25 (b)(c)	6,568,741	6,263,294
Sprint Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.125% 2/3/24 (b)(c)	5,609,031	5,604,824
Telesat LLC Tranche B 4LN, term loan 3 month U.S. LIBOR + 3.000% 4.7% 11/17/23 (b)(c)	4,508,786	4,521,456
Xplornet Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.4434% 9/9/21 (b)(c)	2,495,830	2,517,669

TOTAL TELECOMMUNICATIONS		128,541,686

Textiles/Apparel - 0.1%
ABB Optical Group LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.5795% 6/15/23 (b)(c)	1,654,063	1,649,927
Transportation Ex Air/Rail - 0.5%
American Commercial Barge Line Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.750% 10.319% 11/12/20 (b)(c)	1,496,260	853,497
International Seaways Operating Corp. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 6.85% 6/22/22 (b)(c)	4,948,313	4,942,127
Navios Maritime Partners LP Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.54% 9/14/20 (b)(c)	3,176,251	3,165,135

TOTAL TRANSPORTATION EX AIR/RAIL		8,960,759

Utilities - 4.0%
Cortes NP Acquisition Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.3498% 11/30/23 (b)(c)	4,260,468	4,253,353
Dynegy, Inc. Tranche C-2, term loan 3 month U.S. LIBOR + 2.750% 4.2511% 2/7/24 (b)(c)	6,353,004	6,379,496
Energy Future Holdings Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3552% 6/30/18 (b)(c)	14,000,000	14,029,960
Exgen Renewables Iv LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.4676% 11/16/24 (b)(c)	4,000,000	4,040,000
Exgen Texas Power LLC Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.0828% 9/18/21 (b)(c)	4,289,435	2,702,344
Green Energy Partners/Stonewall LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.1934% 11/13/21 (b)(c)	4,042,868	3,921,581
Houston Fuel Oil Terminal Co. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.19% 8/19/21 (b)(c)	7,830,613	7,899,131
InterGen NV Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.07% 6/13/20 (b)(c)	7,042,586	7,039,628
Limetree Bay Terminals LLC term loan 3 month U.S. LIBOR + 4.000% 5.5011% 2/15/24 (b)(c)	3,404,277	3,383,001
Moxie Patriot LLC Tranche B, term loan 3 month U.S. LIBOR + 5.750% 7.0828% 12/19/20 (b)(c)	7,533,115	7,363,620
Tex Operations Co. LLC:
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.0208% 8/4/23 (b)(c)	7,005,751	7,040,780
Tranche C, term loan 3 month U.S. LIBOR + 2.500% 3.8339% 8/4/23 (b)(c)	1,241,416	1,247,623
USIC Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.0039% 12/9/23 (b)(c)	1,980,000	1,989,900
Vistra Operations Co. LLC Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.750% 4.2028% 12/14/23 (b)(c)	3,465,000	3,488,527

TOTAL UTILITIES		74,778,944

TOTAL BANK LOAN OBLIGATIONS
(Cost $1,635,129,962)		1,624,143,147

Nonconvertible Bonds - 3.1%
Aerospace - 0.1%
DAE Funding LLC 4% 8/1/20 (h)	905,000	914,050
Chemicals - 0.1%
TPC Group, Inc. 8.75% 12/15/20 (h)	2,500,000	2,500,000
Containers - 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 3 month U.S. LIBOR + 3.500% 4.8592% 7/15/21 (b)(c)(h)	1,780,000	1,806,700
Diversified Financial Services - 0.1%
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (h)	1,500,000	1,665,000
Energy - 0.3%
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27	1,605,000	1,660,212
7% 6/30/24	1,000,000	1,138,125
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 5.3385% 6/15/22 (b)(c)(h)	1,000,000	996,276
6.875% 6/15/25 (h)	1,000,000	1,060,000

TOTAL ENERGY		4,854,613

Gaming - 0.1%
Scientific Games Corp.:
5% 10/15/25 (h)	480,000	481,200
7% 1/1/22 (h)	1,285,000	1,354,069

TOTAL GAMING		1,835,269

Healthcare - 0.4%
Tenet Healthcare Corp.:
4.625% 7/15/24 (h)	2,500,000	2,437,500
7.5% 1/1/22 (h)	900,000	945,000
THC Escrow Corp. III 5.125% 5/1/25 (h)	1,000,000	975,000
Valeant Pharmaceuticals International, Inc.:
5.5% 11/1/25 (h)	2,515,000	2,559,013
9% 12/15/25 (h)	1,275,000	1,328,805

TOTAL HEALTHCARE		8,245,318

Homebuilders/Real Estate - 0.5%
VICI Properties 1 LLC/VICI FC, Inc. 3 month U.S. LIBOR + 3.500% 4.8467% 10/15/22 (b)(c)	9,605,000	9,605,000
Leisure - 0.2%
Studio City Co. Ltd.:
5.875% 11/30/19 (h)	1,220,000	1,274,900
7.25% 11/30/21 (h)	2,000,000	2,110,000

TOTAL LEISURE		3,384,900

Paper - 0.1%
Xerium Technologies, Inc. 9.5% 8/15/21	2,500,000	2,531,250
Publishing/Printing - 0.0%
Cenveo Corp. 6% 8/1/19 (h)	450,000	319,500
Services - 0.1%
APX Group, Inc.:
7.625% 9/1/23	1,000,000	1,052,500
7.875% 12/1/22	1,450,000	1,553,313

TOTAL SERVICES		2,605,813

Super Retail - 0.1%
JC Penney Corp., Inc. 5.875% 7/1/23 (h)	1,020,000	962,625
PetSmart, Inc. 5.875% 6/1/25 (h)	1,000,000	767,500

TOTAL SUPER RETAIL		1,730,125

Technology - 0.4%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
3.48% 6/1/19 (h)	1,004,000	1,016,488
4.42% 6/15/21 (h)	3,030,000	3,157,017
NXP BV/NXP Funding LLC 4.125% 6/1/21 (h)	2,665,000	2,718,300

TOTAL TECHNOLOGY		6,891,805

Telecommunications - 0.5%
Altice Financing SA 7.5% 5/15/26 (h)	3,095,000	3,296,175
SFR Group SA:
6% 5/15/22 (h)	450,000	455,625
6.25% 5/15/24 (h)	1,930,000	1,934,825
7.375% 5/1/26 (h)	3,010,000	3,089,013

TOTAL TELECOMMUNICATIONS		8,775,638

TOTAL NONCONVERTIBLE BONDS
(Cost $56,637,344)		57,664,981
	Shares	Value

Common Stocks - 0.5%
Chemicals - 0.3%
LyondellBasell Industries NV Class A	52,192	5,757,821
Metals/Mining - 0.1%
Warrior Metropolitan Coal, Inc.	52,896	1,330,334
Publishing/Printing - 0.1%
Tribune Media Co. Class A	35,222	1,495,878
Telecommunications - 0.0%
Consolidated Communications Holdings, Inc.	23,635	288,111
TOTAL COMMON STOCKS
(Cost $10,774,910)		8,872,144

Other - 0.0%
Other - 0.0%
Tribune Co. Claim (g)(i)
(Cost $45,406)	45,944	45,944

Money Market Funds - 10.7%
Fidelity Cash Central Fund, 1.36% (j)
(Cost $197,338,948)	197,305,744	197,345,206
TOTAL INVESTMENT IN SECURITIES - 102.2%
(Cost $1,899,926,570)		1,888,071,422
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(41,028,230)
NET ASSETS - 100%		$1,847,043,192

Legend

 (a) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $427,115 and $427,856, respectively.

 (e) The coupon rate will be determined upon settlement of the loan after period end.

 (f) Non-income producing - Security is in default.

 (g) Level 3 security

 (h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $40,124,581 or 2.2% of net assets.

 (i) Non-income producing

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$742,147
Total	$742,147

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,495,878	$1,495,878	$--	$--
Energy	1,330,334	1,330,334	--	--
Materials	5,757,821	5,757,821	--	--
Telecommunication Services	288,111	288,111	--	--
Bank Loan Obligations	1,624,143,147	--	1,620,542,022	3,601,125
Corporate Bonds	57,664,981	--	57,664,981	--
Other	45,944	--	--	45,944
Money Market Funds	197,345,206	197,345,206	--	--
Total Investments in Securities:	$1,888,071,422	$206,217,350	$1,678,207,003	$3,647,069

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Utilities Central Fund

December 31, 2017

UTCIP-QTLY-0218
1.842153.111

Investments December 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value
Electric Utilities - 47.4%
Electric Utilities - 47.4%
Exelon Corp.	1,433,345	$56,488,126
FirstEnergy Corp.	594,840	18,214,001
Great Plains Energy, Inc.	761,719	24,557,821
NextEra Energy, Inc.	580,865	90,725,304
OGE Energy Corp.	153,825	5,062,381
PG&E Corp.	472,543	21,184,103
Vistra Energy Corp.	884,208	16,198,691
Westar Energy, Inc.	277,019	14,626,603
		247,057,030
Equity Real Estate Investment Trusts (REITs) - 0.1%
Specialized REITs - 0.1%
InfraReit, Inc.	45,100	837,958
Independent Power and Renewable Electricity Producers - 14.7%
Independent Power Producers & Energy Traders - 11.4%
NRG Energy, Inc.	1,144,200	32,586,816
NRG Yield, Inc. Class C	126,699	2,394,611
The AES Corp.	2,251,500	24,383,745
		59,365,172
Renewable Electricity - 3.3%
NextEra Energy Partners LP	395,682	17,057,851

TOTAL INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS		76,423,023

Media - 4.8%
Cable & Satellite - 4.8%
Comcast Corp. Class A	621,300	24,883,065
Multi-Utilities - 26.3%
Multi-Utilities - 26.3%
Avangrid, Inc. (a)	437,953	22,151,663
CenterPoint Energy, Inc.	606,578	17,202,552
Dominion Resources, Inc.	226,331	18,346,391
E.ON AG	232,101	2,515,087
Public Service Enterprise Group, Inc.	363,700	18,730,550
SCANA Corp.	185,389	7,374,774
Sempra Energy	472,354	50,504,090
		136,825,107
Oil, Gas & Consumable Fuels - 2.7%
Oil & Gas Storage & Transport - 2.7%
Cheniere Energy Partners LP Holdings LLC	215,563	5,968,939
Cheniere Energy, Inc. (b)	147,700	7,952,168
		13,921,107
TOTAL COMMON STOCKS
(Cost $400,120,560)		499,947,290

Money Market Funds - 4.0%
Fidelity Cash Central Fund, 1.36% (c)	18,560,128	18,563,840
Fidelity Securities Lending Cash Central Fund 1.36% (c)(d)	2,277,095	2,277,550
TOTAL MONEY MARKET FUNDS
(Cost $20,841,378)		20,841,390
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $420,961,938)		520,788,680
NET OTHER ASSETS (LIABILITIES) - 0.0%		(166,691)
NET ASSETS - 100%		$520,621,989

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$28,901
Fidelity Securities Lending Cash Central Fund	2,034
Total	$30,935

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$499,947,290	$497,432,203	$2,515,087	$--
Money Market Funds	20,841,390	20,841,390	--	--
Total Investments in Securities:	$520,788,680	$518,273,593	$2,515,087	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Telecom Services Central Fund

December 31, 2017

TSCIP-QTLY-0218
1.842154.111

Investments December 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
Construction & Engineering - 0.3%
Construction & Engineering - 0.3%
Dycom Industries, Inc. (a)	8,400	$936,012
Diversified Financial Services - 0.7%
Other Diversified Financial Services - 0.7%
Quantenna Communications, Inc. (a)	216,600	2,642,520
Diversified Telecommunication Services - 62.5%
Alternative Carriers - 19.8%
CenturyLink, Inc.	1,085,994	18,114,380
Cogent Communications Group, Inc.	272,546	12,346,334
Globalstar, Inc. (a)(b)	2,333,912	3,057,425
Iliad SA	5,398	1,293,739
Iridium Communications, Inc. (a)(b)	894,114	10,550,545
ORBCOMM, Inc. (a)	231,867	2,360,406
Vonage Holdings Corp. (a)	1,223,741	12,445,446
Zayo Group Holdings, Inc. (a)	390,426	14,367,677
		74,535,952
Integrated Telecommunication Services - 42.7%
Altice U.S.A., Inc. Class A (b)	152,800	3,243,944
AT&T, Inc.	1,006,948	39,150,138
Atlantic Tele-Network, Inc.	85,010	4,697,653
Cincinnati Bell, Inc. (a)	539,963	11,258,229
Consolidated Communications Holdings, Inc. (b)	241,809	2,947,652
Frontier Communications Corp. (b)	253,117	1,711,071
General Communications, Inc. Class A (a)	330,672	12,902,821
Verizon Communications, Inc.	1,560,850	82,615,791
Windstream Holdings, Inc. (b)	1,109,727	2,052,995
		160,580,294

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		235,116,246

Electronic Equipment & Components - 0.2%
Electronic Components - 0.2%
Casa Systems, Inc. (a)	51,000	905,760
Equity Real Estate Investment Trusts (REITs) - 2.5%
Specialized REITs - 2.5%
American Tower Corp.	50,363	7,185,289
SBA Communications Corp. Class A (a)	13,478	2,201,766
		9,387,055
Internet Software & Services - 2.2%
Internet Software & Services - 2.2%
Akamai Technologies, Inc. (a)	72,300	4,702,392
Gogo, Inc. (a)(b)	306,977	3,462,701
		8,165,093
Media - 15.1%
Cable & Satellite - 10.9%
Comcast Corp. Class A	285,800	11,446,290
DISH Network Corp. Class A (a)	39,500	1,886,125
Liberty Broadband Corp. Class A (a)	93,000	7,909,650
Liberty Global PLC:
Class A (a)	10,200	365,568
Class C (a)	478,664	16,197,990
LiLAC Class C (a)	87,897	1,748,271
Megacable Holdings S.A.B. de CV unit	353,700	1,439,264
		40,993,158
Movies & Entertainment - 4.2%
Lions Gate Entertainment Corp. Class B	10,899	345,934
Time Warner, Inc.	168,200	15,385,254
		15,731,188

TOTAL MEDIA		56,724,346

Wireless Telecommunication Services - 15.3%
Wireless Telecommunication Services - 15.3%
Millicom International Cellular SA	24,669	1,662,937
Shenandoah Telecommunications Co.	181,415	6,131,827
Sprint Corp. (a)(b)	1,342,742	7,908,750
T-Mobile U.S., Inc. (a)	410,815	26,090,861
Telephone & Data Systems, Inc.	383,780	10,669,084
U.S. Cellular Corp. (a)	137,796	5,185,263
		57,648,722
TOTAL COMMON STOCKS
(Cost $299,901,375)		371,525,754

Money Market Funds - 8.8%
Fidelity Cash Central Fund, 1.36% (c)	8,823,002	8,824,766
Fidelity Securities Lending Cash Central Fund 1.36% (c)(d)	24,214,776	24,219,619
TOTAL MONEY MARKET FUNDS
(Cost $33,041,282)		33,044,385
TOTAL INVESTMENT IN SECURITIES - 107.6%
(Cost $332,942,657)		404,570,139
NET OTHER ASSETS (LIABILITIES) - (7.6)%		(28,477,549)
NET ASSETS - 100%		$376,092,590

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$9,838
Fidelity Securities Lending Cash Central Fund	147,160
Total	$156,998

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Materials Central Fund

December 31, 2017

MTCIP-QTLY-0218
1.842155.111

Investments December 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
Building Products - 0.2%
Building Products - 0.2%
GCP Applied Technologies, Inc. (a)	39,200	$1,250,480
Chemicals - 65.2%
Commodity Chemicals - 15.3%
Alpek SA de CV	872,500	1,040,566
Ciner Resources LP	22,948	578,749
LG Chemical Ltd.	8,945	3,394,051
LyondellBasell Industries NV Class A	436,155	48,116,620
Olin Corp.	81,100	2,885,538
Orion Engineered Carbons SA	118,500	3,033,600
Tronox Ltd. Class A	374,800	7,687,148
Westlake Chemical Corp.	124,560	13,269,377
		80,005,649
Diversified Chemicals - 28.1%
Ashland Global Holdings, Inc.	68,200	4,855,840
DowDuPont, Inc.	1,586,350	112,979,845
Eastman Chemical Co.	81,851	7,582,677
Huntsman Corp.	109,800	3,655,242
The Chemours Co. LLC	359,936	18,018,396
		147,092,000
Fertilizers & Agricultural Chemicals - 7.3%
Agrium, Inc.	46,093	5,301,612
CF Industries Holdings, Inc.	160,215	6,815,546
FMC Corp.	117,400	11,113,084
Monsanto Co.	116,643	13,621,570
The Scotts Miracle-Gro Co. Class A	10,072	1,077,603
		37,929,415
Industrial Gases - 3.7%
Air Products & Chemicals, Inc.	9,100	1,493,128
Linde AG (a)	76,600	17,889,992
		19,383,120
Specialty Chemicals - 10.8%
Axalta Coating Systems Ltd. (a)	150,891	4,882,833
Celanese Corp. Class A	63,400	6,788,872
Ecolab, Inc.	29,754	3,992,392
Frutarom Industries Ltd.	30,600	2,871,237
Kraton Performance Polymers, Inc. (a)	12,600	606,942
Platform Specialty Products Corp. (a)	522,300	5,181,216
PolyOne Corp.	37,300	1,622,550
PPG Industries, Inc.	35,984	4,203,651
PQ Group Holdings, Inc.	95,100	1,564,395
Sensient Technologies Corp.	23,800	1,740,970
Sherwin-Williams Co.	48,700	19,968,948
W.R. Grace & Co.	46,076	3,231,310
		56,655,316

TOTAL CHEMICALS		341,065,500

Construction Materials - 4.4%
Construction Materials - 4.4%
CRH PLC sponsored ADR	63,200	2,280,888
Eagle Materials, Inc.	102,270	11,587,191
Summit Materials, Inc.	287,442	9,037,176
		22,905,255
Containers & Packaging - 13.2%
Metal & Glass Containers - 4.9%
Aptargroup, Inc.	52,500	4,529,700
Ball Corp.	449,986	17,031,970
Berry Global Group, Inc. (a)	74,200	4,353,314
		25,914,984
Paper Packaging - 8.3%
Avery Dennison Corp.	48,400	5,559,224
Graphic Packaging Holding Co.	785,543	12,136,639
Packaging Corp. of America	51,300	6,184,215
WestRock Co.	306,225	19,356,482
		43,236,560

TOTAL CONTAINERS & PACKAGING		69,151,544

Metals & Mining - 12.1%
Copper - 2.9%
Freeport-McMoRan, Inc. (a)	809,400	15,346,224
Diversified Metals & Mining - 2.4%
Alcoa Corp. (a)	113,000	6,087,310
Glencore Xstrata PLC	1,040,836	5,480,610
Ivanhoe Mines Ltd. (a)	356,100	1,201,165
		12,769,085
Gold - 2.6%
Newmont Mining Corp.	251,600	9,440,032
Randgold Resources Ltd. sponsored ADR	44,292	4,380,036
		13,820,068
Steel - 4.2%
Allegheny Technologies, Inc. (a)	31,200	753,168
Reliance Steel & Aluminum Co.	55,800	4,787,082
Ryerson Holding Corp. (a)	145,200	1,510,080
Steel Dynamics, Inc.	327,000	14,103,510
United States Steel Corp.	16,100	566,559
		21,720,399

TOTAL METALS & MINING		63,655,776

Trading Companies & Distributors - 1.8%
Trading Companies & Distributors - 1.8%
Univar, Inc. (a)	298,878	9,253,263
TOTAL COMMON STOCKS
(Cost $376,385,944)		507,281,818

Nonconvertible Preferred Stocks - 0.4%
Chemicals - 0.4%
Commodity Chemicals - 0.4%
Braskem SA (PN-A)
(Cost $2,193,973)	149,100	1,926,959

Money Market Funds - 2.4%
Fidelity Cash Central Fund, 1.36% (b)
(Cost $12,531,927)	12,529,421	12,531,927
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $391,111,844)		521,740,704
NET OTHER ASSETS (LIABILITIES) - 0.3%		1,482,312
NET ASSETS - 100%		$523,223,016

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$26,093
Fidelity Securities Lending Cash Central Fund	1,553
Total	$27,646

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Information Technology Central Fund

December 31, 2017

ITCIP-QTLY-0218
1.842156.111

Investments December 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.6%
	Shares	Value
Air Freight & Logistics - 0.2%
Air Freight & Logistics - 0.2%
Best, Inc. ADR	764,600	$6,866,108
Automobiles - 4.4%
Automobile Manufacturers - 4.4%
Tesla, Inc. (a)(b)	626,270	194,989,165
Biotechnology - 0.2%
Biotechnology - 0.2%
BeiGene Ltd. ADR (a)	100,600	9,830,632
Zai Lab Ltd. ADR	32,500	689,975
		10,520,607
Chemicals - 0.3%
Specialty Chemicals - 0.3%
Duk San Neolux Co. Ltd.	154,136	3,552,402
Soulbrain Co. Ltd.	64,794	4,097,524
Tokyo Ohka Kogyo Co. Ltd.	167,200	7,219,241
		14,869,167
Construction Materials - 0.0%
Construction Materials - 0.0%
Universal Cement Corp.	387	299
Diversified Consumer Services - 1.2%
Education Services - 1.2%
China Online Education Group sponsored ADR (a)(b)	7,143	89,288
New Oriental Education & Technology Group, Inc. sponsored ADR	190,840	17,938,960
TAL Education Group ADR	1,207,278	35,868,229
		53,896,477
Diversified Financial Services - 0.5%
Other Diversified Financial Services - 0.5%
GDS Holdings Ltd. ADR (a)(b)	646,450	14,564,519
Jianpu Technology, Inc. ADR (a)	1,345,600	8,719,488
		23,284,007
Electrical Equipment - 0.1%
Electrical Components & Equipment - 0.1%
BizLink Holding, Inc.	349,000	3,276,250
BizLink Holding, Inc. rights 1/9/18 (a)	7,245	16,728
		3,292,978
Electronic Equipment & Components - 3.8%
Electronic Components - 0.4%
E Ink Holdings, Inc.	5,989,000	9,689,959
Universal Display Corp.	30,470	5,260,646
		14,950,605
Electronic Equipment & Instruments - 2.8%
Chroma ATE, Inc.	10,430,018	56,954,290
Topcon Corp.	908,400	19,647,400
Trimble, Inc. (a)	1,195,700	48,593,248
		125,194,938
Technology Distributors - 0.6%
Dell Technologies, Inc. (a)	336,869	27,380,712

TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		167,526,255

Health Care Equipment & Supplies - 0.1%
Health Care Supplies - 0.1%
Hoya Corp.	110,000	5,494,387
Health Care Technology - 0.4%
Health Care Technology - 0.4%
athenahealth, Inc. (a)	129,730	17,259,279
Hotels, Restaurants & Leisure - 0.0%
Casinos & Gaming - 0.0%
Sea Ltd. ADR (b)	69,600	927,768
Hotels, Resorts & Cruise Lines - 0.0%
Tuniu Corp. Class A sponsored ADR (a)	105,155	806,539

TOTAL HOTELS, RESTAURANTS & LEISURE		1,734,307

Internet & Direct Marketing Retail - 2.1%
Internet & Direct Marketing Retail - 2.1%
Amazon.com, Inc. (a)	21,529	25,177,520
JD.com, Inc. sponsored ADR (a)	38	1,574
Netflix, Inc. (a)	226,400	43,459,744
Vipshop Holdings Ltd. ADR (a)	2,202,546	25,813,839
		94,452,677
Internet Software & Services - 19.2%
Internet Software & Services - 19.2%
Akamai Technologies, Inc. (a)	468,470	30,469,289
Alibaba Group Holding Ltd. sponsored ADR (a)	875,500	150,962,465
Alphabet, Inc.:
Class A (a)	159,981	168,523,985
Class C (a)	125,533	131,357,731
Endurance International Group Holdings, Inc. (a)	1,174,780	9,868,152
Envestnet, Inc. (a)	434	21,635
Facebook, Inc. Class A (a)	746,175	131,670,041
GoDaddy, Inc. (a)	254,300	12,786,204
LogMeIn, Inc.	383,743	43,938,574
NetEase, Inc. ADR	129,562	44,707,959
New Relic, Inc. (a)	239,000	13,807,030
Nutanix, Inc.:
Class A (a)	467,900	16,507,512
Class B (c)	68,486	2,416,186
Shopify, Inc. (a)	5,035	508,535
SMS Co., Ltd.	962,176	30,314,842
Sogou, Inc. ADR (a)(b)	4,000	46,280
Tencent Holdings Ltd.	437,068	22,621,746
Twilio, Inc. Class A (a)	11,487	271,093
Xunlei Ltd. sponsored ADR (a)(b)	1,566,288	24,105,172
Yandex NV Series A (a)	547,100	17,917,525
		852,821,956
IT Services - 6.6%
Data Processing & Outsourced Services - 4.2%
Fidelity National Information Services, Inc.	141,413	13,305,549
Fiserv, Inc. (a)	64,378	8,441,887
FleetCor Technologies, Inc. (a)	191,200	36,792,616
Global Payments, Inc.	195,556	19,602,533
PayPal Holdings, Inc. (a)	941,300	69,298,506
Square, Inc. (a)	356,400	12,356,388
Total System Services, Inc.	84,053	6,647,752
WEX, Inc. (a)	123,500	17,441,905
		183,887,136
IT Consulting & Other Services - 2.4%
Cognizant Technology Solutions Corp. Class A	1,077,349	76,513,326
DXC Technology Co.	320,800	30,443,920
		106,957,246

TOTAL IT SERVICES		290,844,382

Life Sciences Tools & Services - 0.1%
Life Sciences Tools & Services - 0.1%
JHL Biotech, Inc. (a)	1,008,062	2,072,733
Machinery - 1.0%
Industrial Machinery - 1.0%
Minebea Mitsumi, Inc.	2,136,257	44,801,201
Media - 1.2%
Advertising - 0.0%
iCar Asia Ltd. (a)	4,023,682	627,896
iCar Asia Ltd. warrants 6/12/19 (a)	591,718	22,835
		650,731
Cable & Satellite - 1.0%
Naspers Ltd. Class N	159,200	44,404,866
Publishing - 0.2%
China Literature Ltd. (a)(c)	661,095	7,052,774

TOTAL MEDIA		52,108,371

Professional Services - 0.1%
Human Resource & Employment Services - 0.1%
WageWorks, Inc. (a)	86,205	5,344,710
Real Estate Management & Development - 0.1%
Real Estate Services - 0.1%
Relo Holdings Corp.	182,900	4,983,386
Semiconductors & Semiconductor Equipment - 21.9%
Semiconductor Equipment - 5.6%
ASM Pacific Technology Ltd.	4,667,300	65,055,514
ASML Holding NV	59,700	10,377,054
Ferrotec Holdings Corp.	597,700	12,200,666
GlobalWafers Co. Ltd.	3,745,000	50,178,228
KLA-Tencor Corp.	192,900	20,268,003
Lam Research Corp.	116,887	21,515,390
Nanometrics, Inc. (a)	107,497	2,678,825
Rubicon Technology, Inc. (a)(b)	117,765	942,120
Screen Holdings Co. Ltd.	151,400	12,388,800
Siltronic AG (a)	96,533	14,049,587
Sino-American Silicon Products, Inc.	13,785,000	35,453,383
SolarEdge Technologies, Inc. (a)	109,877	4,125,881
SunEdison, Inc. (a)(d)	1,200	0
		249,233,451
Semiconductors - 16.3%
Acacia Communications, Inc. (a)(b)	77,300	2,800,579
Advanced Micro Devices, Inc. (a)(b)	2,915,288	29,969,161
ams AG	739,520	67,125,603
ASPEED Tech, Inc.	366,000	8,857,923
Broadcom Ltd.	80,296	20,628,042
Cree, Inc. (a)	994,200	36,924,588
Global Unichip Corp.	639,000	5,492,466
Himax Technologies, Inc. sponsored ADR (b)	4,632,041	48,265,867
Inphi Corp. (a)(b)	411,229	15,050,981
International Quantum Epitaxy PLC (a)(b)	8,190,488	15,149,991
M/A-COM Technology Solutions Holdings, Inc. (a)(b)	1,130,917	36,800,039
Marvell Technology Group Ltd.	489,581	10,511,304
Micron Technology, Inc. (a)	484,183	19,909,605
Monolithic Power Systems, Inc.	155,043	17,420,631
Nanya Technology Corp.	35,016,000	89,938,962
NVIDIA Corp.	698,550	135,169,425
Qualcomm, Inc.	2,056,492	131,656,618
Renesas Electronics Corp. (a)	274,500	3,198,744
Semtech Corp. (a)	270,694	9,257,735
Silergy Corp.	216,000	4,950,956
Silicon Laboratories, Inc. (a)	53,900	4,759,370
Silicon Motion Technology Corp. sponsored ADR (b)	163,857	8,677,867
		722,516,457

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		971,749,908

Software - 23.1%
Application Software - 12.6%
Adobe Systems, Inc. (a)	89,413	15,668,734
Altair Engineering, Inc. Class A (a)	17,500	418,600
Autodesk, Inc. (a)	1,260,944	132,184,760
Callidus Software, Inc. (a)	402,950	11,544,518
Citrix Systems, Inc. (a)	875,300	77,026,400
Ellie Mae, Inc. (a)(b)	221,800	19,828,920
HubSpot, Inc. (a)	18,900	1,670,760
Parametric Technology Corp. (a)	1,148,400	69,788,268
Paycom Software, Inc. (a)	100	8,033
Paylocity Holding Corp. (a)	43,921	2,071,314
RealPage, Inc. (a)	16,042	710,661
SailPoint Technologies Holding, Inc. (a)	25,700	372,650
Salesforce.com, Inc. (a)	924,009	94,461,440
Snap, Inc. Class A (a)(b)	896,800	13,102,248
SS&C Technologies Holdings, Inc.	243,266	9,847,408
Ultimate Software Group, Inc. (a)	359,024	78,349,808
Workday, Inc. Class A (a)	131,551	13,383,999
Zendesk, Inc. (a)	528,769	17,893,543
		558,332,064
Home Entertainment Software - 4.9%
Activision Blizzard, Inc.	1,044,059	66,109,816
Electronic Arts, Inc. (a)	737,815	77,514,844
Nintendo Co. Ltd.	83,700	30,140,088
Nintendo Co. Ltd. ADR	263,484	11,875,250
Take-Two Interactive Software, Inc. (a)	273,965	30,075,878
		215,715,876
Systems Software - 5.6%
Microsoft Corp.	2,424,715	207,410,121
Red Hat, Inc. (a)	146,500	17,594,650
Tableau Software, Inc. (a)	363,506	25,154,615
		250,159,386

TOTAL SOFTWARE		1,024,207,326

Technology Hardware, Storage & Peripherals - 9.0%
Technology Hardware, Storage & Peripherals - 9.0%
Apple, Inc.	2,278,083	385,519,983
Primax Electronics Ltd.	4,177,000	11,122,898
		396,642,881
TOTAL COMMON STOCKS
(Cost $2,860,099,505)		4,239,762,567

Convertible Preferred Stocks - 1.2%
Internet & Direct Marketing Retail - 0.8%
Internet & Direct Marketing Retail - 0.8%
China Internet Plus Holdings Ltd.:
Series A-11 (a)(d)(e)	2,771,770	15,491,589
Series B (a)(d)(e)	3,479,801	19,448,817
		34,940,406
Internet Software & Services - 0.4%
Internet Software & Services - 0.4%
Uber Technologies, Inc. Series D, 8.00% (a)(d)(e)	489,912	17,107,727
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $29,795,646)		52,048,133

Money Market Funds - 9.1%
Fidelity Cash Central Fund, 1.36% (f)	124,754,837	124,779,788
Fidelity Securities Lending Cash Central Fund 1.36% (f)(g)	279,285,079	279,340,936
TOTAL MONEY MARKET FUNDS
(Cost $404,090,338)		404,120,724
TOTAL INVESTMENT IN SECURITIES - 105.9%
(Cost $3,293,985,489)		4,695,931,424
NET OTHER ASSETS (LIABILITIES) - (5.9)%		(263,542,260)
NET ASSETS - 100%		$4,432,389,164

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,468,960 or 0.2% of net assets.

 (d) Level 3 security

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $52,048,133 or 1.2% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
China Internet Plus Holdings Ltd. Series A-11	1/26/15	$8,761,149
China Internet Plus Holdings Ltd. Series B	12/11/15	$13,434,468
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$7,600,029

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$225,178
Fidelity Securities Lending Cash Central Fund	1,059,490
Total	$1,284,668

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$4,239,762,567	$4,186,961,170	$52,801,397	$--
Convertible Preferred Stocks	52,048,133	--	--	52,048,133
Money Market Funds	404,120,724	404,120,724	--	--
Total Investments in Securities:	$4,695,931,424	$4,591,081,894	$52,801,397	$52,048,133

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Convertible Preferred Stocks
Beginning Balance	$58,834,506
Total Realized Gain (Loss)	--
Total Unrealized Gain (Loss)	(6,786,373)
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	--
Ending Balance	$52,048,133
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2017	$(6,786,373)
Other Investments in Securities
Beginning Balance	$--
Total Realized Gain (Loss)	--
Total Unrealized Gain (Loss)	(23)
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers in to Level 3	23
Transfers out of Level 3	--
Ending Balance	$--
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2017	$(23)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$52,048,133	Market approach	Transaction price	$5.59 - $48.77 / $23.04	Increase
		Recovery value	Recovery value	0.0%	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Industrials Central Fund

December 31, 2017

INCIP-QTLY-0218
1.842157.111

Investments December 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
Aerospace & Defense - 24.6%
Aerospace & Defense - 24.6%
Astronics Corp. (a)	155,533	$6,449,954
Astronics Corp. Class B (a)	14,914	621,168
Axon Enterprise, Inc. (a)(b)	382,300	10,130,950
Elbit Systems Ltd.	54,600	7,277,634
General Dynamics Corp.	317,689	64,633,827
Huntington Ingalls Industries, Inc.	63,200	14,896,240
Northrop Grumman Corp.	261,096	80,132,973
Raytheon Co.	257,514	48,374,005
Spirit AeroSystems Holdings, Inc. Class A	94,800	8,271,300
Teledyne Technologies, Inc. (a)	160,856	29,139,064
The Boeing Co.	144,500	42,614,495
TransDigm Group, Inc.	61,472	16,881,441
United Technologies Corp.	861,086	109,848,741
		439,271,792
Air Freight & Logistics - 1.6%
Air Freight & Logistics - 1.6%
XPO Logistics, Inc. (a)	317,000	29,034,030
Airlines - 6.3%
Airlines - 6.3%
Alaska Air Group, Inc.	95,900	7,049,609
Allegiant Travel Co.	61,900	9,579,025
Delta Air Lines, Inc.	663,600	37,161,600
Ryanair Holdings PLC sponsored ADR (a)	55,046	5,735,243
Southwest Airlines Co.	641,133	41,962,155
Spirit Airlines, Inc. (a)	227,000	10,180,950
		111,668,582
Building Products - 3.9%
Building Products - 3.9%
A.O. Smith Corp.	210,306	12,887,552
Fortune Brands Home & Security, Inc.	218,541	14,956,946
Johnson Controls International PLC	418,000	15,929,980
Masco Corp.	575,900	25,305,046
		69,079,524
Commercial Services & Supplies - 3.0%
Diversified Support Services - 2.0%
Cintas Corp.	112,600	17,546,458
KAR Auction Services, Inc.	342,600	17,304,726
		34,851,184
Environmental & Facility Services - 1.0%
Waste Connection, Inc. (United States)	263,850	18,717,519

TOTAL COMMERCIAL SERVICES & SUPPLIES		53,568,703

Construction & Engineering - 4.1%
Construction & Engineering - 4.1%
AECOM (a)	440,135	16,351,015
Dycom Industries, Inc. (a)	112,780	12,567,075
Fluor Corp.	254,900	13,165,585
Jacobs Engineering Group, Inc.	203,900	13,449,244
KBR, Inc.	875,200	17,355,216
		72,888,135
Electrical Equipment - 5.6%
Electrical Components & Equipment - 5.3%
Acuity Brands, Inc.	71,300	12,548,800
AMETEK, Inc.	510,817	37,018,908
Fortive Corp.	631,587	45,695,319
		95,263,027
Heavy Electrical Equipment - 0.3%
TPI Composites, Inc. (a)	242,331	4,958,092

TOTAL ELECTRICAL EQUIPMENT		100,221,119

Household Durables - 0.3%
Homebuilding - 0.3%
Lennar Corp. Class A	73,000	4,616,520
Industrial Conglomerates - 8.3%
Industrial Conglomerates - 8.3%
General Electric Co.	1,975,444	34,471,498
Honeywell International, Inc.	578,212	88,674,592
ITT, Inc.	457,900	24,438,123
		147,584,213
Machinery - 23.9%
Agricultural & Farm Machinery - 1.6%
Deere & Co.	184,400	28,860,444
Construction Machinery & Heavy Trucks - 9.6%
Allison Transmission Holdings, Inc.	903,146	38,898,498
Caterpillar, Inc.	581,769	91,675,159
WABCO Holdings, Inc. (a)	225,600	32,373,600
Wabtec Corp. (b)	108,301	8,818,950
		171,766,207
Industrial Machinery - 12.7%
Flowserve Corp.	394,009	16,599,599
Gardner Denver Holdings, Inc.	733,600	24,891,048
IDEX Corp.	174,906	23,082,345
Ingersoll-Rand PLC	394,962	35,226,661
Lincoln Electric Holdings, Inc.	120,500	11,035,390
Nordson Corp.	65,200	9,545,280
Parker Hannifin Corp.	186,600	37,241,628
Pentair PLC	165,415	11,681,607
Snap-On, Inc.	246,358	42,940,199
Xylem, Inc.	195,100	13,305,820
		225,549,577

TOTAL MACHINERY		426,176,228

Professional Services - 3.9%
Human Resource & Employment Services - 0.7%
Robert Half International, Inc.	231,700	12,868,618
Research & Consulting Services - 3.2%
Equifax, Inc.	83,600	9,858,112
IHS Markit Ltd. (a)	1,019,490	46,029,974
		55,888,086

TOTAL PROFESSIONAL SERVICES		68,756,704

Road & Rail - 9.3%
Railroads - 7.8%
CSX Corp.	561,500	30,888,115
Genesee & Wyoming, Inc. Class A (a)	149,200	11,746,516
Norfolk Southern Corp.	303,514	43,979,179
Union Pacific Corp.	390,100	52,312,410
		138,926,220
Trucking - 1.5%
J.B. Hunt Transport Services, Inc.	121,324	13,949,834
Old Dominion Freight Lines, Inc.	99,974	13,151,580
		27,101,414

TOTAL ROAD & RAIL		166,027,634

Specialty Retail - 0.5%
Home Improvement Retail - 0.5%
Lowe's Companies, Inc.	96,500	8,968,710
Trading Companies & Distributors - 3.3%
Trading Companies & Distributors - 3.3%
Bunzl PLC	314,600	8,800,969
MSC Industrial Direct Co., Inc. Class A	91,400	8,834,724
United Rentals, Inc. (a)	77,000	13,237,070
Univar, Inc. (a)	935,678	28,968,591
		59,841,354
Water Utilities - 0.5%
Water Utilities - 0.5%
AquaVenture Holdings Ltd. (a)	594,954	9,233,686
TOTAL COMMON STOCKS
(Cost $1,303,632,493)		1,766,936,934

Money Market Funds - 1.8%
Fidelity Cash Central Fund, 1.36% (c)	16,976,744	16,980,139
Fidelity Securities Lending Cash Central Fund 1.36% (c)(d)	15,280,857	15,283,913
TOTAL MONEY MARKET FUNDS
(Cost $32,262,697)		32,264,052
TOTAL INVESTMENT IN SECURITIES - 100.9%
(Cost $1,335,895,190)		1,799,200,986
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(16,166,185)
NET ASSETS - 100%		$1,783,034,801

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$51,159
Fidelity Securities Lending Cash Central Fund	16,987
Total	$68,146

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Health Care Central Fund

December 31, 2017

HCCIP-QTLY-0218
1.842158.111

Investments December 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value
Biotechnology - 30.8%
Biotechnology - 30.8%
Abeona Therapeutics, Inc. (a)(b)	440,000	$6,974,000
Ablynx NV (a)	763,300	18,976,319
Ablynx NV sponsored ADR	101,000	2,523,990
AC Immune SA (a)(b)	372,000	4,761,600
Acceleron Pharma, Inc. (a)	253,359	10,752,556
Acorda Therapeutics, Inc. (a)	330,000	7,078,500
Alexion Pharmaceuticals, Inc. (a)	305,000	36,474,950
Alnylam Pharmaceuticals, Inc. (a)	230,300	29,259,615
Amgen, Inc.	1,040,000	180,856,000
Amicus Therapeutics, Inc. (a)	600,000	8,634,000
AnaptysBio, Inc.	220,000	22,158,400
Argenx SE ADR	75,400	4,760,756
Ascendis Pharma A/S sponsored ADR (a)	282,100	11,300,926
Audentes Therapeutics, Inc. (a)	201,800	6,306,250
BeiGene Ltd. ADR (a)	99,793	9,751,772
Biogen, Inc. (a)	274,000	87,288,180
BioMarin Pharmaceutical, Inc. (a)	220,000	19,617,400
bluebird bio, Inc. (a)	66,000	11,754,600
Blueprint Medicines Corp. (a)	324,600	24,478,086
Cellectis SA sponsored ADR (a)	154,400	4,500,760
Clovis Oncology, Inc. (a)	100,000	6,800,000
Curis, Inc. (a)	487,969	341,578
CytomX Therapeutics, Inc. (a)	102,700	2,167,997
Five Prime Therapeutics, Inc. (a)	104,687	2,294,739
GlycoMimetics, Inc. (a)	274,444	4,607,915
Heron Therapeutics, Inc. (a)	222,050	4,019,105
Insmed, Inc. (a)	864,100	26,942,638
Intercept Pharmaceuticals, Inc. (a)(b)	99,551	5,815,769
La Jolla Pharmaceutical Co. (a)	102,600	3,301,668
Loxo Oncology, Inc. (a)	172,000	14,478,960
Neurocrine Biosciences, Inc. (a)	402,900	31,261,011
Protagonist Therapeutics, Inc. (a)	321,969	6,696,955
Prothena Corp. PLC (a)(b)	15,600	584,844
Puma Biotechnology, Inc. (a)	80,000	7,908,000
Regeneron Pharmaceuticals, Inc. (a)	18,000	6,767,280
Sarepta Therapeutics, Inc. (a)(b)	378,841	21,078,713
Spark Therapeutics, Inc. (a)	272,000	13,986,240
TESARO, Inc. (a)(b)	310,000	25,689,700
uniQure B.V. (a)	159,845	3,131,364
Vertex Pharmaceuticals, Inc. (a)	360,000	53,949,600
Xencor, Inc. (a)	353,401	7,746,550
Zai Lab Ltd. ADR (b)	200,000	4,246,000
		762,025,286
Diversified Consumer Services - 0.2%
Specialized Consumer Services - 0.2%
Carriage Services, Inc.	203,800	5,239,698
Diversified Financial Services - 0.2%
Other Diversified Financial Services - 0.2%
RPI International Holdings LP (a)(c)(d)	41,845	5,775,238
Food & Staples Retailing - 1.3%
Drug Retail - 1.3%
CVS Health Corp.	440,000	31,900,000
Health Care Equipment & Supplies - 21.0%
Health Care Equipment - 20.2%
Atricure, Inc. (a)	535,000	9,758,400
Becton, Dickinson & Co.	730,000	156,263,800
Boston Scientific Corp. (a)	4,401,900	109,123,101
Danaher Corp.	300,000	27,846,000
DexCom, Inc. (a)(b)	370,000	21,234,300
Fisher & Paykel Healthcare Corp.	700,000	7,118,891
Insulet Corp. (a)	430,000	29,670,000
Integra LifeSciences Holdings Corp. (a)	500,000	23,930,000
Intuitive Surgical, Inc. (a)	163,000	59,485,220
Medtronic PLC	100,000	8,075,000
Penumbra, Inc. (a)	250,000	23,525,000
Wright Medical Group NV (a)	1,120,000	24,864,000
		500,893,712
Health Care Supplies - 0.8%
Dentsply Sirona, Inc.	300,000	19,749,000

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		520,642,712

Health Care Providers & Services - 21.9%
Health Care Distributors & Services - 0.8%
Amplifon SpA	420,000	6,470,551
EBOS Group Ltd.	1,000,000	13,146,385
		19,616,936
Health Care Facilities - 1.4%
HCA Holdings, Inc. (a)	385,000	33,818,400
Health Care Services - 2.4%
G1 Therapeutics, Inc.	260,000	5,158,400
Premier, Inc. (a)	440,000	12,843,600
Teladoc, Inc. (a)(b)	864,301	30,120,890
United Drug PLC (United Kingdom)	900,000	10,267,891
		58,390,781
Managed Health Care - 17.3%
Aetna, Inc.	100,000	18,039,000
Cigna Corp.	510,000	103,575,900
Humana, Inc.	404,000	100,220,280
UnitedHealth Group, Inc.	940,000	207,232,399
		429,067,579

TOTAL HEALTH CARE PROVIDERS & SERVICES		540,893,696

Health Care Technology - 3.7%
Health Care Technology - 3.7%
athenahealth, Inc. (a)	120,000	15,964,800
Castlight Health, Inc. (a)	700,500	2,626,875
Castlight Health, Inc. Class B (a)(b)	371,804	1,394,265
Cerner Corp. (a)	930,000	62,672,700
Medidata Solutions, Inc. (a)	140,000	8,871,800
		91,530,440
Internet Software & Services - 0.6%
Internet Software & Services - 0.6%
Benefitfocus, Inc. (a)(b)	600,000	16,200,000
Life Sciences Tools & Services - 1.4%
Life Sciences Tools & Services - 1.4%
Agilent Technologies, Inc.	300,000	20,091,000
Lonza Group AG	50,000	13,510,185
		33,601,185
Pharmaceuticals - 15.2%
Pharmaceuticals - 15.2%
Allergan PLC	365,000	59,706,700
AstraZeneca PLC (United Kingdom)	670,000	46,233,753
Avexis, Inc. (a)	21,400	2,368,338
Bristol-Myers Squibb Co.	1,260,000	77,212,800
Dechra Pharmaceuticals PLC	720,000	20,375,384
Eisai Co. Ltd.	140,000	7,971,955
Indivior PLC (a)	2,250,000	12,400,453
Jazz Pharmaceuticals PLC (a)	128,000	17,235,200
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	1,800,000	19,082,631
Mallinckrodt PLC (a)	510,000	11,505,600
MyoKardia, Inc. (a)	16,486	694,061
Nektar Therapeutics (a)	230,000	13,735,600
Roche Holding AG (participation certificate)	200,000	50,571,074
The Medicines Company (a)(b)	358,400	9,798,656
TherapeuticsMD, Inc. (a)(b)	1,440,000	8,697,600
Theravance Biopharma, Inc. (a)(b)	420,098	11,716,533
Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	2,199,944	7,739,270
		377,045,608
TOTAL COMMON STOCKS
(Cost $1,854,989,089)		2,384,853,863

Preferred Stocks - 1.5%
Convertible Preferred Stocks - 0.6%
Biotechnology - 0.2%
Biotechnology - 0.2%
BioNTech AG Series A (c)(d)(e)	25,477	5,579,683
Health Care Providers & Services - 0.1%
Health Care Services - 0.1%
1Life Healthcare, Inc. Series G (a)(c)(d)	438,101	3,215,661
Software - 0.1%
Application Software - 0.1%
Outset Medical, Inc. Series C (c)(d)	997,101	2,183,651
Textiles, Apparel & Luxury Goods - 0.2%
Textiles - 0.2%
Harmony Biosciences II, Inc. Series A (c)(d)	3,606,378	3,606,378

TOTAL CONVERTIBLE PREFERRED STOCKS		14,585,373

Nonconvertible Preferred Stocks - 0.9%
Health Care Equipment & Supplies - 0.9%
Health Care Equipment - 0.9%
Sartorius AG (non-vtg.)	230,000	21,950,296
TOTAL PREFERRED STOCKS
(Cost $32,443,132)		36,535,669

Money Market Funds - 5.4%
Fidelity Cash Central Fund, 1.36% (f)	55,028,330	55,039,336
Fidelity Securities Lending Cash Central Fund 1.36% (f)(g)	77,976,549	77,992,145
TOTAL MONEY MARKET FUNDS
(Cost $133,022,921)		133,031,481
TOTAL INVESTMENT IN SECURITIES - 103.2%
(Cost $2,020,455,142)		2,554,421,013
NET OTHER ASSETS (LIABILITIES) - (3.2)%		(79,573,880)
NET ASSETS - 100%		$2,474,847,133

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $20,360,611 or 0.8% of net assets.

 (d) Level 3 security

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
1Life Healthcare, Inc. Series G	4/10/14	$2,885,246
BioNTech AG Series A	12/29/17	$5,579,683
Harmony Biosciences II, Inc. Series A	9/22/17	$3,606,378
Outset Medical, Inc. Series C	4/19/17	$2,583,987
RPI International Holdings LP	5/21/15 - 3/23/16	$5,567,439

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$212,178
Fidelity Securities Lending Cash Central Fund	227,948
Total	$440,126

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$2,384,853,863	$2,282,273,798	$96,804,827	$5,775,238
Preferred Stocks	36,535,669	21,950,296	--	14,585,373
Money Market Funds	133,031,481	133,031,481	--	--
Total Investments in Securities:	$2,554,421,013	$2,437,255,575	$96,804,827	$20,360,611

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Financials Central Fund

December 31, 2017

FNCIP-QTLY-0218
1.842159.111

Investments December 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
Banks - 31.5%
Diversified Banks - 19.5%
Bank of America Corp.	7,150,900	$211,094,565
Citigroup, Inc.	2,431,400	180,920,475
HDFC Bank Ltd. sponsored ADR	30,000	3,050,100
JPMorgan Chase & Co.	1,331,500	142,390,610
Wells Fargo & Co.	2,048,400	124,276,428
		661,732,178
Regional Banks - 12.0%
Bank of the Ozarks, Inc.	400,000	19,380,000
CoBiz, Inc.	900,000	17,991,000
East West Bancorp, Inc.	350,000	21,290,500
First Republic Bank	200,000	17,328,000
Huntington Bancshares, Inc.	7,500,000	109,200,000
PNC Financial Services Group, Inc.	614,500	88,666,205
Popular, Inc.	550,000	19,519,500
Preferred Bank, Los Angeles	150,000	8,817,000
Regions Financial Corp.	1,250,000	21,600,000
Signature Bank (a)	210,000	28,824,600
SunTrust Banks, Inc.	813,500	52,543,965
		405,160,770

TOTAL BANKS		1,066,892,948

Capital Markets - 18.6%
Asset Management & Custody Banks - 5.9%
Affiliated Managers Group, Inc.	203,400	41,747,850
BlackRock, Inc. Class A	86,400	44,384,544
Invesco Ltd.	1,271,000	46,442,340
Northern Trust Corp.	610,100	60,942,889
State Street Corp.	65,625	6,405,656
		199,923,279
Financial Exchanges & Data - 3.6%
CBOE Holdings, Inc.	508,400	63,341,556
IntercontinentalExchange, Inc.	813,500	57,400,560
		120,742,116
Investment Banking & Brokerage - 9.1%
E*TRADE Financial Corp. (a)	2,079,100	103,060,987
Goldman Sachs Group, Inc.	290,000	73,880,400
Hamilton Lane, Inc. Class A	150,000	5,308,500
Investment Technology Group, Inc.	700,000	13,475,000
Lazard Ltd. Class A	54,300	2,850,750
PJT Partners, Inc.	100,000	4,560,000
TD Ameritrade Holding Corp.	2,048,300	104,729,579
		307,865,216

TOTAL CAPITAL MARKETS		628,530,611

Consumer Finance - 7.4%
Consumer Finance - 7.4%
Capital One Financial Corp.	1,383,100	137,729,098
Discover Financial Services	250,000	19,230,000
OneMain Holdings, Inc. (a)	415,400	10,796,246
Synchrony Financial	2,150,800	83,042,388
		250,797,732
Diversified Financial Services - 5.7%
Multi-Sector Holdings - 5.7%
Berkshire Hathaway, Inc. Class B (a)	983,200	194,889,904
Equity Real Estate Investment Trusts (REITs) - 17.4%
Diversified REITs - 0.8%
American Assets Trust, Inc.	39,601	1,514,342
Gramercy Property Trust	136,700	3,644,422
Spirit Realty Capital, Inc.	716,700	6,149,286
VEREIT, Inc.	970,924	7,563,498
Washington REIT (SBI)	316,100	9,837,032
		28,708,580
Health Care REITs - 1.5%
CareTrust (REIT), Inc.	179,350	3,005,906
Healthcare Realty Trust, Inc.	415,221	13,336,899
Sabra Health Care REIT, Inc.	239,300	4,491,661
Ventas, Inc.	366,092	21,969,181
Welltower, Inc.	137,703	8,781,320
		51,584,967
Hotel & Resort REITs - 0.8%
DiamondRock Hospitality Co.	814,800	9,199,092
Host Hotels & Resorts, Inc.	364,711	7,239,513
Sunstone Hotel Investors, Inc.	593,600	9,812,208
		26,250,813
Industrial REITs - 1.5%
DCT Industrial Trust, Inc.	320,000	18,809,600
Duke Realty Corp.	498,700	13,569,627
Prologis, Inc.	149,323	9,632,827
Rexford Industrial Realty, Inc.	130,500	3,805,380
Terreno Realty Corp.	94,600	3,316,676
		49,134,110
Office REITs - 2.2%
Boston Properties, Inc.	160,489	20,868,385
Corporate Office Properties Trust (SBI)	184,300	5,381,560
Douglas Emmett, Inc.	326,100	13,389,666
Highwoods Properties, Inc. (SBI)	219,225	11,160,745
Hudson Pacific Properties, Inc.	316,040	10,824,370
SL Green Realty Corp.	129,000	13,019,970
		74,644,696
Residential REITs - 2.7%
American Homes 4 Rent Class A	448,312	9,791,134
AvalonBay Communities, Inc.	142,294	25,386,673
Colony NorthStar, Inc.	374,413	4,272,052
Education Realty Trust, Inc.	163,100	5,695,452
Equity Lifestyle Properties, Inc.	132,144	11,763,459
Equity Residential (SBI)	54,125	3,451,551
Essex Property Trust, Inc.	70,623	17,046,274
Mid-America Apartment Communities, Inc.	127,239	12,795,154
UDR, Inc.	65,000	2,503,800
		92,705,549
Retail REITs - 2.3%
Acadia Realty Trust (SBI)	110,500	3,023,280
Agree Realty Corp.	71,573	3,681,715
Cedar Realty Trust, Inc.	220,200	1,338,816
DDR Corp.	259,783	2,327,656
General Growth Properties, Inc.	220,759	5,163,553
National Retail Properties, Inc.	255,637	11,025,624
Simon Property Group, Inc.	139,946	24,034,326
Taubman Centers, Inc.	74,825	4,895,800
The Macerich Co.	111,700	7,336,456
Urban Edge Properties	541,985	13,815,198
		76,642,424
Specialized REITs - 5.6%
American Tower Corp.	375,988	53,642,208
CoreSite Realty Corp.	43,070	4,905,673
Corrections Corp. of America	245,100	5,514,750
Digital Realty Trust, Inc.	6,800	774,520
Equinix, Inc.	79,552	36,054,557
Extra Space Storage, Inc.	224,610	19,642,145
Four Corners Property Trust, Inc.	124,700	3,204,790
Gaming & Leisure Properties	151,166	5,593,142
Outfront Media, Inc.	250,528	5,812,250
Potlatch Corp.	101,708	5,075,229
Public Storage	60,374	12,618,166
Safety Income and Growth, Inc.	42,000	739,200
SBA Communications Corp. Class A (a)	137,691	22,493,202
Uniti Group, Inc. (b)	199,934	3,556,826
Weyerhaeuser Co.	279,714	9,862,716
		189,489,374

TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		589,160,513

Hotels, Restaurants & Leisure - 0.0%
Hotels, Resorts & Cruise Lines - 0.0%
Marriott International, Inc. Class A	11,900	1,615,187
Insurance - 13.3%
Life & Health Insurance - 3.3%
MetLife, Inc.	1,220,200	61,693,312
Torchmark Corp.	550,600	49,944,926
		111,638,238
Multi-Line Insurance - 2.6%
American International Group, Inc.	300,000	17,874,000
Hartford Financial Services Group, Inc.	1,271,000	71,531,880
		89,405,880
Property & Casualty Insurance - 6.1%
Allstate Corp.	330,500	34,606,655
Chubb Ltd.	457,600	66,869,088
FNF Group	700,000	27,468,000
The Travelers Companies, Inc.	559,300	75,863,452
		204,807,195
Reinsurance - 1.3%
Reinsurance Group of America, Inc.	279,600	43,598,028

TOTAL INSURANCE		449,449,341

IT Services - 2.1%
Data Processing & Outsourced Services - 2.1%
Visa, Inc. Class A	225,000	25,654,500
WEX, Inc. (a)	320,300	45,235,969
		70,890,469
Real Estate Management & Development - 0.8%
Real Estate Development - 0.1%
Howard Hughes Corp. (a)	38,776	5,090,126
Real Estate Operating Compan - 0.1%
The RMR Group, Inc.	32,700	1,939,110
Real Estate Operating Companies - 0.1%
Vonovia SE	71,100	3,530,953
Real Estate Services - 0.5%
CBRE Group, Inc. (a)	368,502	15,959,822

TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		26,520,011

Software - 0.3%
Application Software - 0.3%
Black Knight, Inc. (a)	214,642	9,476,444
Thrifts & Mortgage Finance - 0.8%
Thrifts & Mortgage Finance - 0.8%
MGIC Investment Corp. (a)	1,158,000	16,339,380
Radian Group, Inc.	490,395	10,107,041
		26,446,421
TOTAL COMMON STOCKS
(Cost $2,371,112,449)		3,314,669,581

Money Market Funds - 2.7%
Fidelity Cash Central Fund, 1.36% (c)	88,710,534	88,728,276
Fidelity Securities Lending Cash Central Fund 1.36% (c)(d)	2,772,811	2,773,366
TOTAL MONEY MARKET FUNDS
(Cost $91,501,365)		91,501,642
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $2,462,613,814)		3,406,171,223
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(20,499,747)
NET ASSETS - 100%		$3,385,671,476

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$187,018
Fidelity Securities Lending Cash Central Fund	1,755
Total	$188,773

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Energy Central Fund

December 31, 2017

ENCIP-QTLY-0218
1.842160.111

Investments December 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
Chemicals - 1.9%
Commodity Chemicals - 1.9%
LG Chemical Ltd.	7,573	$2,873,465
LyondellBasell Industries NV Class A	158,450	17,480,204
		20,353,669
Energy Equipment & Services - 14.4%
Oil & Gas Drilling - 2.0%
Nabors Industries Ltd.	1,195,725	8,166,802
Odfjell Drilling Ltd. (a)	736,222	3,272,855
Shelf Drilling Ltd. (b)	812,900	6,435,401
Trinidad Drilling Ltd. (a)	1,042,751	1,410,244
Xtreme Drilling & Coil Services Corp. (a)	1,150,300	2,059,010
		21,344,312
Oil & Gas Equipment & Services - 12.4%
Baker Hughes, a GE Co. Class A	630,736	19,956,487
C&J Energy Services, Inc.	54,800	1,834,156
Dril-Quip, Inc. (a)	168,800	8,051,760
Frank's International NV (c)	437,760	2,911,104
Halliburton Co.	1,246,717	60,927,060
NCS Multistage Holdings, Inc.	293,100	4,320,294
Newpark Resources, Inc. (a)	878,058	7,551,299
Oceaneering International, Inc.	262,951	5,558,784
RigNet, Inc. (a)	266,875	3,989,781
Schlumberger Ltd.	229,652	15,476,248
Smart Sand, Inc. (a)(c)	128,700	1,114,542
TETRA Technologies, Inc. (a)	477,900	2,040,633
Total Energy Services, Inc.	45,200	534,345
		134,266,493

TOTAL ENERGY EQUIPMENT & SERVICES		155,610,805

Gas Utilities - 0.5%
Gas Utilities - 0.5%
Indraprastha Gas Ltd.	976,720	5,137,572
Machinery - 0.5%
Industrial Machinery - 0.5%
ProPetro Holding Corp. (c)	291,500	5,876,640
Oil, Gas & Consumable Fuels - 80.7%
Integrated Oil & Gas - 14.5%
Chevron Corp.	594,864	74,471,024
Exxon Mobil Corp.	576,864	48,248,905
Occidental Petroleum Corp.	289,700	21,339,302
Suncor Energy, Inc.	338,100	12,413,138
		156,472,369
Oil & Gas Exploration & Production - 51.3%
Anadarko Petroleum Corp.	256,261	13,745,840
Cabot Oil & Gas Corp.	792,700	22,671,220
Callon Petroleum Co. (a)	1,347,355	16,370,363
Centennial Resource Development, Inc.:
Class A (a)	45,400	898,920
Class A (a)	402,500	7,969,500
Cimarex Energy Co.	214,322	26,149,427
Concho Resources, Inc. (a)	153,553	23,066,732
ConocoPhillips Co.	191,342	10,502,762
Continental Resources, Inc. (a)	482,672	25,567,136
Devon Energy Corp.	694,381	28,747,373
Diamondback Energy, Inc. (a)	512,963	64,761,579
Encana Corp.	2,486,400	33,171,780
EOG Resources, Inc.	739,301	79,777,970
Extraction Oil & Gas, Inc. (a)(c)	579,540	8,293,217
Hess Corp.	125,565	5,960,571
Jagged Peak Energy, Inc. (c)	67,400	1,063,572
Lilis Energy, Inc. (a)	303,801	1,552,423
Marathon Oil Corp.	232,417	3,934,820
Murphy Oil Corp.	83,700	2,598,885
Newfield Exploration Co. (a)	733,992	23,142,768
Parsley Energy, Inc. Class A (a)	958,832	28,228,014
PDC Energy, Inc. (a)	233,380	12,028,405
Pioneer Natural Resources Co.	276,093	47,722,675
PrairieSky Royalty Ltd.	91,800	2,341,375
Range Resources Corp.	100,900	1,721,354
Ring Energy, Inc. (a)	283,494	3,940,567
RSP Permian, Inc. (a)	812,370	33,047,212
Viper Energy Partners LP	596,500	13,916,345
WPX Energy, Inc. (a)	908,500	12,782,595
		555,675,400
Oil & Gas Refining & Marketing - 7.5%
Andeavor	86,700	9,913,278
Delek U.S. Holdings, Inc.	745,420	26,044,975
Phillips 66 Co.	361,085	36,523,748
Pilipinas Shell Petroleum Corp.	1,532,330	1,868,901
Reliance Industries Ltd.	456,413	6,584,887
		80,935,789
Oil & Gas Storage & Transport - 7.4%
Cheniere Energy, Inc. (a)	182,500	9,825,800
Enterprise Products Partners LP	429,600	11,388,696
GasLog Partners LP	125,700	3,111,075
Gener8 Maritime, Inc. (a)	1,227,708	8,127,427
Golar LNG Ltd. (c)	207,500	6,185,575
Noble Midstream Partners LP	140,392	7,019,600
Noble Midstream Partners LP (d)	45,454	2,272,700
Plains GP Holdings LP Class A	102,300	2,245,485
Teekay LNG Partners LP	69,300	1,396,395
The Williams Companies, Inc.	939,904	28,657,673
		80,230,426

TOTAL OIL, GAS & CONSUMABLE FUELS		873,313,984

Semiconductors & Semiconductor Equipment - 0.2%
Semiconductor Equipment - 0.2%
SolarEdge Technologies, Inc. (a)	66,900	2,512,095
TOTAL COMMON STOCKS
(Cost $887,361,113)		1,062,804,765

Money Market Funds - 2.6%
Fidelity Cash Central Fund, 1.36% (e)	17,524,654	17,528,158
Fidelity Securities Lending Cash Central Fund 1.36% (e)(f)	10,632,909	10,635,035
TOTAL MONEY MARKET FUNDS
(Cost $28,161,662)		28,163,193
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $915,522,775)		1,090,967,958
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(8,802,987)
NET ASSETS - 100%		$1,082,164,971

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,435,401 or 0.6% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,272,700 or 0.2% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Noble Midstream Partners LP	6/21/17	$1,838,614

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$40,182
Fidelity Securities Lending Cash Central Fund	17,902
Total	$58,084

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Consumer Staples Central Fund

December 31, 2017

CSCIP-QTLY-0218
1.842161.111

Investments December 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value
Beverages - 25.7%
Brewers - 1.1%
Beijing Yanjing Brewery Co. Ltd. Class A	7,618,500	$7,891,725
China Resources Beer Holdings Co. Ltd.	81,210	291,563
Molson Coors Brewing Co. Class B	70,400	5,777,728
		13,961,016
Distillers & Vintners - 1.9%
Constellation Brands, Inc. Class A (sub. vtg.)	104,766	23,946,365
Kweichow Moutai Co. Ltd. (A Shares)	6,818	730,866
		24,677,231
Soft Drinks - 22.7%
Britvic PLC	258,933	2,849,227
Coca-Cola Bottling Co. Consolidated	54,687	11,771,924
Coca-Cola European Partners PLC	438,958	17,492,476
Coca-Cola HBC AG	29,590	966,813
Coca-Cola West Co. Ltd.	50,900	1,858,917
Fever-Tree Drinks PLC	64,699	1,989,036
Monster Beverage Corp. (a)	728,678	46,118,031
PepsiCo, Inc.	822,200	98,598,224
The Coca-Cola Co.	2,522,461	115,730,511
		297,375,159

TOTAL BEVERAGES		336,013,406

Chemicals - 0.3%
Specialty Chemicals - 0.3%
Frutarom Industries Ltd.	35,900	3,368,543
Food & Staples Retailing - 12.9%
Drug Retail - 6.3%
CVS Health Corp.	712,203	51,634,718
Rite Aid Corp. (a)(b)	800,901	1,577,775
Walgreens Boots Alliance, Inc.	404,880	29,402,386
		82,614,879
Food Distributors - 1.3%
Sysco Corp.	242,600	14,733,098
United Natural Foods, Inc. (a)	53,700	2,645,799
		17,378,897
Food Retail - 1.3%
Kroger Co.	435,223	11,946,871
Sprouts Farmers Market LLC (a)	181,000	4,407,350
		16,354,221
Hypermarkets & Super Centers - 4.0%
Costco Wholesale Corp.	217,100	40,406,652
Wal-Mart Stores, Inc.	119,800	11,830,250
		52,236,902

TOTAL FOOD & STAPLES RETAILING		168,584,899

Food Products - 18.2%
Agricultural Products - 1.3%
Bunge Ltd.	113,869	7,638,333
Darling International, Inc. (a)	354,900	6,434,337
Ingredion, Inc.	26,000	3,634,800
		17,707,470
Packaged Foods & Meats - 16.9%
Blue Buffalo Pet Products, Inc. (a)(b)	137,586	4,511,445
ConAgra Foods, Inc.	439,900	16,571,033
Danone SA	91,400	7,658,490
JBS SA	2,516,400	7,442,008
Kellogg Co.	261,800	17,797,164
Mondelez International, Inc.	1,102,512	47,187,514
Post Holdings, Inc. (a)	94,200	7,463,466
The Hain Celestial Group, Inc. (a)	370,189	15,692,312
The Hershey Co.	49,800	5,652,798
The J.M. Smucker Co.	195,100	24,239,224
The Kraft Heinz Co.	416,100	32,355,936
The Simply Good Foods Co.	1,170,624	16,693,098
TreeHouse Foods, Inc. (a)	352,573	17,438,261
		220,702,749

TOTAL FOOD PRODUCTS		238,410,219

Hotels, Restaurants & Leisure - 1.0%
Restaurants - 1.0%
U.S. Foods Holding Corp. (a)	399,808	12,765,869
Household Durables - 0.1%
Housewares & Specialties - 0.1%
Newell Brands, Inc.	25,400	784,860
Household Products - 14.6%
Household Products - 14.6%
Colgate-Palmolive Co.	300,720	22,689,324
Essity AB Class B	578,900	16,443,015
Procter & Gamble Co.	1,297,393	119,204,467
Reckitt Benckiser Group PLC	35,100	3,274,601
Spectrum Brands Holdings, Inc. (b)	265,551	29,847,932
		191,459,339
Internet & Direct Marketing Retail - 0.5%
Internet & Direct Marketing Retail - 0.5%
Amazon.com, Inc. (a)	5,300	6,198,191
Paper & Forest Products - 0.2%
Forest Products - 0.2%
Svenska Cellulosa AB (SCA) (B Shares)	265,500	2,736,529
Personal Products - 8.8%
Personal Products - 8.8%
Avon Products, Inc. (a)	6,336,000	13,622,400
Coty, Inc. Class A	2,089,678	41,563,695
Estee Lauder Companies, Inc. Class A	120,167	15,290,049
Herbalife Ltd. (a)(b)	164,232	11,121,791
Ontex Group NV	101,700	3,364,832
Unilever NV (Certificaten Van Aandelen) (Bearer) (b)	534,352	30,085,621
		115,048,388
Tobacco - 13.9%
Tobacco - 13.9%
Altria Group, Inc.	741,067	52,919,594
British American Tobacco PLC sponsored ADR	431,446	28,902,568
Japan Tobacco, Inc.	39,200	1,263,237
Philip Morris International, Inc.	939,653	99,274,339
		182,359,738
TOTAL COMMON STOCKS
(Cost $1,029,496,249)		1,257,729,981

Money Market Funds - 5.7%
Fidelity Cash Central Fund, 1.36% (c)	41,728,746	41,737,092
Fidelity Securities Lending Cash Central Fund 1.36% (c)(d)	32,887,427	32,894,004
TOTAL MONEY MARKET FUNDS
(Cost $74,628,425)		74,631,096
TOTAL INVESTMENT IN SECURITIES - 101.9%
(Cost $1,104,124,674)		1,332,361,077
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(24,365,576)
NET ASSETS - 100%		$1,307,995,501

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$101,150
Fidelity Securities Lending Cash Central Fund	75,902
Total	$177,052

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,257,729,981	$1,216,711,269	$41,018,712	$--
Money Market Funds	74,631,096	74,631,096	--	--
Total Investments in Securities:	$1,332,361,077	$1,291,342,365	$41,018,712	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Consumer Discretionary Central Fund

December 31, 2017

CDCIP-QTLY-0218
1.842162.111

Investments December 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
Air Freight & Logistics - 0.1%
Air Freight & Logistics - 0.1%
XPO Logistics, Inc. (a)	20,200	$1,850,118
Auto Components - 0.2%
Auto Parts & Equipment - 0.2%
Aptiv PLC	42,800	3,630,724
Tenneco, Inc.	2,183	127,793
		3,758,517
Automobiles - 2.1%
Automobile Manufacturers - 2.1%
Ferrari NV	28,395	2,976,932
General Motors Co.	19,700	807,503
Tesla, Inc. (a)	98,316	30,610,687
Thor Industries, Inc.	32,900	4,958,688
		39,353,810
Beverages - 0.8%
Distillers & Vintners - 0.7%
Constellation Brands, Inc. Class A (sub. vtg.)	59,635	13,630,772
Soft Drinks - 0.1%
Monster Beverage Corp. (a)	33,150	2,098,064

TOTAL BEVERAGES		15,728,836

Building Products - 0.2%
Building Products - 0.2%
Masco Corp.	63,700	2,798,978
Commercial Services & Supplies - 0.2%
Diversified Support Services - 0.2%
Copart, Inc. (a)	72,400	3,126,956
Distributors - 0.7%
Distributors - 0.7%
LKQ Corp. (a)	255,400	10,387,118
Pool Corp.	26,700	3,461,655
		13,848,773
Diversified Consumer Services - 0.6%
Education Services - 0.4%
Adtalem Global Education, Inc.	40,400	1,698,820
Grand Canyon Education, Inc. (a)	42,335	3,790,253
New Oriental Education & Technology Group, Inc. sponsored ADR	20,900	1,964,600
		7,453,673
Specialized Consumer Services - 0.2%
Service Corp. International	23,900	891,948
ServiceMaster Global Holdings, Inc. (a)	51,911	2,661,477
		3,553,425

TOTAL DIVERSIFIED CONSUMER SERVICES		11,007,098

Food & Staples Retailing - 1.2%
Food Distributors - 0.9%
Performance Food Group Co. (a)	501,175	16,588,893
Hypermarkets & Super Centers - 0.3%
Costco Wholesale Corp.	12,049	2,242,560
Wal-Mart Stores, Inc.	42,300	4,177,125
		6,419,685

TOTAL FOOD & STAPLES RETAILING		23,008,578

Health Care Providers & Services - 0.0%
Health Care Services - 0.0%
National Vision Holdings, Inc.	6,301	255,884
Hotels, Restaurants & Leisure - 25.0%
Casinos & Gaming - 4.1%
Boyd Gaming Corp.	78,400	2,747,920
Caesars Entertainment Corp. (a)	281,000	3,554,650
Churchill Downs, Inc.	18,200	4,235,140
Eldorado Resorts, Inc. (a)	228,200	7,564,830
Las Vegas Sands Corp.	438,615	30,479,356
Melco Crown Entertainment Ltd. sponsored ADR	84,700	2,459,688
MGM Mirage, Inc.	514,800	17,189,172
Penn National Gaming, Inc. (a)	154,559	4,842,333
Wynn Resorts Ltd.	22,215	3,745,227
		76,818,316
Hotels, Resorts & Cruise Lines - 8.4%
Bluegreen Corp.	233,180	4,257,867
Carnival Corp.	211,800	14,057,166
Hilton Grand Vacations, Inc.	146,200	6,133,090
Hilton Worldwide Holdings, Inc.	428,326	34,206,114
ILG, Inc.	72,500	2,064,800
Marriott International, Inc. Class A	227,608	30,893,234
Marriott Vacations Worldwide Corp.	75,400	10,194,834
Royal Caribbean Cruises Ltd.	254,228	30,324,316
Wyndham Worldwide Corp.	201,058	23,296,590
		155,428,011
Leisure Facilities - 1.1%
Cedar Fair LP (depositary unit)	22,373	1,454,021
Drive Shack, Inc.	43,917	242,861
Vail Resorts, Inc.	87,878	18,671,439
		20,368,321
Restaurants - 11.4%
ARAMARK Holdings Corp.	156,563	6,691,503
Compass Group PLC	43,400	937,544
Darden Restaurants, Inc.	113,973	10,943,687
Del Taco Restaurants, Inc. (a)	57,614	698,282
Domino's Pizza, Inc.	48,320	9,130,547
Dunkin' Brands Group, Inc.	97,400	6,279,378
Jack in the Box, Inc.	59,111	5,799,380
McDonald's Corp.	445,730	76,719,048
Restaurant Brands International, Inc.	145,500	8,944,141
Ruth's Hospitality Group, Inc.	60,223	1,303,828
Shake Shack, Inc. Class A (a)	50,800	2,194,560
Starbucks Corp.	928,541	53,326,110
Texas Roadhouse, Inc. Class A	95,200	5,015,136
U.S. Foods Holding Corp. (a)	404,400	12,912,492
Wingstop, Inc. (b)	134,644	5,248,423
Yum! Brands, Inc.	64,227	5,241,565
		211,385,624

TOTAL HOTELS, RESTAURANTS & LEISURE		464,000,272

Household Durables - 2.3%
Home Furnishings - 0.3%
Mohawk Industries, Inc. (a)	18,800	5,186,920
Homebuilding - 1.9%
Cavco Industries, Inc. (a)	16,001	2,441,753
D.R. Horton, Inc.	272,100	13,896,147
Lennar Corp.:
Class A	148,400	9,384,816
Class B	2,792	144,291
LGI Homes, Inc. (a)	15,400	1,155,462
NVR, Inc. (a)	1,140	3,999,371
TRI Pointe Homes, Inc. (a)	218,300	3,911,936
		34,933,776
Household Appliances - 0.1%
Techtronic Industries Co. Ltd.	428,500	2,794,380

TOTAL HOUSEHOLD DURABLES		42,915,076

Internet & Direct Marketing Retail - 20.7%
Internet & Direct Marketing Retail - 20.7%
Amazon.com, Inc. (a)	238,327	278,716,274
Boohoo.Com PLC (a)	738,400	1,879,252
Liberty Interactive Corp. QVC Group Series A (a)	365,585	8,927,586
Netflix, Inc. (a)	238,679	45,816,821
Priceline Group, Inc. (a)	28,057	48,755,771
Wayfair LLC Class A (a)(b)	5,300	425,431
YOOX SpA (a)(b)	22,200	775,660
		385,296,795
Internet Software & Services - 1.1%
Internet Software & Services - 1.1%
2U, Inc. (a)	82,400	5,315,624
Alphabet, Inc. Class A (a)	9,400	9,901,960
CarGurus, Inc. Class A	2,700	80,946
Facebook, Inc. Class A (a)	27,062	4,775,361
		20,073,891
IT Services - 0.4%
Data Processing & Outsourced Services - 0.4%
Global Payments, Inc.	24,400	2,445,856
PayPal Holdings, Inc. (a)	63,300	4,660,146
		7,106,002
Leisure Products - 0.6%
Leisure Products - 0.6%
Mattel, Inc. (b)	722,400	11,110,512
Media - 14.2%
Broadcasting - 0.1%
CBS Corp. Class B	41,100	2,424,900
Cable & Satellite - 8.4%
Charter Communications, Inc. Class A (a)	223,237	74,998,703
Comcast Corp. Class A	1,850,790	74,124,140
DISH Network Corp. Class A (a)	49,041	2,341,708
Naspers Ltd. Class N	18,684	5,211,435
		156,675,986
Movies & Entertainment - 5.7%
Cinemark Holdings, Inc.	217,765	7,582,577
Liberty Media Corp. Liberty Formula One Group Series C (a)	45,300	1,547,448
Lions Gate Entertainment Corp. Class B	7,200	228,528
Live Nation Entertainment, Inc. (a)	58,100	2,473,317
The Walt Disney Co.	757,878	81,479,464
Time Warner, Inc.	108,600	9,933,642
Twenty-First Century Fox, Inc. Class A	56,100	1,937,133
		105,182,109

TOTAL MEDIA		264,282,995

Multiline Retail - 4.2%
Department Stores - 0.1%
Macy's, Inc.	69,600	1,753,224
General Merchandise Stores - 4.1%
B&M European Value Retail S.A.	589,210	3,369,831
Dollar General Corp.	60,880	5,662,449
Dollar Tree, Inc. (a)	610,153	65,475,518
Ollie's Bargain Outlet Holdings, Inc. (a)	17,100	910,575
		75,418,373

TOTAL MULTILINE RETAIL		77,171,597

Personal Products - 0.0%
Personal Products - 0.0%
Estee Lauder Companies, Inc. Class A	6,900	877,956
Real Estate Management & Development - 0.1%
Real Estate Services - 0.1%
Redfin Corp. (b)	42,100	1,318,572
Software - 0.2%
Application Software - 0.1%
Adobe Systems, Inc. (a)	7,700	1,349,348
Home Entertainment Software - 0.1%
Activision Blizzard, Inc.	28,300	1,791,956

TOTAL SOFTWARE		3,141,304

Specialty Retail - 18.9%
Apparel Retail - 4.9%
Burlington Stores, Inc. (a)	154,600	19,020,438
Inditex SA	57,438	1,997,222
L Brands, Inc.	8,200	493,804
Ross Stores, Inc.	442,069	35,476,037
The Children's Place Retail Stores, Inc.	20,700	3,008,745
TJX Companies, Inc.	417,490	31,921,285
		91,917,531
Automotive Retail - 2.2%
AutoZone, Inc. (a)	23,974	17,054,384
O'Reilly Automotive, Inc. (a)	97,668	23,493,061
		40,547,445
Home Improvement Retail - 11.3%
Floor & Decor Holdings, Inc. Class A	44,500	2,166,260
Home Depot, Inc.	822,338	155,857,721
Lowe's Companies, Inc.	555,709	51,647,594
		209,671,575
Specialty Stores - 0.5%
Tiffany & Co., Inc.	14,900	1,548,855
Ulta Beauty, Inc.	36,700	8,208,322
		9,757,177

TOTAL SPECIALTY RETAIL		351,893,728

Technology Hardware, Storage & Peripherals - 0.4%
Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc.	43,700	7,395,351
Textiles, Apparel & Luxury Goods - 4.7%
Apparel, Accessories & Luxury Goods - 2.2%
adidas AG	19,947	4,000,469
Canada Goose Holdings, Inc.	66,500	2,100,807
Carter's, Inc.	54,500	6,403,205
G-III Apparel Group Ltd. (a)	54,663	2,016,518
Kering SA	4,000	1,886,164
LVMH Moet Hennessy - Louis Vuitton SA	17,330	5,086,448
PVH Corp.	119,300	16,369,153
Tapestry, Inc.	74,300	3,286,289
		41,149,053
Footwear - 2.5%
NIKE, Inc. Class B	731,956	45,783,848

TOTAL TEXTILES, APPAREL & LUXURY GOODS		86,932,901

TOTAL COMMON STOCKS
(Cost $1,243,771,655)		1,838,254,500

Money Market Funds - 1.5%
Fidelity Cash Central Fund, 1.36% (c)	20,871,842	20,876,017
Fidelity Securities Lending Cash Central Fund 1.36% (c)(d)	7,364,918	7,366,391
TOTAL MONEY MARKET FUNDS
(Cost $28,241,671)		28,242,408
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $1,272,013,326)		1,866,496,908
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(8,015,591)
NET ASSETS - 100%		$1,858,481,317

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$32,806
Fidelity Securities Lending Cash Central Fund	44,409
Total	$77,215

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,838,254,500	$1,831,170,830	$7,083,670	$--
Money Market Funds	28,242,408	28,242,408	--	--
Total Investments in Securities:	$1,866,496,908	$1,859,413,238	$7,083,670	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® International Equity Central Fund

December 31, 2017

INTCEN-QTLY-0218
1.859212.110

Investments December 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.3%
	Shares	Value
Australia - 3.4%
Abacus Property Group unit	4,425,699	$14,226,985
Aub Group Ltd.	775,591	7,988,044
Australia & New Zealand Banking Group Ltd.	1,101,852	24,708,353
BHP Billiton Ltd.	827,414	19,006,446
Blue Sky Alternative Investments Ltd.	496,851	5,636,693
Commonwealth Bank of Australia	599,136	37,557,011

TOTAL AUSTRALIA		109,123,532

Austria - 2.0%
Andritz AG	400,000	22,597,975
BUWOG AG	461,063	15,904,685
Erste Group Bank AG	583,800	25,290,557

TOTAL AUSTRIA		63,793,217

Bailiwick of Jersey - 1.9%
Glencore Xstrata PLC	7,484,419	39,409,844
Randgold Resources Ltd.	78,100	7,754,942
Shire PLC	282,200	14,623,921

TOTAL BAILIWICK OF JERSEY		61,788,707

Belgium - 1.6%
Anheuser-Busch InBev SA NV	186,816	20,856,407
KBC Groep NV	306,743	26,171,722
Telenet Group Holding NV (a)	85,620	5,967,653

TOTAL BELGIUM		52,995,782

Bermuda - 0.2%
Cheung Kong Infrastructure Holdings Ltd.	536,360	4,609,915
Petra Diamonds Ltd. (a)	3,276,086	3,450,102

TOTAL BERMUDA		8,060,017

Canada - 6.1%
Barrick Gold Corp.	609,400	8,813,757
Canadian Natural Resources Ltd.	208,600	7,454,504
Cenovus Energy, Inc.	1,514,300	13,829,884
Fortis, Inc.	173,690	6,371,397
Great-West Lifeco, Inc.	405,300	11,317,446
Imperial Oil Ltd.	211,700	6,606,994
Intact Financial Corp.	236,100	19,720,079
MDC Partners, Inc. Class A (a)	983,100	9,585,225
Potash Corp. of Saskatchewan, Inc.	569,500	11,679,960
PrairieSky Royalty Ltd.	122,822	3,132,596
Royal Bank of Canada	497,600	40,635,354
Suncor Energy, Inc.	637,500	23,405,430
The Toronto-Dominion Bank	596,100	34,926,623

TOTAL CANADA		197,479,249

Cayman Islands - 0.2%
Value Partners Group Ltd.	7,237,000	7,688,244
China - 0.7%
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	431,288	4,572,283
PICC Property & Casualty Co. Ltd. (H Shares)	4,656,000	8,951,038
Wuliangye Yibin Co. Ltd. Class A	642,862	7,892,205

TOTAL CHINA		21,415,526

Denmark - 0.6%
Jyske Bank A/S (Reg.)	206,600	11,760,620
Scandinavian Tobacco Group A/S (b)	378,297	7,316,331

TOTAL DENMARK		19,076,951

France - 9.5%
Capgemini SA	61,700	7,320,900
Christian Dior SA	23,100	8,441,071
Compagnie de St. Gobain	628,100	34,651,714
Danone SA	206,511	17,303,746
ENGIE	481,380	8,279,664
Hermes International SCA	35,000	18,740,157
Iliad SA	27,629	6,621,843
Ipsen SA	97,000	11,588,499
Kaufman & Broad SA	225,900	10,741,558
LVMH Moet Hennessy - Louis Vuitton SA	105,410	30,938,403
Sanofi SA	342,255	29,465,413
Societe Generale Series A	512,600	26,427,367
Suez Environnement SA	228,991	4,029,280
Total SA	536,153	29,595,613
Total SA rights(a)(c)(d)	541,653	402,939
VINCI SA	400,494	40,917,362
Vivendi SA	241,060	6,484,668
Wendel SA	98,700	17,100,598

TOTAL FRANCE		309,050,795

Germany - 6.7%
BASF AG	360,243	39,493,968
Bayer AG	63,700	7,915,568
Deutsche Borse AG	174,586	20,207,552
Deutsche Post AG	838,356	39,984,583
Deutsche Telekom AG	1,007,400	17,807,246
Fresenius Medical Care AG & Co. KGaA	60,000	6,300,586
Linde AG (a)	122,100	28,516,553
ProSiebenSat.1 Media AG	490,749	16,845,299
Rheinmetall AG	85,100	10,808,051
RWE AG	221,660	4,521,299
SAP SE	227,659	25,469,435

TOTAL GERMANY		217,870,140

Hong Kong - 2.5%
AIA Group Ltd.	3,217,400	27,447,053
China Resources Beer Holdings Co. Ltd.	2,293,333	8,233,614
CLP Holdings Ltd.	626,460	6,410,654
Dah Sing Banking Group Ltd.	3,148,800	6,835,361
Dah Sing Financial Holdings Ltd.	811,600	5,199,201
Hysan Development Co. Ltd.	1,341,000	7,114,491
Power Assets Holdings Ltd.	639,700	5,399,850
Sino Land Ltd.	7,822,000	13,856,209

TOTAL HONG KONG		80,496,433

Hungary - 0.4%
OTP Bank PLC	283,000	11,715,286
India - 0.5%
Axis Bank Ltd.	1,738,672	15,359,086
Indonesia - 0.5%
PT Bank Danamon Indonesia Tbk Series A	11,868,800	6,079,835
PT Bank Rakyat Indonesia Tbk	36,519,000	9,797,616

TOTAL INDONESIA		15,877,451

Ireland - 1.9%
AIB Group PLC	528,820	3,489,776
Greencore Group PLC	4,266,447	13,231,509
James Hardie Industries PLC CDI	1,136,230	20,053,613
Kerry Group PLC Class A	61,100	6,854,563
Ryanair Holdings PLC sponsored ADR (a)	187,380	19,523,122

TOTAL IRELAND		63,152,583

Israel - 0.0%
Teva Pharmaceutical Industries Ltd. sponsored ADR	55,000	1,042,250
Italy - 1.1%
Banca Generali SpA	465,500	15,493,627
Banco di Desio e della Brianza SpA	1,740,861	4,799,998
Enel SpA	2,144,571	13,187,552
Mediaset SpA (a)(c)	914,051	3,542,419

TOTAL ITALY		37,023,596

Japan - 18.5%
Advance Residence Investment Corp.	5,426	13,344,083
AEON Financial Service Co. Ltd.	435,300	10,137,361
Alps Electric Co. Ltd.	235,300	6,724,349
Bandai Namco Holdings, Inc.	376,000	12,296,960
Chubu Electric Power Co., Inc.	323,800	4,024,690
Chugai Pharmaceutical Co. Ltd.	231,300	11,844,695
DaikyoNishikawa Corp.	924,200	14,961,090
East Japan Railway Co.	242,600	23,673,282
Fujitsu Ltd.	926,000	6,596,851
Funai Soken Holdings, Inc.	303,750	6,804,216
Hitachi Ltd.	1,189,000	9,264,017
Hoya Corp.	378,100	18,885,705
Ichigo, Inc.	3,829,900	14,514,021
Iida Group Holdings Co. Ltd.	446,200	8,415,132
JSR Corp.	834,600	16,429,046
Keyence Corp.	28,400	15,909,545
Komatsu Ltd.	710,500	25,677,270
Makita Corp.	654,600	27,508,596
Minebea Mitsumi, Inc.	313,600	6,576,763
Mitsubishi Motors Corp. of Japan	2,395,000	17,302,241
Mitsubishi UFJ Financial Group, Inc.	2,661,100	19,367,393
Nidec Corp.	63,400	8,895,975
Nintendo Co. Ltd.	26,500	9,542,561
Nippon Paint Holdings Co. Ltd. (c)	215,500	6,818,349
Nippon Telegraph & Telephone Corp.	281,270	13,232,858
Olympus Corp.	425,500	16,313,823
ORIX Corp.	1,126,600	19,042,465
Panasonic Corp.	1,718,700	25,082,565
Renesas Electronics Corp. (a)	685,100	7,983,460
Santen Pharmaceutical Co. Ltd.	160,000	2,514,844
SMC Corp.	87,900	36,181,957
SoftBank Corp.	114,050	9,029,405
Sony Corp.	785,300	35,246,514
Sony Financial Holdings, Inc.	534,200	9,463,175
Suzuki Motor Corp.	475,600	27,579,946
The Suruga Bank Ltd.	467,800	10,034,813
Tokyo Electron Ltd.	13,800	2,498,513
Tokyo Gas Co. Ltd.	187,524	4,291,375
Toto Ltd.	421,300	24,864,832
Toyota Boshoku Corp.	547,200	11,456,355
VT Holdings Co. Ltd.	1,040,500	5,180,568
Welcia Holdings Co. Ltd.	166,400	7,192,083
Yamaha Motor Co. Ltd.	545,100	17,875,700

TOTAL JAPAN		600,579,442

Netherlands - 2.9%
ASML Holding NV (Netherlands)	97,578	16,964,762
ASR Nederland NV	326,600	13,443,135
Koninklijke Philips Electronics NV	655,592	24,754,290
Unilever NV:
(Certificaten Van Aandelen) (Bearer) (c)	424,825	23,918,923
(NY Reg.)	252,700	14,232,064

TOTAL NETHERLANDS		93,313,174

Norway - 0.6%
Aker Bp ASA	204,400	5,026,230
Statoil ASA	603,969	12,930,028

TOTAL NORWAY		17,956,258

Portugal - 0.2%
Galp Energia SGPS SA Class B	359,971	6,619,039
Singapore - 0.6%
Parkway Life REIT	4,248,500	9,497,936
UOL Group Ltd.	1,311,300	8,696,573

TOTAL SINGAPORE		18,194,509

South Africa - 1.0%
Naspers Ltd. Class N	118,100	32,941,047
Spain - 2.6%
Atresmedia Corporacion de Medios de Comunicacion SA (c)	1,241,700	12,961,728
CaixaBank SA	5,321,532	24,738,855
Cellnex Telecom Sau (b)	238,590	6,111,912
Endesa SA (c)	197,540	4,231,963
Gas Natural SDG SA	213,170	4,923,611
Grifols SA ADR	543,650	12,460,458
Iberdrola SA	1,516,483	11,754,307
Masmovil Ibercom SA (a)	73,576	7,759,826

TOTAL SPAIN		84,942,660

Sweden - 2.4%
Com Hem Holding AB	467,870	7,152,284
Essity AB Class B	340,400	9,668,686
HEXPOL AB (B Shares)	888,630	9,007,520
Lundin Petroleum AB	255,373	5,846,454
Nordea Bank AB	1,934,800	23,421,102
Rezidor Hotel Group AB	3,678,150	11,478,665
Telefonaktiebolaget LM Ericsson (B Shares)	790,900	5,219,727
Victoria Park AB	1,540,546	5,521,334

TOTAL SWEDEN		77,315,772

Switzerland - 5.2%
Credit Suisse Group AG	1,481,068	26,415,920
Lonza Group AG	43,000	11,618,759
Nestle SA (Reg. S)	413,249	35,529,605
Novartis AG	183,440	15,436,936
Roche Holding AG (participation certificate)	198,010	50,067,889
Zurich Insurance Group AG	99,655	30,332,673

TOTAL SWITZERLAND		169,401,782

Taiwan - 0.1%
Nanya Technology Corp.	1,365,000	3,506,017
United Kingdom - 16.3%
AstraZeneca PLC (United Kingdom)	348,000	24,013,950
Aviva PLC	1,917,815	13,080,111
BP PLC	4,898,400	34,363,676
British American Tobacco PLC (United Kingdom)	426,900	28,922,700
BT Group PLC	3,375,481	12,382,471
Bunzl PLC	1,129,714	31,603,871
Conviviality PLC	451,097	2,459,034
Diageo PLC	678,973	24,887,322
Essentra PLC	903,900	6,462,021
GlaxoSmithKline PLC	1,002,400	17,751,694
Great Portland Estates PLC	1,347,100	12,522,349
HSBC Holdings PLC (United Kingdom)	1,575,500	16,271,877
Imperial Tobacco Group PLC	168,176	7,188,809
Indivior PLC (a)	1,075,000	5,924,661
Informa PLC	1,425,570	13,896,575
International Personal Finance PLC	2,365,092	6,306,627
Liberty Global PLC Class A (a)	274,294	9,830,697
Melrose Industries PLC	4,166,168	11,936,147
Micro Focus International PLC	239,330	8,152,605
Mondi PLC	573,800	14,959,767
Moneysupermarket.com Group PLC	3,354,444	16,132,307
National Grid PLC	874,850	10,336,495
Prudential PLC	1,099,574	28,160,439
Reckitt Benckiser Group PLC	107,700	10,047,707
Rolls-Royce Holdings PLC	1,760,375	20,131,244
Royal Dutch Shell PLC:
Class A (United Kingdom)	480,502	16,040,692
Class B (United Kingdom)	350,702	11,809,551
Senior Engineering Group PLC	4,060,400	14,291,963
St. James's Place Capital PLC	661,000	10,941,427
Standard Chartered PLC:
(Hong Kong) (a)	768,122	7,983,195
(United Kingdom) (a)	1,589,421	16,740,609
The Weir Group PLC	826,500	23,690,535
Victrex PLC	261,000	9,296,026
Virgin Money Holdings Uk PLC	2,291,300	8,792,007
Vodafone Group PLC	6,568,202	20,762,053

TOTAL UNITED KINGDOM		528,073,214

United States of America - 4.1%
Biogen, Inc. (a)	16,600	5,288,262
British American Tobacco PLC sponsored ADR	373,900	25,047,561
Cheniere Energy, Inc. (a)	175,500	9,448,920
Chevron Corp.	41,300	5,170,347
Constellation Brands, Inc. Class A (sub. vtg.)	15,700	3,588,549
Edgewell Personal Care Co. (a)	75,700	4,495,823
Energizer Holdings, Inc.	137,500	6,597,250
Freeport-McMoRan, Inc. (a)	763,000	14,466,480
Molson Coors Brewing Co. Class B	130,600	10,718,342
Monster Beverage Corp. (a)	172,900	10,942,841
Philip Morris International, Inc.	59,100	6,243,915
Phillips 66 Co.	81,700	8,263,955
Post Holdings, Inc. (a)	83,100	6,584,013
ResMed, Inc.	115,000	9,739,350
Valero Energy Corp.	85,800	7,885,878

TOTAL UNITED STATES OF AMERICA		134,481,486

TOTAL COMMON STOCKS
(Cost $2,545,750,069)		3,060,333,245

Nonconvertible Preferred Stocks - 0.7%
Germany - 0.5%
Porsche Automobil Holding SE (Germany)	189,900	15,899,479
Korea (South) - 0.2%
Samsung Electronics Co. Ltd.	2,879	5,637,297
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $11,973,027)		21,536,776
	Principal Amount	Value

Government Obligations - 0.0%
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.06% to 1.36% 1/4/18 to 3/22/18(e)
(Cost $1,677,106)	$1,680,000	1,677,074
	Shares	Value

Money Market Funds - 4.5%
Fidelity Cash Central Fund, 1.36% (f)	137,627,597	137,655,122
Fidelity Securities Lending Cash Central Fund 1.36% (f)(g)	9,006,977	9,008,778
TOTAL MONEY MARKET FUNDS
(Cost $146,662,820)		146,663,900
TOTAL INVESTMENT IN SECURITIES - 99.5%
(Cost $2,706,063,022)		3,230,210,995
NET OTHER ASSETS (LIABILITIES) - 0.5%(h)		15,629,199
NET ASSETS - 100%		$3,245,840,194

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	883	March 2018	$90,308,825	$646,510	$646,510
TME S&P/TSX 60 Index Contracts (Canada)	54	March 2018	8,225,871	524,004	524,004
TOTAL FUTURES CONTRACTS					$1,170,514

The notional amount of futures purchased as a percentage of Net Assets is 3.1%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,428,243 or 0.4% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,677,074.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

 (h) Includes $1,658,199 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$216,082
Fidelity Securities Lending Cash Central Fund	218,844
Total	$434,926

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$383,691,715	$275,578,934	$108,112,781	$--
Consumer Staples	312,637,271	180,093,561	132,543,710	--
Energy	207,832,730	103,093,170	104,739,560	--
Financials	734,293,655	559,624,141	174,669,514	--
Health Care	302,123,836	111,793,589	190,330,247	--
Industrials	430,319,458	404,642,188	25,677,270	--
Information Technology	146,922,346	89,725,861	57,196,485	--
Materials	255,618,394	189,363,038	66,255,356	--
Real Estate	115,198,666	115,198,666	--	--
Telecommunication Services	100,859,898	53,261,194	47,598,704	--
Utilities	92,372,052	79,184,500	13,187,552	--
Government Obligations	1,677,074	--	1,677,074	--
Money Market Funds	146,663,900	146,663,900	--	--
Total Investments in Securities:	$3,230,210,995	$2,308,222,742	$921,988,253	$--
Derivative Instruments:
Assets
Futures Contracts	$1,170,514	$1,170,514	$--	$--
Total Assets	$1,170,514	$1,170,514	$--	$--
Total Derivative Instruments:	$1,170,514	$1,170,514	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended December 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$122,009,833
Level 2 to Level 1	$57,281,609

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Emerging Markets Equity Central Fund

December 31, 2017

EMQ-QTLY-0218
1.876938.109

Investments December 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 88.6%
	Shares	Value
Argentina - 1.0%
Banco Macro SA sponsored ADR	9,642	$1,117,315
BBVA Banco Frances SA sponsored ADR	22,568	568,714
Grupo Financiero Galicia SA sponsored ADR	21,800	1,435,530
Grupo Superveille SA sponsored ADR	42,460	1,244,927
Loma Negra Compania Industrial Argentina SA ADR (a)	9,585	220,838
Pampa Holding SA sponsored ADR (a)	14,438	971,389
Telecom Argentina SA Class B sponsored ADR	39,453	1,445,163
YPF SA Class D sponsored ADR	66,800	1,530,388

TOTAL ARGENTINA		8,534,264

Australia - 0.0%
Frontier Digital Ventures Ltd. (a)	590,206	322,356
Austria - 0.0%
Erste Group Bank AG	5,600	242,595
Bailiwick of Jersey - 0.0%
Glencore Xstrata PLC	38,700	201,312
Bangladesh - 0.1%
BRAC Bank Ltd.	167,701	218,561
Olympic Industries Ltd.	60,302	209,018
Square Pharmaceuticals Ltd.	137,963	500,598
The City Bank Ltd.	348,371	222,823

TOTAL BANGLADESH		1,151,000

Bermuda - 1.5%
AGTech Holdings Ltd. (a)	2,892,000	447,893
Central European Media Enterprises Ltd. Class A (a)	103,700	482,205
China Resource Gas Group Ltd.	229,800	833,861
Credicorp Ltd. (United States)	21,162	4,389,634
GP Investments Ltd. Class A (depositary receipt) (a)	88,607	154,129
Shangri-La Asia Ltd.	1,740,000	3,950,876
VimpelCom Ltd. sponsored ADR	535,400	2,055,936
Yue Yuen Industrial (Holdings) Ltd.	82,000	322,213

TOTAL BERMUDA		12,636,747

Brazil - 4.1%
Azul SA sponsored ADR	66,900	1,594,227
B2W Companhia Global do Varejo (a)	1,124,426	6,949,062
Banco do Brasil SA	301,600	2,893,163
BR Malls Participacoes SA	112,665	432,373
CCR SA	174,100	847,643
Centrais Eletricas Brasileiras SA (Electrobras) (a)	80,100	467,015
Companhia de Saneamento de Minas Gerais	139,130	1,819,918
Cosan SA Industria e Comercio	112,585	1,408,543
Direcional Engenharia SA (a)	573,700	977,180
International Meal Comp Holdings S.A.	64,700	169,498
Iochpe-Maxion SA	34,100	236,441
Localiza Rent A Car SA	245,620	1,633,468
Minerva SA	514,900	1,653,156
Petrobras Distribuidora SA (a)	364,600	1,879,551
Smiles Fidelidade SA	153,800	3,519,164
Vale SA sponsored ADR	717,315	8,772,762

TOTAL BRAZIL		35,253,164

British Virgin Islands - 0.9%
Arcos Dorados Holdings, Inc. Class A (a)	23,053	238,599
Despegar.com Corp.	48,700	1,338,276
Mail.Ru Group Ltd. GDR (Reg. S) (a)	207,162	5,986,982

TOTAL BRITISH VIRGIN ISLANDS		7,563,857

Canada - 0.4%
First Quantum Minerals Ltd.	18,300	256,375
Pan American Silver Corp.	137,700	2,142,612
Torex Gold Resources, Inc. (a)	71,560	679,165

TOTAL CANADA		3,078,152

Cayman Islands - 16.1%
58.com, Inc. ADR (a)	98,482	7,048,357
Alibaba Group Holding Ltd. sponsored ADR (a)	191,822	33,075,867
BizLink Holding, Inc.	83,916	787,764
BizLink Holding, Inc. rights 1/9/18 (a)	1,742	4,022
China Biologic Products Holdings, Inc.	8,800	693,176
China Literature Ltd. (a)(b)	1,753,960	18,711,810
Haitian International Holdings Ltd.	612,000	1,840,814
JD.com, Inc. sponsored ADR (a)	456,499	18,908,189
NetEase, Inc. ADR	15,500	5,348,585
Secoo Holding Ltd. ADR (c)	24,500	236,670
Shenzhou International Group Holdings Ltd.	22,000	209,501
Shimao Property Holdings Ltd.	256,500	558,119
Silergy Corp.	9,000	206,290
SITC International Holdings Co. Ltd.	261,000	257,898
Tencent Holdings Ltd.	858,600	44,439,387
Uni-President China Holdings Ltd.	4,423,400	3,702,751
Vipshop Holdings Ltd. ADR (a)	233,700	2,738,964
Yirendai Ltd. sponsored ADR (c)	23,600	1,037,692

TOTAL CAYMAN ISLANDS		139,805,856

Chile - 1.2%
CAP SA	32,153	411,186
Compania Cervecerias Unidas SA sponsored ADR (c)	112,700	3,333,666
Enersis SA	5,367,435	1,194,895
Inversiones La Construccion SA	100,273	1,873,968
LATAM Airlines Group SA	19,218	271,219
S.A.C.I. Falabella	28,561	285,192
Sociedad Matriz SAAM SA	2,620,765	281,283
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	19,500	1,157,715
Vina Concha y Toro SA	1,011,874	1,915,556

TOTAL CHILE		10,724,680

China - 7.5%
BBMG Corp. (H Shares)	3,933,500	1,787,302
China Life Insurance Co. Ltd. (H Shares)	2,734,500	8,527,574
China Longyuan Power Grid Corp. Ltd. (H Shares)	3,916,750	2,787,348
China Pacific Insurance (Group) Co. Ltd. (H Shares)	1,377,100	6,618,597
China Petroleum & Chemical Corp. (H Shares)	2,644,000	1,936,554
China Telecom Corp. Ltd. (H Shares)	3,816,330	1,817,102
Conch Cement Co. Ltd. (H Shares)	248,500	1,168,892
Guangzhou Automobile Group Co. Ltd. (H Shares)	2,530,000	5,997,248
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	242,100	1,451,115
Industrial & Commercial Bank of China Ltd. (H Shares)	17,631,000	14,194,435
Kweichow Moutai Co. Ltd. (A Shares)	11,821	1,267,170
PICC Property & Casualty Co. Ltd. (H Shares)	2,013,000	3,869,940
Qingdao Haier Co. Ltd.	2,075,100	6,008,450
Shanghai International Airport Co. Ltd. (A Shares)	333,637	2,307,947
Tsingtao Brewery Co. Ltd. (H Shares)	602,000	3,105,218
Zhengzhou Yutong Bus Co. Ltd.	533,336	1,972,966

TOTAL CHINA		64,817,858

Colombia - 0.3%
Bancolombia SA sponsored ADR	38,256	1,517,233
Grupo de Inversiones Suramerica SA	61,706	833,239
Inversiones Argos SA	93,159	651,767

TOTAL COLOMBIA		3,002,239

Cyprus - 0.1%
Etalon Group PLC GDR (Reg. S)	228,000	684,000
Egypt - 0.0%
Six of October Development & Investment Co. (a)	216,700	233,275
Greece - 0.4%
Fourlis Holdings SA	30,300	209,044
Titan Cement Co. SA (Reg.)	129,769	3,565,606

TOTAL GREECE		3,774,650

Hong Kong - 3.8%
China Mobile Ltd. sponsored ADR	42,047	2,125,055
China Overseas Land and Investment Ltd.	917,600	2,953,806
China Resources Beer Holdings Co. Ltd.	1,678,666	6,026,812
China Resources Power Holdings Co. Ltd.	785,823	1,464,457
China Unicom Ltd. (a)	387,000	523,218
China Unicom Ltd. sponsored ADR (a)(c)	178,300	2,412,399
CNOOC Ltd.	4,805,000	6,898,140
CSPC Pharmaceutical Group Ltd.	1,354,000	2,734,741
Far East Horizon Ltd.	5,933,074	5,065,194
Sinotruk Hong Kong Ltd.	1,055,000	1,188,299
Techtronic Industries Co. Ltd.	294,500	1,920,525

TOTAL HONG KONG		33,312,646

Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	22,300	258,774
OTP Bank PLC	5,500	227,682

TOTAL HUNGARY		486,456

India - 8.8%
Adani Ports & Special Economic Zone Ltd.	405,638	2,577,491
Axis Bank Ltd.	624,928	5,520,491
Bajaj Auto Ltd.	4,368	228,088
Bharat Petroleum Corp. Ltd.	533,253	4,324,328
Bharti Airtel Ltd. (a)	233,170	1,934,500
Bharti Infratel Ltd.	390,900	2,319,132
Coal India Ltd.	320,932	1,321,884
Eicher Motors Ltd.	2,493	1,184,833
Federal Bank Ltd.	1,340,572	2,278,384
Gujarat State Petronet Ltd.	55,206	196,732
ICICI Bank Ltd.	512,245	2,510,056
ICICI Bank Ltd. sponsored ADR	516,080	5,021,458
Indraprastha Gas Ltd.	383,780	2,018,692
InterGlobe Aviation Ltd. (b)	65,522	1,237,261
ITC Ltd.	698,497	2,880,315
JK Cement Ltd.	136,878	2,381,428
Larsen & Toubro Ltd.	143,197	2,822,331
LIC Housing Finance Ltd.	364,621	3,218,420
Lupin Ltd. (a)	189,674	2,629,706
Mahindra & Mahindra Ltd.	4,000	47,061
Petronet LNG Ltd.	501,342	2,000,578
Phoenix Mills Ltd. (a)	249,925	2,454,425
Power Grid Corp. of India Ltd.	418,649	1,313,852
Redington India Ltd.	22,877	62,568
Reliance Industries Ltd.	661,650	9,545,939
SREI Infrastructure Finance Ltd.	434,995	680,702
State Bank of India	923,717	4,484,021
Sun Pharmaceutical Industries Ltd.	416,959	3,730,359
Tata Motors Ltd. (a)	726,042	4,911,360
Tejas Networks Ltd. (b)	52,887	327,561

TOTAL INDIA		76,163,956

Indonesia - 2.7%
PT Astra International Tbk	11,434,100	6,994,880
PT Bank Mandiri (Persero) Tbk	6,296,900	3,712,932
PT Bank Rakyat Indonesia Tbk	21,620,100	5,800,417
PT Indocement Tunggal Prakarsa Tbk	911,800	1,475,144
PT Kalbe Farma Tbk	7,479,800	931,702
PT Link Net Tbk	2,182,300	884,662
PT Media Nusantara Citra Tbk	14,207,800	1,345,644
PT Perusahaan Gas Negara Tbk Series B	3,016,000	389,018
PT Semen Gresik (Persero) Tbk	2,626,900	1,916,809

TOTAL INDONESIA		23,451,208

Israel - 0.2%
Bezeq The Israel Telecommunication Corp. Ltd.	1,262,727	1,908,797
Japan - 0.4%
Panasonic Corp.	72,100	1,052,221
Sumco Corp.	94,200	2,414,463

TOTAL JAPAN		3,466,684

Kenya - 0.1%
KCB Group Ltd.	865,600	358,744
Safaricom Ltd.	3,355,100	870,082

TOTAL KENYA		1,228,826

Korea (South) - 9.1%
AMOREPACIFIC Group, Inc.	35,591	4,701,563
BS Financial Group, Inc.	393,974	3,476,974
Coway Co. Ltd.	17,694	1,619,584
Daou Technology, Inc.	131,529	2,372,112
Hanon Systems	136,183	1,773,457
Hyundai Fire & Marine Insurance Co. Ltd.	66,569	2,931,250
Hyundai Industrial Development & Construction Co.	17,032	615,139
Hyundai Mobis	38,028	9,370,056
Iljin Materials Co. Ltd.	30,492	1,094,127
InterPark INT Corp.	85,648	747,050
KB Financial Group, Inc.	172,219	10,229,474
KEPCO Plant Service & Engineering Co. Ltd.	21,110	802,966
Korea Electric Power Corp.	30,074	1,074,902
Korea Express Co. Ltd. (a)	11,662	1,529,622
Korean Reinsurance Co.	170,631	1,758,464
KT Corp.	23,303	660,367
KT Corp. sponsored ADR (c)	29,522	460,838
LG Chemical Ltd.	13,475	5,112,894
LG Telecom Ltd.	77,452	1,015,883
NAVER Corp.	2,800	2,282,234
POSCO	9,990	3,116,645
Samsung Electronics Co. Ltd.	2,503	5,975,073
Samsung Life Insurance Co. Ltd.	24,773	2,889,555
Samsung SDI Co. Ltd.	23,925	4,583,827
Shinhan Financial Group Co. Ltd.	193,453	8,953,346

TOTAL KOREA (SOUTH)		79,147,402

Mauritius - 0.1%
MakeMyTrip Ltd. (a)(c)	40,400	1,205,940
Mexico - 1.6%
America Movil S.A.B. de CV Series L sponsored ADR	62,400	1,070,160
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	149,196	1,533,428
Grupo Financiero Banorte S.A.B. de CV Series O	729,332	3,999,688
Macquarie Mexican (REIT) (b)	2,307,343	2,434,958
Promotora y Operadora de Infraestructura S.A.B. de CV	122,780	1,215,405
Wal-Mart de Mexico SA de CV Series V	1,594,100	3,906,913

TOTAL MEXICO		14,160,552

Morocco - 0.1%
Attijariwafa Bank	10,991	568,593
Netherlands - 0.8%
Yandex NV Series A (a)	222,910	7,300,303
Nigeria - 0.7%
Dangote Cement PLC	524,318	334,981
Guaranty Trust Bank PLC	10,447,509	1,182,600
Guaranty Trust Bank PLC GDR (Reg. S)	187,574	1,086,053
Nigerian Breweries PLC	1,208,498	452,851
Transnational Corp. of Nigeria PLC (a)	57,139,710	231,733
Zenith Bank PLC	33,196,109	2,364,301

TOTAL NIGERIA		5,652,519

Pakistan - 0.4%
Engro Corp. Ltd.	85,200	212,131
Habib Bank Ltd.	1,599,100	2,421,329
Indus Motor Co. Ltd.	12,260	186,669
Maple Leaf Cement Factory Ltd.	223,900	138,865
MCB Bank Ltd.	243,100	467,739
Pak Electron Ltd.	121,300	52,202
United Bank Ltd.	226,200	385,309

TOTAL PAKISTAN		3,864,244

Panama - 0.2%
Copa Holdings SA Class A	15,200	2,037,712
Peru - 0.4%
Alicorp SA Class C	69,590	227,495
Compania de Minas Buenaventura SA sponsored ADR	198,390	2,793,331
Ferreycorp SAA	345,130	271,421
Grana y Montero SAA sponsored ADR (a)	30,333	86,449

TOTAL PERU		3,378,696

Philippines - 1.5%
Ayala Corp.	53,215	1,079,951
BDO Unibank, Inc.	426,080	1,397,137
International Container Terminal Services, Inc.	705,180	1,487,498
JG Summit Holdings, Inc.	627,660	904,823
Jollibee Food Corp.	68,990	348,988
LT Group, Inc.	691,000	258,912
Metropolitan Bank & Trust Co.	1,980,818	4,015,934
PUREGOLD Price Club, Inc.	218,400	218,337
Robinsons Land Corp.	3,156,450	1,344,258
SM Investments Corp.	51,520	1,019,800
Universal Robina Corp.	169,550	511,893

TOTAL PHILIPPINES		12,587,531

Poland - 0.1%
Globe Trade Centre SA	87,799	247,183
Kruk SA	2,259	169,703

TOTAL POLAND		416,886

Romania - 0.1%
Banca Transilvania SA	958,964	525,331
BRD-Groupe Societe Generale	142,525	472,860

TOTAL ROMANIA		998,191

Russia - 4.9%
Lukoil PJSC sponsored ADR	123,600	7,072,392
MegaFon PJSC	78,900	702,261
MegaFon PJSC GDR	50,700	468,975
MMC Norilsk Nickel PJSC sponsored ADR	304,800	5,711,952
Mobile TeleSystems OJSC	195,580	935,445
Mobile TeleSystems OJSC sponsored ADR	62,600	637,894
NOVATEK OAO GDR (Reg. S)	33,300	4,002,660
RusHydro PJSC (d)	81,285,500	1,028,182
Sberbank of Russia	2,304,460	9,001,506
Sberbank of Russia sponsored ADR	695,292	11,771,294
Unipro PJSC	28,220,800	1,238,532

TOTAL RUSSIA		42,571,093

Singapore - 0.2%
First Resources Ltd.	1,228,500	1,717,668
South Africa - 7.7%
African Rainbow Minerals Ltd.	34,900	378,660
Aspen Pharmacare Holdings Ltd.	107,000	2,399,879
Barclays Africa Group Ltd.	281,510	4,140,797
Barloworld Ltd.	27,700	357,229
Bidvest Group Ltd.	145,862	2,571,109
DRDGOLD Ltd.	546,000	182,696
FirstRand Ltd.	986,600	5,362,607
Imperial Holdings Ltd.	304,400	6,449,417
Life Healthcare Group Holdings Ltd.	720,300	1,615,545
MTN Group Ltd.	302,626	3,341,177
Murray & Roberts Holdings Ltd.	192,800	188,709
Nampak Ltd. (a)	257,200	337,182
Naspers Ltd. Class N	94,700	26,414,201
Nedbank Group Ltd.	115,550	2,391,785
Pretoria Portland Cement Co. Ltd. (a)	419,900	236,549
Sanlam Ltd.	52,400	368,462
Sasol Ltd.	116,000	4,009,887
Shoprite Holdings Ltd.	16,200	289,616
Tiger Brands Ltd.	153,100	5,692,140

TOTAL SOUTH AFRICA		66,727,647

Spain - 0.0%
Cemex Latam Holdings SA (a)	51,872	191,189
Prosegur Cash SA (b)	66,500	213,518

TOTAL SPAIN		404,707

Taiwan - 5.3%
Advantech Co. Ltd.	104,695	742,856
Chroma ATE, Inc.	278,000	1,518,050
GlobalWafers Co. Ltd.	480,700	6,440,768
King's Town Bank	955,000	1,199,102
LandMark Optoelectronics Corp.	87,000	1,126,100
Largan Precision Co. Ltd.	46,000	6,233,188
MediaTek, Inc.	73,000	723,430
Nanya Technology Corp.	677,000	1,738,882
PChome Online, Inc.	105,009	484,924
President Chain Store Corp.	27,000	258,469
Quanta Computer, Inc.	827,000	1,725,530
Taiwan Fertilizer Co. Ltd.	395,000	510,609
Taiwan Semiconductor Manufacturing Co. Ltd.	1,799,869	13,824,238
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,780	70,577
Unified-President Enterprises Corp.	1,911,000	4,251,390
United Microelectronics Corp.	5,217,000	2,484,909
Universal Cement Corp.	282,019	218,166
Yuanta Financial Holding Co. Ltd.	4,406,448	2,049,718

TOTAL TAIWAN		45,600,906

Thailand - 1.2%
Delta Electronics PCL (For. Reg.)	291,700	655,631
MC Group PCL	349,700	169,539
PTT Global Chemical PCL (For. Reg.)	1,688,800	4,404,664
Siam Cement PCL (For. Reg.)	202,700	3,047,653
Star Petroleum Refining PCL	2,943,400	1,544,404
Star Petroleum Refining PCL unit	497,500	261,039
Thai Beverage PCL	279,200	192,055

TOTAL THAILAND		10,274,985

Turkey - 1.8%
Bim Birlesik Magazalar A/S JSC	168,000	3,461,496
Tupras Turkiye Petrol Rafinerileri A/S	136,358	4,370,795
Turkcell Iletisim Hizmet A/S	763,200	3,116,828
Turkcell Iletisim Hizmet A/S sponsored ADR	23,800	242,760
Turkiye Garanti Bankasi A/S	1,484,000	4,196,934

TOTAL TURKEY		15,388,813

United Arab Emirates - 1.4%
Abu Dhabi National Oil Co. for Distribution PJSC (a)	180,154	129,987
Agthia Group PJSC	124,296	162,445
DP World Ltd.	100,211	2,505,275
Dubai Financial Market PJSC (a)	852,241	259,890
Dubai Parks and Resorts PJSC (a)	1,176,918	203,483
Emaar Properties PJSC (a)	2,753,346	5,202,701
National Bank of Abu Dhabi PJSC (a)	1,182,844	3,301,110

TOTAL UNITED ARAB EMIRATES		11,764,891

United Kingdom - 0.5%
ALDREES Petroleum and Transport Services Co. ELS (HSBC Warrant Program) warrants 1/30/20 (b)	29,600	218,628
Antofagasta PLC	28,000	379,932
Banque Saudi Fransi ELS (HSBC Bank Warrant Program) warrants 3/24/20 (b)	25,800	193,932
BGEO Group PLC	4,700	225,717
Bupa Arabia ELS (HSBC Warrant Program) warrants 10/19/18 (a)(b)	4,975	124,126
Fawaz Alhokair Group ELS (HSBC Bank Warrant Program) warrants 2/28/20 (b)	15,700	128,102
Fresnillo PLC	87,000	1,678,547
NMC Health PLC	5,200	202,550
The Savola Group ELS (HSBC Warrant Program) warrants 1/24/20 (b)	17,700	185,764
Tullow Oil PLC (a)	105,300	293,725
United International Transportation Co. ELS (HSBC Bank Warrant Program) warrants 7/8/20 (a)(b)	35,900	262,480

TOTAL UNITED KINGDOM		3,893,503

United States of America - 0.3%
Cognizant Technology Solutions Corp. Class A	21,200	1,505,624
MercadoLibre, Inc.	4,500	1,415,970

TOTAL UNITED STATES OF AMERICA		2,921,594

Vietnam - 0.5%
Bank For Foreign Trade Jsc	250,250	598,378
Binh Minh Plastic JSC	51,620	194,578
Ho Chi Minh City Infrastructure Investment JSC	141,960	219,419
Ho Chi Minh City Securities Co.	121,330	321,103
Petrovietnam Dr & Well Ser Jsc (a)	403,460	414,848
PetroVietnam Technical Services Corp.	368,400	382,854
Saigon Beer Alcohol Beverage Corp.	3,640	39,960
Saigon Securities, Inc.	231,440	293,517
Vietjet Aviation JSC	69,640	450,181
Vietnam Dairy Products Corp.	163,820	1,504,815

TOTAL VIETNAM		4,419,653

TOTAL COMMON STOCKS
(Cost $588,831,085)		769,048,607

Preferred Stocks - 6.1%
Convertible Preferred Stocks - 0.2%
Cayman Islands - 0.2%
China Internet Plus Holdings Ltd. Series A-11 (a)(e)(f)	331,980	1,855,456
Nonconvertible Preferred Stocks - 5.9%
Brazil - 4.1%
Ambev SA sponsored ADR	868,800	5,612,448
Banco do Estado Rio Grande do Sul SA	297,160	1,334,806
Companhia Paranaense de Energia-Copel:
(PN-B)	5,460	41,068
(PN-B) sponsored ADR	264,807	2,020,477
Fibria Celulose SA sponsored ADR	263,800	3,877,860
Itau Unibanco Holding SA sponsored ADR	747,786	9,721,218
Metalurgica Gerdau SA (PN)	1,627,700	2,841,151
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.) (a)	731,000	7,185,730
Telefonica Brasil SA	210,480	3,085,086
		35,719,844
Colombia - 0.0%
Grupo de Inversiones Suramerica SA	15,112	197,480
Korea (South) - 1.8%
Hyundai Motor Co. Series 2	87,967	8,406,262
Samsung Electronics Co. Ltd.	2,531	4,955,887
Samsung Fire & Marine Insurance Co. Ltd.	14,992	2,486,084
		15,848,233

TOTAL NONCONVERTIBLE PREFERRED STOCKS		51,765,557

TOTAL PREFERRED STOCKS
(Cost $39,154,164)		53,621,013
	Principal Amount	Value

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.06% to 1.17% 1/4/18 to 2/1/18 (Cost $819,237)(g)	820,000	819,183
	Shares	Value

Money Market Funds - 5.1%
Fidelity Cash Central Fund, 1.36% (h)	41,371,064	41,379,339
Fidelity Securities Lending Cash Central Fund 1.36% (h)(i)	2,753,392	2,753,943
TOTAL MONEY MARKET FUNDS
(Cost $44,132,036)		44,133,282
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $672,936,522)		867,622,085
NET OTHER ASSETS (LIABILITIES) - 0.1%(j)		527,934
NET ASSETS - 100%		$868,150,019

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	498	March 2018	$28,976,130	$773,104	$773,104

The notional amount of futures purchased as a percentage of Net Assets is 3.3%

Security Type Abbreviations

ELS – Equity-Linked Security

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $24,038,140 or 2.8% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) A portion of the security sold on a delayed delivery basis.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,855,456 or 0.2% of net assets.

 (f) Level 3 security

 (g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $819,183.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

 (j) Includes $197,937 of cash collateral to cover margin requirements for futures contracts.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
China Internet Plus Holdings Ltd. Series A-11	1/26/15	$1,049,339

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$91,392
Fidelity Securities Lending Cash Central Fund	10,283
Total	$101,675

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$149,031,490	$146,123,813	$1,052,221	$1,855,456
Consumer Staples	57,295,216	57,295,216	--	--
Energy	54,883,562	46,048,868	8,834,694	--
Financials	202,096,639	180,944,471	21,152,168	--
Health Care	15,438,256	15,438,256	--	--
Industrials	39,347,784	39,343,762	4,022	--
Information Technology	168,401,327	107,652,793	60,748,534	--
Materials	66,504,457	59,195,229	7,309,228	--
Real Estate	16,545,098	16,545,098	--	--
Telecommunication Services	34,033,720	31,914,690	2,119,030	--
Utilities	19,092,071	19,092,071	--	--
Government Obligations	819,183	--	819,183	--
Money Market Funds	44,133,282	44,133,282	--	--
Total Investments in Securities:	$867,622,085	$763,727,549	$102,039,080	$1,855,456
Derivative Instruments:
Assets
Futures Contracts	$773,104	$773,104	$--	$--
Total Assets	$773,104	$773,104	$--	$--
Total Derivative Instruments:	$773,104	$773,104	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended December 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$18,043,601

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Real Estate Equity Central Fund

December 31, 2017

REE-QTLY-0218
1.9862251.103

Investments December 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
Equity Real Estate Investment Trusts (REITs) - 97.4%
REITs - Apartments - 15.0%
American Homes 4 Rent Class A	110,000	$2,402,400
AvalonBay Communities, Inc.	35,550	6,342,476
Education Realty Trust, Inc.	41,900	1,463,148
Equity Residential (SBI)	24,000	1,530,480
Essex Property Trust, Inc.	18,000	4,344,660
Mid-America Apartment Communities, Inc.	32,843	3,302,692
UDR, Inc.	14,200	546,984
		19,932,840
REITs - Diversified - 15.5%
Colony NorthStar, Inc.	91,504	1,044,061
Corrections Corp. of America	58,300	1,311,750
Digital Realty Trust, Inc.	7,300	831,470
Duke Realty Corp.	125,700	3,420,297
Equinix, Inc.	19,500	8,837,788
Gaming & Leisure Properties	31,600	1,169,200
Outfront Media, Inc.	63,100	1,463,920
Washington REIT (SBI)	79,500	2,474,040
		20,552,526
REITs - Health Care - 10.4%
CareTrust (REIT), Inc.	70,000	1,173,200
Healthcare Realty Trust, Inc.	96,200	3,089,944
Sabra Health Care REIT, Inc.	69,654	1,307,406
Ventas, Inc.	93,500	5,610,935
Welltower, Inc.	42,450	2,707,037
		13,888,522
REITs - Hotels - 5.2%
DiamondRock Hospitality Co.	198,400	2,239,936
Host Hotels & Resorts, Inc.	113,400	2,250,990
Sunstone Hotel Investors, Inc.	142,700	2,358,831
		6,849,757
REITs - Management/Investment - 3.8%
American Assets Trust, Inc.	19,400	741,856
American Tower Corp.	2,900	413,743
CoreSite Realty Corp.	11,176	1,272,946
National Retail Properties, Inc.	61,600	2,656,808
		5,085,353
REITs - Manufactured Homes - 2.2%
Equity Lifestyle Properties, Inc.	33,076	2,944,426
REITs - Office Property - 15.7%
Boston Properties, Inc.	41,100	5,344,233
Corporate Office Properties Trust (SBI)	48,900	1,427,880
Douglas Emmett, Inc.	80,400	3,301,224
Highwoods Properties, Inc. (SBI)	56,200	2,861,142
Hudson Pacific Properties, Inc.	80,000	2,740,000
SL Green Realty Corp.	32,500	3,280,225
VEREIT, Inc.	244,700	1,906,213
		20,860,917
REITs - Regional Malls - 8.6%
General Growth Properties, Inc.	65,100	1,522,689
Simon Property Group, Inc.	39,150	6,723,621
Taubman Centers, Inc.	18,300	1,197,369
The Macerich Co.	29,500	1,937,560
		11,381,239
REITs - Shopping Centers - 4.2%
Acadia Realty Trust (SBI)	27,500	752,400
Cedar Realty Trust, Inc.	109,547	666,046
DDR Corp.	100,100	896,896
Urban Edge Properties	126,250	3,218,113
		5,533,455
REITs - Single Tenant - 2.6%
Agree Realty Corp.	19,700	1,013,368
Four Corners Property Trust, Inc.	34,200	878,940
Spirit Realty Capital, Inc.	178,400	1,530,672
		3,422,980
REITs - Storage - 6.1%
Extra Space Storage, Inc.	53,000	4,634,850
Public Storage	16,700	3,490,300
		8,125,150
REITs - Warehouse/Industrial - 8.0%
DCT Industrial Trust, Inc.	75,107	4,414,789
Gramercy Property Trust	45,466	1,212,124
Prologis, Inc.	49,800	3,212,598
Rexford Industrial Realty, Inc.	33,200	968,112
Terreno Realty Corp.	24,563	861,179
		10,668,802
Specialized REITs - 0.1%
Safety Income and Growth, Inc.	10,300	181,280

TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		129,427,247

Hotels, Restaurants & Leisure - 0.3%
Hotels, Resorts & Cruise Lines - 0.3%
Marriott International, Inc. Class A	3,400	461,482
Real Estate Management & Development - 0.6%
Real Estate Operating Companies - 0.6%
Vonovia SE	15,800	784,656
TOTAL COMMON STOCKS
(Cost $118,160,230)		130,673,385

Money Market Funds - 1.8%
Fidelity Cash Central Fund, 1.36% (a)
(Cost $2,389,645)	2,389,167	2,389,645
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $120,549,875)		133,063,030
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(110,947)
NET ASSETS - 100%		$132,952,083

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5,956
Fidelity Securities Lending Cash Central Fund	66
Total	$6,022

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios LLC’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	February 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	February 28, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	February 28, 2018